UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07607

Morgan Stanley Universal Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2013

Date of reporting period:	June 30, 2013

Item 1 - Report to Shareholders

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Core Plus Fixed Income Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	19
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example (unaudited)

Core Plus Fixed Income Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$981.20	$1,021.37	$3.39	$3.46	0.69%
Core Plus Fixed Income Portfolio Class II	1,000.00	980.20	1,020.13	4.62	4.71	0.94

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the five-year period but better than its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee was higher than its peer group average and the total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average, (ii) management fee was acceptable, and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.3%)
Agency Adjustable Rate Mortgage (0.4%)
Federal National Mortgage Association, Conventional Pool
2.34%, 5/1/35	$594	$632
Agency Fixed Rate Mortgages (20.9%)
Federal Home Loan Mortgage Corporation, Gold Pools:
4.00%, 12/1/41 - 11/1/42	3,000	3,142
6.00%, 8/1/37 - 5/1/38	420	455
6.50%, 9/1/32	33	38
7.50%, 5/1/35	115	138
8.00%, 8/1/32	67	82
8.50%, 8/1/31	83	102
July TBA:
3.50%, 7/25/43 (a)	610	618
Federal National Mortgage Association, August TBA:
3.50%, 8/25/43 (a)	1,599	1,619
Conventional Pools:
3.50%, 12/1/42	2,624	2,623
4.00%, 11/1/41 - 12/1/41	2,376	2,478
4.50%, 8/1/40 - 7/1/41	1,459	1,551
5.00%, 3/1/37 - 5/1/41	3,644	3,975
5.50%, 5/1/37 - 6/1/37	2,006	2,197
6.00%, 12/1/38	897	975
6.50%, 11/1/27 - 10/1/38	81	90
7.00%, 6/1/29 - 11/1/32	72	84
7.50%, 8/1/37	195	233
8.00%, 4/1/33	151	182
8.50%, 10/1/32	135	168
9.50%, 4/1/30	38	45
July TBA:
2.50%, 7/25/28 (a)	1,225	1,233
Government National Mortgage Association, July TBA:
3.50%, 7/25/43 (a)	7,656	7,859
Various Pools:
4.00%, 10/20/41 - 4/20/42	2,844	2,997
4.50%, 8/15/39	439	469
9.00%, 1/15/25	2	2
		33,355
Asset-Backed Securities (1.3%)
CVS Pass-Through Trust,
6.04%, 12/10/28	227	256
8.35%, 7/10/31 (b)	185	238
Santander Drive Auto Receivables Trust,
Series 2010-3
3.06%, 11/15/17	525	538
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (b)	400	400
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	603	634
		2,066
	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (3.9%)
Federal Home Loan Mortgage Corporation, IO
0.83%, 1/25/21 (c)	$6,355	$232
IO PAC REMIC
6.28%, 6/15/40 (c)	3,996	678
IO REMIC
5.86%, 4/15/39 (c)	2,216	454
IO STRIPS
7.50%, 12/1/29	10	2
8.00%, 1/1/28	9	1
REMIC
3.50%, 12/15/42	745	718
Federal National Mortgage Association, IO
6.20%, 9/25/20 (c)	4,939	1,366
IO REMIC
5.00%, 8/25/37	202	6
6.00%, 5/25/33 - 7/25/33	657	111
6.41%, 9/25/38 (c)	1,654	344
IO STRIPS
8.00%, 4/1/24	8	1
9.00%, 11/1/26	3	1
REMIC
7.00%, 9/25/32	104	120
9.21%, 10/25/41 (c)(d)	304	309
Government National Mortgage Association, IO
0.84%, 8/20/58 (c)	7,527	246
3.50%, 5/20/43	2,063	460
5.00%, 2/16/41	360	66
5.86%, 11/16/40 (c)	2,760	566
6.41%, 4/16/41 (c)	2,690	598
		6,279
Commercial Mortgage-Backed Securities (1.4%)
DBUBS Mortgage Trust
5.63%, 7/10/44 (b)(c)	200	211
Extended Stay America Trust
3.90%, 12/5/31 (b)	580	557
GS Mortgage Securities Corp. II
2.79%, 11/8/29 (b)(c)	390	391
JP Morgan Chase Commercial Mortgage Series Trust, IO
0.73%, 4/15/46 (c)	6,000	281
WF-RBS Commercial Mortgage Trust,
3.43%, 6/15/45	677	666
3.71%, 3/15/45 (c)	110	103
		2,209
Corporate Bonds (36.1%)
Finance (15.1%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	515	534

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Abbey National Treasury Services PLC, MTN
3.88%, 11/10/14 (b)	$330	$340
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)	475	508
Aegon N.V.
4.63%, 12/1/15	425	458
Affiliated Managers Group, Inc.
3.95%, 8/15/38 (e)	241	311
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	250	255
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	175	168
American International Group, Inc.,
4.88%, 6/1/22 (e)	275	294
6.40%, 12/15/20	250	290
Banco de Credito del Peru
6.13%, 4/24/27 (b)(c)(e)	300	305
Barclays Bank PLC
6.05%, 12/4/17 (b)	615	668
BNP Paribas SA
5.00%, 1/15/21 (e)	225	240
Boston Properties LP
3.80%, 2/1/24	135	133
Brookfield Asset Management, Inc.
5.80%, 4/25/17	175	192
Capital One Bank, USA NA
3.38%, 2/15/23	510	483
Citigroup, Inc. (See Note H),
4.05%, 7/30/22	225	217
8.50%, 5/22/19	548	691
CNA Financial Corp.
5.75%, 8/15/21 (e)	495	558
Commonwealth Bank of Australia
5.00%, 3/19/20 (b)(e)	250	279
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/9/22	365	350
Coventry Health Care, Inc.
5.45%, 6/15/21	345	385
Credit Agricole SA
2.13%, 4/17/18 (b)(e)	525	511
Credit Suisse,
5.40%, 1/14/20	375	407
6.00%, 2/15/18 (e)	145	163
Deutsche Bank AG
4.30%, 5/24/28 (c)(e)	315	291
Discover Bank
7.00%, 4/15/20	320	374
General Electric Capital Corp.,
5.30%, 2/11/21	300	330
MTN
5.88%, 1/14/38	105	116
Series G
6.00%, 8/7/19	375	436
	Face Amount (000)	Value (000)
Genworth Holdings, Inc.
7.20%, 2/15/21	$300	$337
Goldman Sachs Group, Inc. (The),
2.38%, 1/22/18	255	251
6.75%, 10/1/37	385	396
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	479
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	305	338
HBOS PLC, Series G
6.75%, 5/21/18 (b)	565	601
Healthcare Trust of America Holdings LP
3.70%, 4/15/23 (b)	275	259
HSBC Finance Corp.
6.68%, 1/15/21	225	249
HSBC Holdings PLC
4.00%, 3/30/22	235	241
ING Bank N.V.
3.75%, 3/7/17 (b)	400	419
ING US, Inc.
5.50%, 7/15/22 (b)	300	320
Intesa Sanpaolo SpA
3.88%, 1/16/18	430	413
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (b)	295	288
JPMorgan Chase & Co.,
3.20%, 1/25/23	320	304
3.38%, 5/1/23	425	397
4.50%, 1/24/22	175	184
Kilroy Realty LP
3.80%, 1/15/23	250	235
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	260	275
Mallinckrodt International Finance SA
4.75%, 4/15/23 (b)	325	310
Markel Corp.
3.63%, 3/30/23	350	334
Merrill Lynch & Co., Inc., MTN
6.88%, 4/25/18	1,085	1,250
Mizuho Corporate Bank Ltd.
1.85%, 3/21/18 (b)	390	379
National Retail Properties, Inc.
3.30%, 4/15/23	275	249
Nationwide Building Society
6.25%, 2/25/20 (b)	425	474
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (b)	375	409
PHH Corp.
4.00%, 9/1/14	225	239
Piedmont Operating Partnership LP
3.40%, 6/1/23 (b)(e)	325	297

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Platinum Underwriters Finance, Inc., Series B
7.50%, 6/1/17	$305	$341
Principal Financial Group, Inc.
1.85%, 11/15/17	450	442
Prudential Financial, Inc., MTN
6.63%, 12/1/37	130	155
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	325	344
Realty Income Corp.
3.25%, 10/15/22	300	275
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	345	329
Santander Holdings USA, Inc.,
3.00%, 9/24/15	80	82
4.63%, 4/19/16	135	142
Societe Generale SA
5.20%, 4/15/21 (b)(e)	285	301
Standard Chartered PLC
3.95%, 1/11/23 (b)(e)	235	219
Swedbank AB
2.13%, 9/29/17 (b)	365	363
UnitedHealth Group, Inc.
4.25%, 3/15/43	200	183
WellPoint, Inc.
2.75%, 10/15/42 (b)	334	417
Wells Fargo & Co., Series M
3.45%, 2/13/23	245	234
		24,041
Industrials (19.0%)
Actavis, Inc.
3.25%, 10/1/22	425	397
Agrium, Inc.
3.50%, 6/1/23	70	67
Albea Beauty Holdings SA
8.38%, 11/1/19 (b)(e)	400	394
Allegheny Technologies, Inc.
4.25%, 6/1/14	232	240
American Tower Corp.
3.50%, 1/31/23	350	321
Amgen, Inc.
5.15%, 11/15/41	149	149
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 1/15/15 (e)	30	32
Anixter, Inc.
5.63%, 5/1/19 (e)	205	213
Apple, Inc.
2.40%, 5/3/23 (e)	325	302
ARAMARK Corp.
5.75%, 3/15/20 (b)	340	349
	Face Amount (000)	Value (000)
ArcelorMittal
10.35%, 6/1/19	$205	$243
AT&T, Inc.
6.30%, 1/15/38	405	452
Best Buy Co., Inc.
3.75%, 3/15/16 (e)	265	266
Bombardier, Inc.
6.13%, 1/15/23 (b)	190	190
Boston Scientific Corp.
6.00%, 1/15/20	295	334
BP Capital Markets PLC
3.25%, 5/6/22	425	413
British Sky Broadcasting Group PLC
3.13%, 11/26/22 (b)	275	258
Burlington Northern Santa Fe LLC
3.05%, 3/15/22	450	439
Canadian Oil Sands Ltd.
7.75%, 5/15/19 (b)(e)	375	453
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 4/15/23 (e)	250	236
CF Industries, Inc.
6.88%, 5/1/18	680	800
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19	400	438
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	420	380
ConAgra Foods, Inc.,
3.20%, 1/25/23	135	129
4.65%, 1/25/43	175	163
Continental Resources, Inc.
7.13%, 4/1/21	230	254
CRH America, Inc.
6.00%, 9/30/16	360	406
Crown Castle International Corp.
5.25%, 1/15/23	280	270
Daimler Finance North America LLC
2.25%, 7/31/19 (b)	465	452
Deere & Co.
3.90%, 6/9/42 (e)	165	151
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22 (e)	150	144
Eaton Corp.
2.75%, 11/2/22 (b)	320	300
Eldorado Gold Corp.
6.13%, 12/15/20 (b)(e)	295	286
Exide Technologies
8.63%, 2/1/18 (e)(f)(g)	159	99
Experian Finance PLC
2.38%, 6/15/17 (b)	495	491
Fiserv, Inc.
3.13%, 6/15/16	230	240
FMC Technologies, Inc.
3.45%, 10/1/22	180	173

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	$460	$481
5.00%, 5/15/18	400	428
Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 3/15/18 (b)	195	186
3.88%, 3/15/23 (b)	150	136
Gap, Inc. (The)
5.95%, 4/12/21	345	382
Georgia-Pacific LLC,
7.75%, 11/15/29	95	123
8.88%, 5/15/31	130	182
GlaxoSmithKline Capital PLC
2.85%, 5/8/22	171	164
GlaxoSmithKline Capital, Inc.,
2.80%, 3/18/23 (e)	180	172
4.20%, 3/18/43 (e)	50	47
Glencore Funding LLC
2.50%, 1/15/19 (b)	270	245
Goldcorp, Inc.
3.70%, 3/15/23 (e)	520	461
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)(e)	255	304
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)(e)	335	358
Hewlett-Packard Co.
4.65%, 12/9/21 (e)	135	135
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)(e)	180	201
Home Depot, Inc.
5.88%, 12/16/36	210	248
Host Hotels & Resorts LP, Series D
3.75%, 10/15/23	100	92
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 6/15/23 (b)	220	219
Intel Corp.,
2.70%, 12/15/22 (e)	300	281
2.95%, 12/15/35 (e)	282	308
International Business Machines Corp.
1.88%, 5/15/19 (e)	450	444
International Game Technology
3.25%, 5/1/14 (e)	236	252
Kerry Group Financial Services
3.20%, 4/9/23 (b)	250	231
Kinross Gold Corp.
5.13%, 9/1/21 (e)	330	320
Lam Research Corp.
1.25%, 5/15/18 (e)	312	348
Life Technologies Corp.
6.00%, 3/1/20	245	276
MasTec, Inc.
4.88%, 3/15/23	395	376
	Face Amount (000)	Value (000)
MDC Partners, Inc.
6.75%, 4/1/20 (b)(e)	$325	$326
MeadWestvaco Corp.
7.38%, 9/1/19	95	113
Merck & Co., Inc.
2.80%, 5/18/23 (e)	300	284
MetroPCS Wireless, Inc.
6.25%, 4/1/21 (b)	435	444
Murphy Oil Corp.
3.70%, 12/1/22	265	246
NBC Universal Media LLC,
2.88%, 1/15/23 (e)	500	476
5.95%, 4/1/41	175	201
NetApp, Inc.
2.00%, 12/15/17	150	146
Nuance Communications, Inc.
2.75%, 11/1/31	224	232
Omnicom Group, Inc.
3.63%, 5/1/22	335	324
ON Semiconductor Corp., Series B
2.63%, 12/15/26	227	262
Philip Morris International, Inc.
2.50%, 8/22/22	365	338
Phillips 66
4.30%, 4/1/22	250	259
Pioneer Natural Resources Co.
7.50%, 1/15/20 (e)	225	277
Priceline.com, Inc.
1.00%, 3/15/18 (e)	249	291
Qtel International Finance Ltd.
3.25%, 2/21/23 (b)	350	319
QVC, Inc.
4.38%, 3/15/23 (b)	300	280
Qwest Corp.
6.88%, 9/15/33	495	481
Rogers Communications, Inc.
3.00%, 3/15/23	425	398
RR Donnelley & Sons Co.
7.88%, 3/15/21 (e)	430	441
SanDisk Corp.
1.50%, 8/15/17	136	182
Schlumberger Norge AS
1.25%, 8/1/17 (b)(e)	225	218
Schneider Electric SA
2.95%, 9/27/22 (b)	400	381
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 5/17/22 (b)	400	389
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	191
Syngenta Finance N.V.
3.13%, 3/28/22	420	413
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	225	220

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	$615	$616
Time Warner Cable, Inc.
4.50%, 9/15/42 (e)	130	101
Trinity Industries, Inc.
3.88%, 6/1/36	214	252
United States Steel Corp.
4.00%, 5/15/14	240	247
United Technologies Corp.
4.50%, 6/1/42	100	99
Verisk Analytics, Inc.
5.80%, 5/1/21	270	298
Volkswagen International Finance N.V.
2.38%, 3/22/17 (b)	360	366
Weatherford International Ltd.
4.50%, 4/15/22	300	297
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	255	265
Westvaco Corp.
8.20%, 1/15/30	140	166
WMG Acquisition Corp.
6.00%, 1/15/21 (b)(e)	310	317
WPP Finance 2010
3.63%, 9/7/22 (e)	425	402
Wyndham Worldwide Corp.
4.25%, 3/1/22	445	434
		30,316
Utilities (2.0%)
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	252	235
Boston Gas Co.
4.49%, 2/15/42 (b)(e)	275	265
CEZ AS
4.25%, 4/3/22 (b)	210	210
DCP Midstream Operating LP
3.88%, 3/15/23	300	282
Enterprise Products Operating LLC,
5.25%, 1/31/20 (e)	110	123
Series N
6.50%, 1/31/19	370	442
Exelon Generation Co., LLC
6.25%, 10/1/39	375	409
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	185	216
8.75%, 5/1/19	185	242
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	400	418
State Grid Overseas Investment 2013 Ltd.
3.13%, 5/22/23 (b)(e)	410	381
		3,223
		57,580
	Face Amount (000)	Value (000)
Mortgages — Other (7.7%)
Alternative Loan Trust,
6.00%, 6/25/36 - 2/25/37	$713	$576
Banc of America Alternative Loan Trust,
5.86%, 10/25/36	660	508
5.91%, 10/25/36 (c)	1,176	905
6.00%, 4/25/36	575	596
Banc of America Funding Trust,
0.48%, 7/20/36 (c)	530	441
0.56%, 8/25/36 (c)	112	102
Chaseflex Trust
6.00%, 2/25/37	836	704
CHL Mortgage Pass-Through Trust
0.49%, 4/25/46 (c)	670	143
First Horizon Alternative Mortgage Securities Trust
6.25%, 8/25/36	396	334
GSMSC Pass-Through Trust, Series 2008-2R
7.50%, 9/25/36 (b)(c)	481	442
GSR Mortgage Loan Trust
5.75%, 1/25/37	681	657
Indymac Index Mortgage Loan Trust
2.51%, 11/25/35 (c)	716	562
JP Morgan Mortgage Trust,
5.50%, 6/25/37 (c)	190	160
6.00%, 6/25/37	268	266
Lehman Mortgage Trust,
5.50%, 11/25/35 - 2/25/36	948	934
6.50%, 9/25/37	1,892	1,640
RALI Trust,
0.37%, 12/25/36 (c)	479	329
0.38%, 12/25/36 (c)	461	317
0.69%, 3/25/35 (c)	542	350
6.00%, 8/25/36 - 11/25/36	577	452
Springleaf Mortgage Loan Trust
3.56%, 12/25/59 (b)(c)	650	664
Structured Asset Mortgage Investments II Trust
0.42%, 8/25/36 (c)	763	110
WaMu Mortgage Pass-Through Certificates
1.15%, 7/25/46 (c)	845	646
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.94%, 4/25/47 (c)	599	447
		12,285
Municipal Bonds (1.3%)
City of Chicago, IL, O'Hare International Airport Revenue
6.40%, 1/1/40	100	119
City of New York, NY, Series G-1
5.97%, 3/1/36	215	248

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds (cont'd)
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	$630	$748
Municipal Electric Authority of Georgia
6.66%, 4/1/57	415	450
State of California, General Obligation Bonds
5.95%, 4/1/16	485	540
		2,105
Sovereign (3.8%)
Banco Nacional de Desenvolvimento, Economico e Social
5.50%, 7/12/20 (b)(e)	400	415
Brazilian Government International Bond
8.50%, 1/5/24	1,500	622
Caixa Economica Federal
3.50%, 11/7/22 (b)	310	262
KazMunayGas National Co., JSC
6.38%, 4/9/21 (b)	600	654
Mexican Bonos
6.50%, 6/9/22	10,000	815
Petroleos Mexicanos
4.88%, 1/24/22 (e)	730	746
Poland Government International Bond
5.00%, 3/23/22	780	841
Russian Foreign Bond - Eurobond
4.50%, 4/4/22 (b)(e)	800	819
South Africa Government Bond
7.25%, 1/15/20	4,200	423
Spain Government International Bond
4.00%, 3/6/18 (b)	500	493
		6,090
U.S. Agency Securities (2.7%)
Federal National Mortgage Association,
0.88%, 10/26/17	2,500	2,447
5.38%, 6/12/17 (e)	1,580	1,830
		4,277
U.S. Treasury Securities (17.8%)
U.S. Treasury Bond
2.75%, 11/15/42 (e)	9,000	7,762
U.S. Treasury Notes,
0.25%, 4/15/16 (e)	6,500	6,438
0.38%, 1/15/16	3,400	3,388
0.88%, 4/30/17	3,700	3,682
1.75%, 7/31/15	7,000	7,199
		28,469
Total Fixed Income Securities (Cost $154,611)		155,347
	Shares	Value (000)
Short-Term Investments (22.3%)
Securities held as Collateral on Loaned Securities (12.3%)
Investment Company (9.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H)	15,822,991	$15,823
	Face Amount (000)
Repurchase Agreements (2.4%)
Barclays Capital, Inc., (0.10%, dated 6/28/13, due 7/1/13; proceeds $2,751; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.63% due 5/31/17; valued at $2,806)	$2,751	2,751
Merrill Lynch & Co., Inc., (0.18%, dated 6/28/13, due 7/1/13; proceeds $1,058; fully collateralized by Common Stocks and Exchange Traded Funds; valued at $1,159)	1,058	1,058
		3,809
Total Securities held as Collateral on Loaned Securities (Cost $19,632)		19,632
	Shares
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $10,731)	10,730,782	10,731
	Face Amount (000)
U.S. Treasury Securities (3.3%)
U.S. Treasury Bills,
0.08%, 11/14/13 (h)	$1,700	1,700
0.11%, 11/14/13 (h)	3,500	3,499
		5,199
Total Short-Term Investments (Cost $35,561)		35,562
Total Investments (119.6%) (Cost $190,172) Including $26,278 of Securities Loaned (i)		190,909
Liabilities in Excess of Other Assets (-19.6%)		(31,225)
Net Assets (100.0%)		$159,684

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2013.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2013.

(e)  All or a portion of this security was on loan at June 30, 2013.

(f)  Issuer in bankruptcy.

(g)  Non income producing security; bond in default.

(h)  Rate shown is the yield to maturity at June 30, 2013.

(i)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

IO  Interest Only.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse	USD	2,574	$2,574	7/5/13	CHF	2,430	$2,573	$(1)
Credit Suisse	USD	458	458	7/5/13	ZAR	4,627	468	10
Goldman Sachs International	NOK	4,978	819	7/5/13	USD	815	815	(4)
HSBC Bank PLC	EUR	10	13	7/5/13	USD	13	13	— @
HSBC Bank PLC	MXN	11,520	889	7/5/13	USD	894	894	5
HSBC Bank PLC	USD	874	874	7/5/13	MXN	11,520	888	14
UBS AG	AUD	1,280	1,170	7/5/13	USD	1,235	1,235	65
UBS AG	CHF	2,430	2,573	7/5/13	USD	2,550	2,550	(23)
UBS AG	USD	1,189	1,189	7/5/13	AUD	1,280	1,171	(18)
UBS AG	ZAR	4,627	468	7/5/13	USD	457	457	(11)
Wells Fargo Bank	USD	13	13	7/5/13	EUR	10	13	— @
Wells Fargo Bank	USD	844	844	7/5/13	NOK	4,978	819	(25)
Credit Suisse	CHF	2,430	2,574	8/7/13	USD	2,575	2,575	1
Credit Suisse	ZAR	4,627	466	8/7/13	USD	456	456	(10)
Goldman Sachs International	USD	814	814	8/7/13	NOK	4,978	818	4
HSBC Bank PLC	MXN	11,520	886	8/7/13	USD	872	872	(14)
UBS AG	AUD	1,280	1,168	8/7/13	USD	1,186	1,186	18
Wells Fargo Bank	EUR	10	13	8/7/13	USD	13	13	— @
			$17,805				$17,816	$11

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)
Long:
U.S. Treasury 2 yr. Note	65	$14,300	Sep-13	$(9)
U.S. Treasury Long Bond	28	3,804	Sep-13	(97)
U.S. Treasury Ultra Long Bond	26	3,830	Sep-13	(147)

Futures Contracts: (cont'd)

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)
Short:
U.S. Treasury 10 yr. Note	49	$(6,202)	Sep-13	$(15)
				$(268)

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2013:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank Alcoa, Inc.	Buy	$800	1.00%	9/20/18	$84	$(3)	$81	BBB-
JPMorgan Chase CDX.NA.IG.20	Sell	360	1.00	6/20/18	4	(2)	2	NR
JPMorgan Chase CDX.NA.IG.20	Sell	1,625	1.00	6/20/18	9	2	11	NR
JPMorgan Chase Kohl's Corporation	Buy	900	1.00	6/20/18	51	(37)	14	BBB+
		$3,685			$148	$(40)	$108

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (000)
Bank of America	3 Month LIBOR	Receive	2.10%	2/5/23	$2,340	$89
Deutsche Bank	3 Month LIBOR	Receive	2.80	5/1/43	2,060	252
Goldman Sachs	3 Month LIBOR	Receive	2.09	2/15/23	3,730	151
Goldman Sachs	3 Month LIBOR	Receive	2.90	5/13/43	2,050	212
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	4,120	175
						$879

@  Amount is less than $500.

†  Credit Rating as issued by Standard and Poor's.

LIBOR  London Interbank Offered Rate.

NR  Not Rated.

AUD  — Australian Dollar

CHF  — Swiss Franc

EUR  — Euro

MXN  — Mexican New Peso

NOK  — Norwegian Krone

USD  — United States Dollar

ZAR  — South African Rand

The accompanying notes are an integral part of the financial statements.
12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	19.5%
Industrials	17.7
U.S. Treasury Securities	16.6
Other**	15.7
Finance	14.0
Short-Term Investments	9.3
Mortgages - Other	7.2
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2013.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with an underlying face amount of approximately $28,136,000 with total unrealized depreciation of approximately $268,000. Also, does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $11,000 and open swap agreements with net unrealized appreciation of approximately $839,000.

The accompanying notes are an integral part of the financial statements.
13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $162,826)	$163,447
Investments in Securities of Affiliated Issuers, at Value (Cost $27,346)	27,462
Total Investments in Securities, at Value (Cost $190,172)	190,909
Foreign Currency, at Value (Cost $67)	66
Cash	2,444
Receivable for Investments Sold	3,671
Interest and Paydown Receivable	1,073
Unrealized Appreciation on Swap Agreements	881
Receivable for Variation Margin	164
Premium Paid on Open Swap Agreements	148
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	117
Receivable for Portfolio Shares Sold	46
Receivable from Affiliates	9
Tax Reclaim Receivable	1
Other Assets	15
Total Assets	199,544
Liabilities:
Collateral on Securities Loaned, at Value	22,076
Payable for Investments Purchased	16,479
Due to Broker	800
Payable for Portfolio Shares Redeemed	144
Payable for Advisory Fees	126
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	106
Unrealized Depreciation on Swap Agreements	42
Payable for Administration Fees	33
Distribution Fees — Class II Shares	9
Payable for Professional Fees	7
Payable for Custodian Fees	5
Payable for Directors' Fees and Expenses	2
Other Liabilities	31
Total Liabilities	39,860
NET ASSETS	$159,684
Net Assets Consist of:
Paid-in-Capital	$220,889
Undistributed Net Investment Income	7,981
Accumulated Net Realized Loss	(70,501)
Unrealized Appreciation (Depreciation) on:
Investments	621
Investments in Affiliates	116
Futures Contracts	(268)
Swap Agreements	839
Foreign Currency Forward Exchange Contracts	11
Foreign Currency Translations	(4)
Net Assets	$159,684
CLASS I:
Net Assets	$110,688
Net Asset Value, Offering and Redemption Price Per Share Applicable to 10,598,994 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.44
CLASS II:
Net Assets	$48,996
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,707,207 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.41
(1) Including:
Securities on Loan, at Value:	$26,278

The accompanying notes are an integral part of the financial statements.
14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $1 Foreign Taxes Withheld)	$2,681
Interest from Securities of Affiliated Issuers	28
Income from Securities Loaned — Net	21
Dividends from Security of Affiliated Issuer	6
Total Investment Income	2,736
Expenses:
Advisory Fees (Note B)	312
Administration Fees (Note C)	208
Distribution Fees — Class II Shares (Note D)	89
Professional Fees	36
Custodian Fees (Note F)	24
Shareholder Reporting Fees	21
Pricing Fees	18
Directors' Fees and Expenses	2
Other Expenses	6
Total Expenses	716
Waiver of Advisory Fees (Note B)	(45)
Distribution Fees — Class II Shares Waived (Note D)	(25)
Rebate from Morgan Stanley Affiliate (Note H)	(7)
Net Expenses	639
Net Investment Income	2,097
Realized Gain (Loss):
Investments Sold	1,884
Investments in Affiliates	70
Foreign Currency Forward Exchange Contracts	165
Foreign Currency Transactions	(1)
Futures Contracts	(492)
Swap Agreements	581
Net Realized Gain	2,207
Change in Unrealized Appreciation (Depreciation):
Investments	(7,922)
Investments in Affiliates	(127)
Foreign Currency Forward Exchange Contracts	56
Foreign Currency Translations	(5)
Futures Contracts	(307)
Swap Agreements	909
Net Change in Unrealized Appreciation (Depreciation)	(7,396)
Total Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(5,189)
Net Decrease in Net Assets Resulting from Operations	$(3,092)

The accompanying notes are an integral part of the financial statements.
15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,097	$5,536
Net Realized Gain	2,207	5,465
Net Change in Unrealized Appreciation (Depreciation)	(7,396)	4,977
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,092)	15,978
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(5,856)
Class II:
Net Investment Income	—	(2,224)
Total Distributions	—	(8,080)
Capital Share Transactions:(1)
Class I:
Subscribed	9,356	11,043
Distributions Reinvested	—	5,856
Redeemed	(17,498)	(33,039)
Class II:
Subscribed	6,801	10,506
Distributions Reinvested	—	2,224
Redeemed	(8,774)	(11,813)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,115)	(15,223)
Total Decrease in Net Assets	(13,207)	(7,325)
Net Assets:
Beginning of Period	172,891	180,216
End of Period (Including Accumulated Undistributed Net Investment Income of $7,981 and $5,884)	$159,684	$172,891
(1) Capital Share Transactions:
Class I:
Shares Subscribed	874	1,048
Shares Issued on Distributions Reinvested	—	571
Shares Redeemed	(1,637)	(3,143)
Net Decrease in Class I Shares Outstanding	(763)	(1,524)
Class II:
Shares Subscribed	639	1,002
Shares Issued on Distributions Reinvested	—	217
Shares Redeemed	(828)	(1,125)
Net Increase (Decrease) in Class II Shares Outstanding	(189)	94

The accompanying notes are an integral part of the financial statements.
16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		2008
Net Asset Value, Beginning of Period	$10.64		$10.19		$10.01		$9.92		$9.90		$11.59
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.33		0.39		0.34		0.33		0.49
Net Realized and Unrealized Gain (Loss)	(0.34)		0.61		0.17		0.36		0.58		(1.67)
Total from Investment Operations	(0.20)		0.94		0.56		0.70		0.91		(1.18)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.49)		(0.38)		(0.61)		(0.89)		(0.51)
Net Asset Value, End of Period	$10.44		$10.64		$10.19		$10.01		$9.92		$9.90
Total Return ++	(1.88	)%#	9.44%		5.65%		7.14%		9.64%		(10.20)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$110,688		$120,903		$131,361		$154,029		$171,120		$193,344
Ratio of Expenses to Average Net Assets(1)	0.69	%+††*	0.69	%+††	0.67	%+††	0.69	%+††	0.69	%+	0.66%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		0.69	%+††	N/A		N/A
Ratio of Net Investment Income to Average Net Assets(1)	2.60	%+††*	3.18	%+††	3.89	%+††	3.44	%+††	3.34	%+	4.65%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.01	%††	0.01	%††	0.01	%††	0.01%		0.01%
Portfolio Turnover Rate	117	%#	245%		240%		294%		433%		447%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.75	%††*	0.75	%††	N/A		0.76	%+††	0.72	%+	N/A
Net Investment Income to Average Net Assets	2.54	%††*	3.12	%††	N/A		3.38	%+††	3.31	%+	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		2008
Net Asset Value, Beginning of Period	$10.62		$10.17		$9.99		$9.84		$9.81		$11.48
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.31		0.37		0.32		0.28		0.46
Net Realized and Unrealized Gain (Loss)	(0.33)		0.61		0.16		0.35		0.59		(1.64)
Total from Investment Operations	(0.21)		0.92		0.53		0.67		0.87		(1.18)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.47)		(0.35)		(0.52)		(0.84)		(0.49)
Net Asset Value, End of Period	$10.41		$10.62		$10.17		$9.99		$9.84		$9.81
Total Return ++	(1.98	)%#	9.19%		5.40%		6.86%		9.38%		(10.46)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$48,996		$51,988		$48,855		$48,234		$44,105		$327,352
Ratio of Expenses to Average Net Assets(1)	0.94	%+††*	0.94	%+††	0.92	%+††	0.94	%+††	0.94	%+	0.91%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		0.94	%+††	N/A		N/A
Ratio of Net Investment Income to Average Net Assets(1)	2.35	%+††*	2.93	%+††	3.64	%+††	3.19	%+††	2.87	%+	4.38%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.01	%††	0.01	%††	0.01	%††	0.01%		0.01%
Portfolio Turnover Rate	117	%#	245%		240%		294%		433%		447%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.10	%††*	1.10	%††	1.03	%††	1.11	%+††	1.07	%+	1.01%+
Net Investment Income to Average Net Assets	2.19	%††*	2.77	%††	3.53	%††	3.03	%+††	2.74	%+	4.28%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of U.S. dollar denominated investment grade fixed income securities, particularly U.S. government, corporate, mortgage and asset-backed securities. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) swaps are marked-to-market daily based upon quotations from market makers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$632	$—	$632
Agency Fixed Rate Mortgages	—	33,355	—	33,355
Asset-Backed Securities	—	2,066	—	2,066
Collateralized Mortgage Obligations - Agency Collateral Series	—	6,279	—	6,279
Commercial Mortgage - Backed Securities	—	2,209	—	2,209
Corporate Bonds	—	57,580	—	57,580
Mortgages - Other	—	12,285	—	12,285
Municipal Bonds	—	2,105	—	2,105
Sovereign	—	6,090	—	6,090
U.S. Agency Securities	—	4,277	—	4,277
U.S. Treasury Securities	—	28,469	—	28,469
Total Fixed Income Securities	—	155,347	—	155,347
Short-Term Investments
Investment Company	26,554	—	—	26,554
Repurchase Agreements	—	3,809	—	3,809
U.S. Treasury Securities	—	5,199	—	5,199
Total Short-Term Investments	26,554	9,008	—	35,562
Foreign Currency Forward Exchange Contracts	—	117	—	117
Credit Default Swap Agreements	—	2	—	2
Interest Rate Swap Agreements	—	879	—	879
Total Assets	26,554	165,353	—	191,907
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(106)	—	(106)
Futures Contracts	(268)	—	—	(268)
Credit Default Swap Agreements	—	(42)	—	(42)
Total Liabilities	(268)	(148)	—	(416)
Total	$26,286	$165,205	$—	$191,491

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, the Portfolio did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized cur-

rency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

Swaps: An over-the-counter ("OTC") swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Many swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

22

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

The Portfolio enters into credit default, interest rate and other forms of swap agreements to manage exposure to credit and interest rate risks.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as credit default swaps. Where a Portfolio is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third party on the debt obligation. If no default occurs, a Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When a Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed upon) value of a referenced debt obligation upon the default or similar event of the issuer of the referenced debt obligation. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain OTC swap agreements. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/ performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2013.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$117
Swap Agreements	Unrealized Appreciation on Swap Agreements	Credit Risk	2
Swap Agreements	Unrealized Appreciation on Swap Agreements	Interest Rate Risk	879
Total			$998
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(106)
Futures Contracts	Variation Margin	Interest Rate Risk	(268	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(42)
Total			$(416)

(a)  This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2013 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$165
Interest Rate Risk	Futures Contracts	(492)
Credit Risk	Swap Agreements	(5)
Interest Rate Risk	Swap Agreements	586
Total		$254

23

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$56
Interest Rate Risk	Futures Contracts	(307)
Credit Risk	Swap Agreements	985
Interest Rate Risk	Swap Agreements	(76)
Total		$658

The following tables present derivatives financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than 0) (000)
Bank of America	$89	$—	$—		$89
Credit Suisse	11	—	—		11
Deutsche Bank	252	—	(252	)(a)	0
Goldman Sachs	367	—	(260)		107
HSBC Bank	19	—	—		19
JPMorgan Chase	2	(2)	—		0
Royal Bank of Canada	175	—	(175	)(a)	0
UBS	83	—	—		83
Total	$998	$(2)	$(687)		$309
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)		Net Amount (not less than 0) (000)
Barclays Bank	$3	$—	$—		$3
Credit Suisse	11	—	—		11
Exchange Traded Futures	268 (b)	—	—		268 (b)
Goldman Sachs	4	—	—		4
HSBC Bank	14	—	—		14
JPMorgan Chase	39	(2)	—		37
UBS	52	—	—		52
Wells Fargo Bank	25	—	—		25
Total	$416	$(2)	$—		$414

(a)  In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

(b)  This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.
For the six months ended June 30, 2013, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$16,625,000
Futures Contracts:
Average monthly original value	$57,735,000
Swap Agreements:
Average monthly notional amount	$60,032,000

5.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the

24

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than 0) (000)
$26,278	(a)	—	$(26,278	)(b)(c)	$0

(a)  Represents market value of securities on loan at period end.

(b)  The Portfolio received cash collateral of approximately $22,076,000, of which, approximately $19,632,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At June 30, 2013, there was uninvested cash collateral of approximately $2,444,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $4,652,000 in the form of U.S. government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities.

Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.30%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.313% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares and 0.95% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $45,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

25

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.10% of the 0.35% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waiver when it deems that such action is appropriate. For the six months ended June 30, 2013, this waiver amounted to approximately $25,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$8,080	—	$6,837	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

26

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap transactions and paydown adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$330	$(330)	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$5,864	—

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,022,000 and the aggregate gross unrealized depreciation is approximately $4,285,000 resulting in net unrealized appreciation of approximately $737,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2012, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$40,982	December 31, 2016
31,112	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2012, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $4,865,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $28,129,000 and $17,931,000, respectively. For the six months ended June 30, 2013, purchases and sales of long-term U.S. Government securities were approximately $162,384,000 and $180,431,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
$17,502	$59,409	$50,357	$6	$26,554

For the six months ended June 30, 2013, the Portfolio had transactions with Citigroup, Inc., and its affiliated broker-dealers which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act.

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Interest Income (000)	Value June 30, 2013 (000)
$1,108	$225	$366	$70	$28	$908

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 52.8% and 96.6%, for Class I and Class II, respectively.

27

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCPFISAN
702538 EXP [08/31/14]

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Emerging Markets Debt Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example (unaudited)

Emerging Markets Debt Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Debt Portfolio Class I	$1,000.00	$908.60	$1,019.54	$5.02	$5.31	1.06%
Emerging Markets Debt Portfolio Class II	1,000.00	909.10	1,019.29	5.25	5.56	1.11

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average, and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.1%)
Belarus (1.3%)
Sovereign (1.3%)
Republic of Belarus, 8.95%, 1/26/18	$4,780	$4,792
Brazil (10.5%)
Corporate Bonds (3.7%)
Banco BTG Pactual SA, 4.00%, 1/16/20 (a)(b)	4,428	3,819
Banco Safra Cayman Islands Ltd., 6.75%, 1/27/21	870	948
6.75%, 1/27/21 (a)	1,280	1,395
ESAL GmbH, 6.25%, 2/5/23 (b)	2,000	1,836
Odebrecht Finance Ltd., 5.13%, 6/26/22	2,000	1,965
7.13%, 6/26/42 (a)	3,260	3,179
		13,142
Sovereign (6.8%)
Banco Nacional de Desenvolvimento, Economico e Social, 5.50%, 7/12/20 (a)(b)	1,360	1,411
5.50%, 7/12/20	5,850	6,069
6.37%, 6/16/18 (a)	1,788	1,949
Brazil Minas SPE via State of Minas Gerais, 5.33%, 2/15/28 (a)	10,390	10,130
Brazilian Government International Bond, 7.13%, 1/20/37	2,600	3,107
8.00%, 1/15/18	63	72
Caixa Economica Federal, 3.50%, 11/7/22 (a)	2,280	1,927
		24,665
		37,807
Colombia (3.9%)
Corporate Bond (0.5%)
Pacific Rubiales Energy Corp., 5.13%, 3/28/23	2,000	1,900
Sovereign (3.4%)
Colombia Government International Bond, 4.38%, 7/12/21	3,750	3,915
6.13%, 1/18/41	2,200	2,464
7.38%, 3/18/19 (b)	2,040	2,491
11.75%, 2/25/20	2,390	3,537
		12,407
		14,307
Costa Rica (0.3%)
Sovereign (0.3%)
Costa Rica Government International Bond, 4.25%, 1/26/23 (a)	1,330	1,237
	Face Amount (000)	Value (000)
Dominican Republic (0.5%)
Sovereign (0.5%)
Dominican Republic International Bond, 7.50%, 5/6/21	$1,760	$1,905
Ecuador (0.1%)
Sovereign (0.1%)
Ecuador Government International Bond, 9.38%, 12/15/15	470	490
El Salvador (0.3%)
Sovereign (0.3%)
El Salvador Government International Bond, 5.88%, 1/30/25 (a)(b)	1,250	1,222
Hungary (0.6%)
Sovereign (0.6%)
Hungary Government International Bond, 6.38%, 3/29/21 (b)	1,610	1,682
7.63%, 3/29/41	520	546
		2,228
India (0.2%)
Corporate Bond (0.2%)
Vedanta Resources PLC, 7.13%, 5/31/23 (a)(b)	780	739
Indonesia (6.7%)
Sovereign (6.7%)
Indonesia Government International Bond, 6.88%, 1/17/18 (a)	250	282
7.75%, 1/17/38	600	744
7.75%, 1/17/38 (a)	1,926	2,388
11.63%, 3/4/19 (a)	640	874
Majapahit Holding BV, 7.75%, 1/20/20	8,800	9,680
Pertamina Persero PT, 4.88%, 5/3/22	2,030	1,949
5.25%, 5/23/21	2,820	2,806
Perusahaan Listrik Negara PT, 5.50%, 11/22/21	5,320	5,240
		23,963
Ivory Coast (0.4%)
Sovereign (0.4%)
Ivory Coast Government International Bond, 5.75%, 12/31/32	1,830	1,514
Kazakhstan (5.8%)
Sovereign (5.8%)
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22 (a)	2,450	2,193
5.50%, 12/20/15	210	221
5.50%, 12/20/15 (a)	357	375
Intergas Finance BV, 6.38%, 5/14/17	410	445
KazAgro National Management Holding JSC, 4.63%, 5/24/23 (a)(b)	2,820	2,608
KazMunayGas National Co., JSC, 5.75%, 4/30/43 (a)	3,910	3,475
6.38%, 4/9/21 (a)	2,140	2,333

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Kazakhstan (cont'd)
6.38%, 4/9/21		$3,260	$3,553
9.13%, 7/2/18 (a)		1,360	1,634
9.13%, 7/2/18		3,280	3,940
			20,777
Lithuania (0.4%)
Sovereign (0.4%)
Lithuania Government International Bond, 6.63%, 2/1/22 (a)		1,290	1,487
Mexico (14.6%)
Corporate Bonds (2.1%)
Cemex SAB de CV, 9.00%, 1/11/18 (a)		391	413
9.50%, 6/15/18 (b)		500	542
9.50%, 6/15/18 (a)		1,260	1,367
Mexichem SAB de CV, 4.88%, 9/19/22		2,000	2,015
Tenedora Nemak SA de CV, 5.50%, 2/28/23 (a)(b)		1,560	1,482
5.50%, 2/28/23		2,000	1,900
			7,719
Sovereign (12.5%)
Mexican Bonos, 7.50%, 6/3/27	MXN	91,800	7,952
Mexico Government International Bond, 3.63%, 3/15/22 (b)		$1,730	1,700
5.95%, 3/19/19		4,472	5,141
6.05%, 1/11/40		2,890	3,164
6.75%, 9/27/34		3,371	3,995
Pemex Project Funding Master Trust, 6.63%, 6/15/35 - 6/15/38		2,901	3,061
8.63%, 12/1/23		1,350	1,620
Petroleos Mexicanos, 4.88%, 1/24/22		8,590	8,783
5.50%, 1/21/21		7,520	8,046
8.00%, 5/3/19		1,176	1,429
			44,891
			52,610
Panama (0.8%)
Sovereign (0.8%)
Panama Government International Bond, 5.20%, 1/30/20		890	976
8.88%, 9/30/27		1,183	1,641
9.38%, 4/1/29		240	349
			2,966
Peru (1.9%)
Corporate Bonds (0.9%)
Banco de Credito del Peru, 6.13%, 4/24/27 (a)(c)		2,280	2,320
Corp. Azucarera del Peru SA, 6.38%, 8/2/22 (a)		850	850
			3,170
	Face Amount (000)	Value (000)
Sovereign (1.0%)
El Fondo MIVIVIENDA SA, 3.50%, 1/31/23 (a)(b)	$707	$633
Peruvian Government International Bond, 7.35%, 7/21/25	2,200	2,827
		3,460
		6,630
Philippines (4.9%)
Sovereign (4.9%)
Philippine Government International Bond, 4.00%, 1/15/21 (b)	7,382	7,825
8.38%, 6/17/19	2,172	2,823
9.50%, 2/2/30	4,771	7,174
		17,822
Poland (2.8%)
Sovereign (2.8%)
Poland Government International Bond, 3.00%, 3/17/23	10,250	9,276
5.00%, 3/23/22	810	873
		10,149
Romania (0.4%)
Sovereign (0.4%)
Romanian Government International Bond, 4.38%, 8/22/23 (a)	1,465	1,399
Russia (14.1%)
Corporate Bonds (1.3%)
Severstal OAO Via Steel Capital SA, 5.90%, 10/17/22 (a)(b)	2,700	2,477
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21 (a)	1,310	1,400
VimpelCom Holdings BV, 7.50%, 3/1/22 (a)	840	872
		4,749
Sovereign (12.8%)
Russian Agricultural Bank OJSC Via RSHB Capital SA, 6.30%, 5/15/17 (a)	1,401	1,494
6.30%, 5/15/17	4,300	4,585
Russian Foreign Bond — Eurobond, 5.63%, 4/4/42 (a)(b)	9,600	9,984
7.50%, 3/31/30 (a)	468	549
7.50%, 3/31/30	10,251	12,027
12.75%, 6/24/28	2,700	4,698
Russian Railways via RZD Capital PLC, 5.70%, 4/5/22	3,800	3,947
Vnesheconombank Via VEB Finance PLC, 6.90%, 7/9/20	7,942	8,746
		46,030
		50,779
Serbia (0.4%)
Sovereign (0.4%)
Republic of Serbia, 5.25%, 11/21/17 (a)	1,510	1,480

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Slovenia (0.7%)
Sovereign (0.7%)
Slovenia Government International Bond, 5.85%, 5/10/23 (a)		$2,790	$2,602
South Africa (2.1%)
Sovereign (2.1%)
Eskom Holdings SOC Ltd., 5.75%, 1/26/21		3,230	3,230
5.75%, 1/26/21 (a)		3,278	3,278
Transnet SOC Ltd., 4.00%, 7/26/22 (a)		1,150	1,011
			7,519
Sri Lanka (0.3%)
Sovereign (0.3%)
Sri Lanka Government International Bond, 5.88%, 7/25/22 (a)		580	554
6.25%, 10/4/20		139	139
6.25%, 10/4/20 (a)		510	510
			1,203
Thailand (0.5%)
Corporate Bond (0.5%)
PTT Global Chemical PCL, 4.25%, 9/19/22 (a)		1,710	1,647
Turkey (7.3%)
Sovereign (7.3%)
Export Credit Bank of Turkey, 5.88%, 4/24/19 (a)		3,210	3,314
Turkey Government Bond, 10.50%, 1/15/20	TRY	9,300	5,374
Turkey Government International Bond, 5.63%, 3/30/21		$10,100	10,832
6.88%, 3/17/36		3,879	4,340
11.88%, 1/15/30		1,340	2,255
			26,115
Ukraine (6.6%)
Sovereign (6.6%)
Ukraine Government International Bond, 6.75%, 11/14/17		860	791
7.50%, 4/17/23 (a)		4,100	3,618
7.80%, 11/28/22		19,180	17,214
Ukraine Railways via Shortline PLC, 9.50%, 5/21/18 (a)(b)		2,210	2,006
			23,629
Uruguay (0.7%)
Sovereign (0.7%)
Uruguay Government International Bond, 8.00%, 11/18/22		1,840	2,330
Venezuela (9.0%)
Sovereign (9.0%)
Bolivarian Republic of Venezuela, 9.25%, 5/7/28		560	459
Petroleos de Venezuela SA, 8.50%, 11/2/17		17,160	15,766
12.75%, 2/17/22 (b)		7,250	7,304
	Face Amount (000)	Value (000)
Venezuela Government International Bond, 6.00%, 12/9/20	$880	$647
9.00%, 5/7/23	2,030	1,700
9.25%, 9/15/27 (b)	2,884	2,451
11.75%, 10/21/26	4,250	4,059
		32,386
Total Fixed Income Securities (Cost $366,991)		353,734
	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (c)(d)	750	135
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (c)(d)	3,750	99
Total Warrants (Cost $—)		234
	Shares
Short-Term Investments (12.3%)
Securities held as Collateral on Loaned Securities (12.1%)
Investment Company (9.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H)	35,065,244	35,065
	Face Amount (000)
Repurchase Agreements (2.4%)
Barclays Capital, Inc., (0.10%, dated 6/28/13, due 7/1/13; proceeds $6,097; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.63% due 5/31/17; valued at $6,219)	$6,097	6,097
Merrill Lynch & Co., Inc., (0.18%, dated 6/28/13, due 7/1/13; proceeds $2,345; fully collateralized by Common Stocks and Exchange Traded Funds; valued at $2,569)	2,345	2,345
		8,442
Total Securities held as Collateral on Loaned Securities (Cost $43,507)		43,507
	Shares
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $809)	808,964	809
Total Short-Term Investments (Cost $44,316)		44,316
Total Investments (110.5%) (Cost $411,307) Including $48,142 of Securities Loaned (e)		398,284
Liabilities in Excess of Other Assets (-10.5%)		(37,793)
Net Assets		$360,491

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  All or a portion of this security was on loan at June 30, 2013.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2013.

(d)  Security has been deemed illiquid at June 30, 2013.

(e)  Securities are available for collateral in connection with open futures contracts.

OJSC  Open Joint Stock Company.

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 10 yr. Note	125	$(15,820)	Sep-13	$364

MXN  — Mexican New Peso

TRY  — Turkish Lira

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	90.4%
Corporate Bonds	9.3
Other**	0.3
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2013.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open short futures contracts with an underlying face amount of approximately $15,820,000 with total unrealized appreciation of approximately $364,000.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $375,433)	$362,410
Investment in Security of Affiliated Issuer, at Value (Cost $35,874)	35,874
Total Investments in Securities, at Value (Cost $411,307)	398,284
Foreign Currency, at Value (Cost $284)	269
Cash	5,415
Interest Receivable	6,307
Receivable for Variation Margin	147
Receivable for Portfolio Shares Sold	54
Receivable from Affiliate	— @
Other Assets	13
Total Assets	410,489
Liabilities:
Collateral on Securities Loaned, at Value	48,922
Payable for Advisory Fees	773
Payable for Portfolio Shares Redeemed	163
Payable for Administration Fees	78
Payable for Professional Fees	27
Payable for Custodian Fees	9
Payable for Directors' Fees and Expenses	1
Distribution Fees — Class II Shares	1
Other Liabilities	24
Total Liabilities	49,998
NET ASSETS	$360,491
Net Assets Consist of:
Paid-in-Capital	$335,940
Accumulated Undistributed Net Investment Income	23,706
Accumulated Undistributed Net Realized Gain	13,532
Unrealized Appreciation (Depreciation) on:
Investments	(13,023)
Futures Contracts	364
Foreign Currency Translations	(28)
Net Assets	$360,491
CLASS I:
Net Assets	$338,685
Net Asset Value, Offering and Redemption Price Per Share Applicable to 39,157,706 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.65
CLASS II:
Net Assets	$21,806
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,536,304 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.60
(1) Including:
Securities on Loan, at Value:	$48,142

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$11,201
Income from Securities Loaned — Net	33
Dividends from Securities of Unaffiliated Issuers	23
Dividends from Security of Affiliated Issuer	5
Total Investment Income	11,262
Expenses:
Advisory Fees (Note B)	1,583
Administration Fees (Note C)	528
Professional Fees	60
Distribution Fees — Class II Shares (Note D)	44
Custodian Fees (Note F)	24
Shareholder Reporting Fees	18
Pricing Fees	9
Directors' Fees and Expenses	5
Other Expenses	10
Total Expenses	2,281
Distribution Fees — Class II Shares Waived (Note D)	(37)
Rebate from Morgan Stanley Affiliate (Note H)	(5)
Net Expenses	2,239
Net Investment Income	9,023
Realized Gain:
Investments Sold	9,612
Foreign Currency Forward Exchange Contracts	57
Foreign Currency Transactions	16
Futures Contracts	416
Net Realized Gain	10,101
Change in Unrealized Appreciation (Depreciation):
Investments	(58,027)
Foreign Currency Forward Exchange Contracts	(62)
Foreign Currency Translations	(29)
Futures Contracts	364
Net Change in Unrealized Appreciation (Depreciation)	(57,754)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(47,653)
Net Decrease in Net Assets Resulting from Operations	$(38,630)

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$9,023	$14,571
Net Realized Gain	10,101	5,550
Net Change in Unrealized Appreciation (Depreciation)	(57,754)	36,917
Net Increase (Decrease) in Net Assets Resulting from Operations	(38,630)	57,038
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(8,949)
Class II:
Net Investment Income	—	(778)
Total Distributions	—	(9,727)
Capital Share Transactions:(1)
Class I:
Subscribed	34,850	119,239
Distributions Reinvested	—	8,949
Redeemed	(63,506)	(23,206)
Class II:
Subscribed	2,129	4,512
Distributions Reinvested	—	778
Redeemed	(5,864)	(12,239)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(32,391)	98,033
Total Increase (Decrease) in Net Assets	(71,021)	145,344
Net Assets:
Beginning of Period	431,512	286,168
End of Period (Including Accumulated Undistributed Net Investment Income of $23,706 and $14,683)	$360,491	$431,512
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,693	13,259
Shares Issued on Distributions Reinvested	—	1,029
Shares Redeemed	(6,952)	(2,606)
Net Increase (Decrease) in Class I Shares Outstanding	(3,259)	11,682
Class II:
Shares Subscribed	230	506
Shares Issued on Distributions Reinvested	—	90
Shares Redeemed	(633)	(1,392)
Net Decrease in Class II Shares Outstanding	(403)	(796)

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009	2008
Net Asset Value, Beginning of Period	$9.52		$8.31		$8.14		$7.75		$6.47	$8.53
Income (Loss) from Investment Operations:
Net Investment Income†	0.20		0.37		0.41		0.40		0.47	0.46
Net Realized and Unrealized Gain (Loss)	(1.07)		1.10		0.15		0.33		1.41	(1.61)
Total from Investment Operations	(0.87)		1.47		0.56		0.73		1.88	(1.15)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.26)		(0.30)		(0.34)		(0.60)	(0.58)
Net Realized Gain	—		—		(0.09)		—		—	(0.33)
Total Distributions	—		(0.26)		(0.39)		(0.34)		(0.60)	(0.91)
Net Asset Value, End of Period	$8.65		$9.52		$8.31		$8.14		$7.75	$6.47
Total Return ++	(9.14	)%#	17.96%		7.03%		9.74%		30.21%	(14.98)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$338,685		$403,697		$255,316		$227,693		$138,080	$92,681
Ratio of Expenses to Average Net Assets	1.06	%+††*	1.04	%+††	1.04	%+††	1.07	%+††	1.08%+	1.10%+
Ratio of Net Investment Income to Average Net Assets	4.28	%+††*	4.18	%+††	4.95	%+††	4.96	%+††	6.50%+	6.00%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††*§	0.01	%††	0.01	%††	0.01	%††	0.00%§	0.00%§
Portfolio Turnover Rate	49	%#	39%		52%		89%		97%	70%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		2008
Net Asset Value, Beginning of Period	$9.46		$8.26		$8.10		$7.71		$6.43		$8.49
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.37		0.40		0.39		0.46		0.46
Net Realized and Unrealized Gain (Loss)	(1.05)		1.08		0.15		0.33		1.41		(1.62)
Total from Investment Operations	(0.86)		1.45		0.55		0.72		1.87		(1.16)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.25)		(0.30)		(0.33)		(0.59)		(0.57)
Net Realized Gain	—		—		(0.09)		—		—		(0.33)
Total Distributions	—		(0.25)		(0.39)		(0.33)		(0.59)		(0.90)
Net Asset Value, End of Period	$8.60		$9.46		$8.26		$8.10		$7.71		$6.43
Total Return ++	(9.09	)%#	17.88%		6.88%		9.74%		30.11%		(14.98)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$21,806		$27,815		$30,852		$31,360		$36,299		$27,438
Ratio of Expenses to Average Net Assets(1)	1.11	%+††*	1.09	%+††	1.09	%+††	1.12	%+††	1.13	%+	1.15%+
Ratio of Net Investment Income to Average Net Assets(1)	4.23	%+††*	4.13	%+††	4.90	%+††	4.91	%+††	6.48	%+	5.97%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††*§	0.01	%††	0.01	%††	0.01	%††	0.00	%§	0.00%§
Portfolio Turnover Rate	49	%#	39%		52%		89%		97%		70%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.41	%††*	1.40	%††	1.40	%††	1.43	%+††	1.43	%+	1.45%+
Net Investment Income to Average Net Assets	3.93	%††*	3.82	%††	4.59	%††	4.60	%+††	6.18	%+	5.67%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$33,066	$—	$33,066
Sovereign	—	320,668	—	320,668
Total Fixed Income Securities		353,734		353,734
Warrants	—	234	—	234
Short-Term Investments
Investment Company	35,874	—	—	35,874
Repurchase Agreements	—	8,442	—	8,442
Total Short-Term Investments	35,874	8,442	—	44,316
Futures Contracts	364	—	—	364
Total Assets	$36,238	$362,410	$—	$398,648

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, the Portfolio did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2013.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin	Interest Rate Risk	$364	(a)

(a)  This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2013 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$57
Interest Rate Risk	Futures Contracts	416
Total		$473
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(62)
Interest Rate Risk	Futures Contracts	364
Total		$302

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

The following tables present derivatives financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than 0) (000)
Exchange Traded Futures	$364	—	—	$364	(a)

(a)  This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

For the six months ended June 30, 2013, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$2,802,000
Futures Contracts:
Average monthly original value	$12,887,000

5.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than 0) (000)
$48,142	(a)	—	$(48,142	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Portfolio received cash collateral of approximately $48,922,000, of which, approximately $43,507,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At June 30, 2013, there was uninvested cash collateral of approximately $5,415,000, which is not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2013, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.75% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30% for Class I shares and 1.35% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.30% of the 0.35% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when it deems such action is appropriate. For the six months ended June 30, 2013, this waiver amounted to approximately $37,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$9,727	—	$9,572	$2,987

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, paydown adjustments and defaulted bonds, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$152	$(152)	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$15,085	$4,190

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,201,000 and the aggregate gross unrealized depreciation is approximately $20,224,000 resulting in net unrealized depreciation of approximately $13,023,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2012, the Portfolio utilized prior year short term and long term capital losses for U.S. Federal income tax purposes of approximately $326,000 and $432,000, respectively.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $198,376,000

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

and $203,240,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
$46,531	$154,322	$164,979	$5	$35,874

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 81.7% and 82.1%, for Class I and Class II, respectively.

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMDSAN
701857 [08/31/14]

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Emerging Markets Equity Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	13
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example (unaudited)

Emerging Markets Equity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Equity Portfolio Class I	$1,000.00	$943.40	$1,017.80	$6.79	$7.05	1.41%
Emerging Markets Equity Portfolio Class II	1,000.00	942.60	1,017.55	7.03	7.30	1.46

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average, and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (98.3%)
Austria (0.6%)
Vienna Insurance Group AG Wiener Versicherung Gruppe	47,029	$2,184
Brazil (7.2%)
Banco Bradesco SA (Preference)	317,730	4,101
BRF SA	327,594	7,113
CCR SA	332,600	2,638
Cia de Bebidas das Americas (Preference) ADR	113,900	4,254
PDG Realty SA Empreendimentos e Participacoes (a)	700,900	663
Petroleo Brasileiro SA	146,437	972
Petroleo Brasileiro SA (Preference)	184,504	1,338
Petroleo Brasileiro SA ADR	74,800	1,004
Petroleo Brasileiro SA Sponsored ADR	93,793	1,375
Raia Drogasil SA	150,100	1,457
Ultrapar Participacoes SA	96,920	2,307
		27,222
Chile (1.8%)
Empresa Nacional de Electricidad SA	910,301	1,339
SACI Falabella	296,275	3,207
Sociedad Quimica y Minera de Chile SA ADR	52,500	2,121
		6,667
China (11.2%)
Bank of China Ltd. H Shares (b)	15,011,000	6,174
Beijing Enterprises Holdings Ltd. (b)	177,000	1,275
Belle International Holdings Ltd. (b)	499,000	686
China Construction Bank Corp. H Shares (b)	5,285,230	3,741
China Mengniu Dairy Co., Ltd. (b)	645,000	2,308
China Mobile Ltd. (b)	409,000	4,271
China Oilfield Services Ltd. H Shares (b)	1,004,000	1,965
China Overseas Grand Oceans Group Ltd. (b)(c)	501,000	639
China Overseas Land & Investment Ltd. (b)(c)	634,000	1,663
China Pacific Insurance Group Co., Ltd. H Shares (b)	1,191,400	3,802
China Petroleum & Chemical Corp. H Shares (b)	2,007,200	1,413
China Shenhua Energy Co., Ltd. H Shares (b)	58,000	148
Chongqing Changan Automobile Co., Ltd. B Shares	327,300	388
Qihoo 360 Technology Co., Ltd. ADR (a)(c)	41,001	1,893
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)	452,800	849
Sihuan Pharmaceutical Holdings Group Ltd. (b)(c)	883,000	581
Sino Biopharmaceutical (b)(c)	2,220,000	1,440
Tencent Holdings Ltd. (b)	135,300	5,307
Tsingtao Brewery Co., Ltd. H Shares (b)(c)	274,000	1,961
Uni-President China Holdings Ltd. (b)(c)	1,410,000	1,432
		41,936
	Shares	Value (000)
Colombia (1.0%)
Cemex Latam Holdings SA (a)	199,824	$1,331
Grupo de Inversiones Suramericana SA	58,924	1,147
Grupo de Inversiones Suramericana SA (Preference)	60,300	1,190
		3,668
Hong Kong (1.0%)
Samsonite International SA	1,513,200	3,644
Hungary (0.8%)
Richter Gedeon Nyrt	20,611	3,088
India (8.4%)
ACC Ltd.	89,264	1,837
Asian Paints Ltd.	25,145	1,962
Glenmark Pharmaceuticals Ltd.	261,355	2,411
HCL Technologies Ltd.	125,900	1,644
HDFC Bank Ltd.	365,043	4,113
Idea Cellular Ltd.	745,900	1,776
IndusInd Bank Ltd.	313,642	2,467
ING Vysya Bank Ltd.	121,747	1,267
ITC Ltd.	629,719	3,437
Larsen & Toubro Ltd.	60,943	1,444
Reliance Industries Ltd.	89,247	1,295
Sun Pharmaceutical Industries Ltd.	127,042	2,163
Tata Consultancy Services Ltd.	112,271	2,868
Tata Steel Ltd.	156,726	722
Zee Entertainment Enterprises Ltd.	505,816	2,009
		31,415
Indonesia (5.2%)
Adaro Energy Tbk PT	9,673,500	838
Bank Rakyat Indonesia Persero Tbk PT	2,194,000	1,713
Bank Tabungan Negara Persero Tbk PT	12,586,264	1,458
Gudang Garam Tbk PT	484,500	2,470
Harum Energy Tbk PT	2,614,500	797
Indosat Tbk PT	5,476,000	2,897
Kalbe Farma Tbk PT	16,727,500	2,427
Lippo Karawaci Tbk PT	19,251,500	2,948
Matahari Department Store Tbk PT (a)	1,873,000	2,189
Semen Indonesia Persero Tbk PT	1,045,000	1,801
		19,538
Korea, Republic of (13.8%)
Cheil Industries, Inc.	16,094	1,263
Cheil Worldwide, Inc. (a)	37,745	813
Cosmax, Inc.	15,722	629
Coway Co., Ltd.	44,101	2,155
GS Retail Co., Ltd.	36,180	928
Hotel Shilla Co., Ltd.	24,443	1,306
Hyundai Engineering & Construction Co., Ltd.	55,539	2,719
Hyundai Glovis Co., Ltd.	10,654	1,805
Hyundai Motor Co.	29,486	5,822

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Korea, Republic of (cont'd)
KT Corp.	17,380	$545
LG Display Co., Ltd. (a)	29,810	717
LG Household & Health Care Ltd.	3,247	1,587
LG Uplus Corp. (a)	142,660	1,493
NCSoft Corp.	11,653	1,653
Nexon Co., Ltd. (c)	270,100	2,979
Orion Corp.	1,145	956
Paradise Co., Ltd.	34,984	709
Samsung Electronics Co., Ltd.	14,036	16,493
Samsung Electronics Co., Ltd. (Preference)	4,017	3,109
Samsung Fire & Marine Insurance Co., Ltd.	3,139	640
Shinhan Financial Group Co., Ltd.	45,512	1,498
SK C&C Co., Ltd.	10,096	882
SK Telecom Co., Ltd.	6,076	1,117
		51,818
Malaysia (3.4%)
Astro Malaysia Holdings Bhd	2,270,300	2,177
CIMB Group Holdings Bhd	1,369,700	3,589
Gamuda Bhd	1,750,300	2,626
IHH Healthcare Bhd (a)	1,471,100	1,839
IJM Corp., Bhd	1,522,500	2,723
		12,954
Mexico (5.6%)
Alfa SAB de CV	1,276,100	3,069
Cemex SAB de CV ADR (a)(c)	362,776	3,838
Fomento Economico Mexicano SAB de CV ADR	38,000	3,921
Grupo Financiero Banorte SAB de CV Series O	228,500	1,365
Grupo Financiero Santander Mexico SAB de CV ADR (a)	246,000	3,496
Mexichem SAB de CV	482,945	2,003
Wal-Mart de Mexico SAB de CV Series V	1,270,600	3,561
		21,253
Panama (0.6%)
Copa Holdings SA, Class A	18,800	2,465
Peru (1.1%)
Credicorp Ltd.	33,430	4,278
Philippines (5.0%)
BDO Unibank, Inc.	1,850,600	3,641
Bloomberry Resorts Corp. (a)	5,033,000	1,049
DMCI Holdings, Inc.	2,081,440	2,486
International Container Terminal Services, Inc.	1,128,240	2,272
LT Group, Inc.	2,582,500	1,351
Metro Pacific Investments Corp.	26,324,500	3,217
Philippine Long Distance Telephone Co.	32,385	2,204
SM Investments Corp.	98,535	2,441
		18,661
Poland (4.0%)
Bank Pekao SA	45,527	2,055
Bank Zachodni WBK SA	47,589	4,010
	Shares	Value (000)
Jeronimo Martins SGPS SA	226,465	$4,773
Polskie Gornictwo Naftowe i Gazownictwo SA (a)	1,521,566	2,656
Telekomunikacja Polska SA	676,877	1,558
		15,052
Qatar (0.1%)
Industries Qatar QSC	11,283	491
Russia (3.9%)
Eurasia Drilling Co., Ltd. GDR	44,191	1,650
Gazprom OAO ADR	153,615	1,011
Lukoil OAO ADR	79,942	4,589
Mail.ru Group Ltd. GDR	52,318	1,499
MegaFon OAO GDR	73,829	2,307
MMC Norilsk Nickel OJSC ADR	65,805	948
Yandex N.V., Class A (a)	94,700	2,617
		14,621
South Africa (4.1%)
AngloGold Ashanti Ltd.	50,048	709
Life Healthcare Group Holdings Ltd. (c)	389,300	1,477
Mondi PLC	204,541	2,557
Naspers Ltd., Class N	48,437	3,577
Pick n Pay Stores Ltd. (c)	338,021	1,355
SABMiller PLC	65,696	3,190
Sasol Ltd.	57,500	2,510
		15,375
Switzerland (1.6%)
Coca-Cola HBC AG (a)	121,150	2,836
Swatch Group AG (The)	5,647	3,091
		5,927
Taiwan (6.8%)
Asustek Computer, Inc.	96,928	834
Chailease Holding Co., Ltd.	1,062,500	2,510
CHC Healthcare Group	74,000	197
China Life Insurance Co., Ltd. (a)	1,478,413	1,463
Cleanaway Co., Ltd.	123,000	940
Gourmet Master Co., Ltd.	36,000	208
Hon Hai Precision Industry Co., Ltd.	286,926	708
Lung Yen Life Service Corp.	192,000	628
MediaTek, Inc.	134,000	1,558
MStar Semiconductor, Inc.	23,000	166
Siliconware Precision Industries Co.	1,035,000	1,302
Synnex Technology International Corp.	434,000	567
Taiwan Cement Corp.	1,088,000	1,339
Taiwan Semiconductor Manufacturing Co., Ltd.	2,537,000	9,396
TPK Holding Co., Ltd.	22,000	352
Uni-President Enterprises Corp.	1,670,470	3,255
		25,423
Thailand (6.6%)
Advanced Info Service PCL (Foreign)	130,500	1,187
Advanced Info Service PCL NVDR	249,200	2,266
Bangkok Bank PCL NVDR	645,000	4,242

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Thailand (cont'd)
Bank of Ayudhya PCL (Foreign)	4,151,100	$4,751
Banpu PCL (Foreign) (c)	262,250	2,038
Land and Houses PCL NVDR	7,893,400	2,876
Minor International PCL (Foreign)	1,484,500	1,187
Robinson Department Store PCL (Foreign)	866,800	1,705
Robinson Department Store PCL NVDR	131,200	258
Supalai PCL (Foreign)	2,660,200	1,518
Supalai PCL NVDR	591,000	337
Total Access Communication PCL NVDR	622,400	2,308
		24,673
Turkey (3.3%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	274,047	3,979
Haci Omer Sabanci Holding AS	449,451	2,365
Tupras Turkiye Petrol Rafinerileri AS	68,199	1,665
Turkiye Garanti Bankasi AS	984,019	4,296
		12,305
United States (1.2%)
Eclat Textile Co., Ltd.	85,000	628
Yum! Brands, Inc. (c)	58,537	4,059
		4,687
Total Common Stocks (Cost $329,278)		369,345
Investment Companies (1.4%)
India (0.7%)
Morgan Stanley Growth Fund (See Note H) (a)	2,498,337	2,755
Thailand (0.7%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (a)(d)	6,389,300	2,451
Total Investment Companies (Cost $2,829)		5,206
Short-Term Investments (4.2%)
Securities held as Collateral on Loaned Securities (3.9%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H)	11,925,661	11,926
	Face Amount (000)
Repurchase Agreements (0.7%)
Barclays Capital, Inc., (0.10%, dated 6/28/13, due 7/1/13; proceeds $2,074; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.63% due 5/31/17; valued at $2,115)	$2,074	2,074
Merrill Lynch & Co., Inc., (0.18%, dated 6/28/13, due 7/1/13; proceeds $797; fully collateralized by Common Stocks and Exchange Traded Funds; valued at $874)	797	797
		2,871
Total Securities held as Collateral on Loaned Securities (Cost $14,797)		14,797
	Shares	Value (000)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $1,025)	1,024,819	$1,025
Total Short-Term Investments (Cost $15,822)		15,822
Total Investments (103.9%) (Cost $347,929) Including $15,995 of Securities Loaned (e)		390,373
Liabilities in Excess of Other Assets (-3.9%)		(14,567)
Net Assets (100.0%)		$375,806

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2013.

(d)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(e)  Securities are available for collateral in connection with open foreign currency forward exchange contracts.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

NVDR  Non-Voting Depositary Receipt.

OJSC  Open Joint Stock Company.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (000)
State Street Bank and Trust Co.	JPY	177,725	$1,792	7/11/13	USD	1,811	$1,811	$19
State Street Bank and Trust Co.	JPY	54,426	549	7/11/13	USD	557	557	8
			$2,341				$2,368	$27

JPY  — Japanese Yen

USD  — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	56.9%
Commercial Banks	16.6
Semiconductors & Semiconductor Equipment	8.5
Oil, Gas & Consumable Fuels	6.9
Beverages	5.7
Wireless Telecommunication Services	5.4
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2013.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open foreign currency forward exchange contracts with total unrealized appreciation of approximately $27,000.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $334,528)	$374,667
Investments in Securities of Affiliated Issuers, at Value (Cost $13,401)	15,706
Total Investments in Securities, at Value (Cost $347,929)	390,373
Foreign Currency, at Value (Cost $811)	781
Cash	1,842
Receivable for Investments Sold	3,086
Dividends Receivable	1,557
Receivable for Portfolio Shares Sold	330
Tax Reclaim Receivable	29
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	27
Receivable from Affiliate	— @
Other Assets	27
Total Assets	398,052
Liabilities:
Collateral on Securities Loaned, at Value	16,638
Payable for Investments Purchased	3,336
Payable for Advisory Fees	924
Payable for Portfolio Shares Redeemed	681
Deferred Capital Gain Country Tax	398
Payable for Custodian Fees	85
Payable for Administration Fees	79
Payable for Professional Fees	36
Payable for Directors' Fees and Expenses	3
Distribution Fees — Class II Shares	2
Other Liabilities	64
Total Liabilities	22,246
NET ASSETS	$375,806
Net Assets Consist of:
Paid-in-Capital	$361,765
Accumulated Undistributed Net Investment Income	2,517
Accumulated Net Realized Loss	(30,497)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $398 Deferred Capital Gain Country Tax)	39,741
Investments in Affiliates	2,305
Foreign Currency Forward Exchange Contracts	27
Foreign Currency Translations	(52)
Net Assets	$375,806
CLASS I:
Net Assets	$270,902
Net Asset Value, Offering and Redemption Price Per Share Applicable to 19,106,804 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.18
CLASS II:
Net Assets	$104,904
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,427,524 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.12
(1) Including:
Securities on Loan, at Value:	$15,995

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $627 of Foreign Taxes Withheld)	$5,004
Dividends from Security of Affiliated Issuer	4
Interest from Securities of Unaffiliated Issuers	1
Income from Securities Loaned — Net	30
Total Investment Income	5,039
Expenses:
Advisory Fees (Note B)	2,581
Administration Fees (Note C)	516
Custodian Fees (Note F)	326
Distribution Fees — Class II Shares (Note D)	208
Professional Fees	48
Shareholder Reporting Fees	41
Pricing Fees	7
Directors' Fees and Expenses	5
Other Expenses	8
Total Expenses	3,740
Waiver of Advisory Fees (Note B)	(601)
Distribution Fees — Class II Shares Waived (Note D)	(178)
Rebate from Morgan Stanley Affiliate (Note H)	(27)
Net Expenses	2,934
Net Investment Income	2,105
Realized Gain (Loss):
Investments Sold (Net of $303 Deferred Capital Gain Country Tax)	14,736
Foreign Currency Forward Exchange Contracts	236
Foreign Currency Transactions	(243)
Net Realized Gain	14,729
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $29)	(39,172)
Investments in Affiliates	(273)
Foreign Currency Forward Exchange Contracts	(5)
Foreign Currency Translations	(50)
Net Change in Unrealized Appreciation (Depreciation)	(39,500)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(24,771)
Net Decrease in Net Assets Resulting from Operations	$(22,666)

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,105	$2,624
Net Realized Gain	14,729	51,555
Net Change in Unrealized Appreciation (Depreciation)	(39,500)	67,770
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,666)	121,949
Capital Share Transactions:(1)
Class I:
Subscribed	16,336	50,263
Redeemed	(31,440)	(241,752)
Class II:
Subscribed	10,347	20,755
Redeemed	(23,637)	(308,100)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(28,394)	(478,834)
Total Decrease in Net Assets	(51,060)	(356,885)
Net Assets:
Beginning of Period	426,866	783,751
End of Period (Including Accumulated Undistributed Net Investment Income of $2,517 and $412)	$375,806	$426,866
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,080	3,801
Shares Redeemed	(2,084)	(17,503)
Net Decrease in Class I Shares Outstanding	(1,004)	(13,702)
Class II:
Shares Subscribed	687	1,515
Shares Redeemed	(1,575)	(22,012)
Net Decrease in Class II Shares Outstanding	(888)	(20,497)

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		2008
Net Asset Value, Beginning of Period	$15.03		$12.53		$15.38		$13.01		$7.66		$24.27
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.08		0.11		0.04		0.04		0.08
Net Realized and Unrealized Gain (Loss)	(0.93)		2.42		(2.90)		2.37		5.31		(11.33)
Total from Investment Operations	(0.85)		2.50		(2.79)		2.41		5.35		(11.25)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.06)		(0.08)		—		—
Net Realized Gain	—		—		—		—		—		(5.36)
Total Distributions	—		—		(0.06)		(0.08)		—		(5.36)
Regulatory Settlement Proceeds	—		—		—		0.04	^^	—		—
Net Asset Value, End of Period	$14.18		$15.03		$12.53		$15.38		$13.01		$7.66
Total Return ++	(5.66	)%#	19.95%		(18.22)%		19.02%		69.84%		(56.62)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$270,902		$302,315		$423,692		$681,350		$591,835		$350,649
Ratio of Expenses to Average Net Assets(1)	1.41	%+††^*	1.44	%+††^	1.56	%+††^	1.59	%+††	1.59	%+	1.60%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.44	%+††	N/A		N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets(1)	1.03	%+††*	0.56	%+††	0.80	%+††	0.30	%+††	0.41	%+	0.52%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.01	%††	0.01	%††	0.01	%††	0.01%		0.00%§
Portfolio Turnover Rate	26	%#	46%		57%		63%		64%		98%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.71	%††*	1.65	%††	1.60	%††	1.61	%+††	1.61	%+	1.62%+
Net Investment Income to Average Net Assets	0.73	%††*	0.35	%††	0.76	%††	0.28	%+††	0.39	%+	0.50%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  During the year ended December 31, 2010, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of 0.31% on total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I would have been approximately 18.71%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^  Effective March 1, 2012, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.42% for Class I shares. Prior to March 1, 2012, the maximum ratio was 1.55% for Class I shares. Prior to July 1, 2011, the maximum ratio was 1.60% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		2008
Net Asset Value, Beginning of Period	$14.98		$12.50		$15.34		$12.98		$7.63		$24.25
Income (Loss) from Investment Operations:
Net Investment Income†	0.07		0.07		0.11		0.03		0.03		0.07
Net Realized and Unrealized Gain (Loss)	(0.93)		2.41		(2.90)		2.37		5.32		(11.33)
Total from Investment Operations	(0.86)		2.48		(2.79)		2.40		5.35		(11.26)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.05)		(0.08)		—		—
Net Realized Gain	—		—		—		—		—		(5.36)
Total Distributions	—		—		(0.05)		(0.08)		—		(5.36)
Regulatory Settlement Proceeds	—		—		—		0.04	^^	—		—
Net Asset Value, End of Period	$14.12		$14.98		$12.50		$15.34		$12.98		$7.63
Total Return ++	(5.74	)%#	19.84%		(18.24)%		18.94%		70.12%		(56.74)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$104,904		$124,551		$360,059		$493,497		$407,865		$207,702
Ratio of Expenses to Average Net Assets(1)	1.46	%+††^*	1.49	%+††^	1.61	%+††^	1.64	%+††	1.64	%+	1.65%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.49	%+††	N/A		N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets(1)	0.98	%+††*	0.51	%+††	0.75	%+††	0.25	%+††	0.34	%+	0.47%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.01	%††	0.01	%††	0.01	%††	0.01%		0.00%§
Portfolio Turnover Rate	26	%#	46%		57%		63%		64%		98%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.06	%††*	2.00	%††	1.95	%††	1.96	%+††	1.96	%+	1.97%+
Net Investment Income (Loss) to Average Net Assets	0.38	%††*	(0.00	)%††§	0.41	%††	(0.07	)%+††	0.02	%+	0.15%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  During the year ended December 31, 2010, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of 0.31% on the total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class II would have been approximately 18.63%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^  Effective March 1, 2012, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.47% for Class II shares. Prior to March 1, 2012, the maximum ratio was 1.60% for Class II shares. Prior to July 1, 2011, the maximum ratio was 1.65% for Class II shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$1,805	$—	$—	$1,805
Airlines	2,465	—	—	2,465
Automobiles	6,210	—	—	6,210
Beverages	21,492	—	—	21,492
Chemicals	7,349	—	—	7,349
Commercial Banks	60,988	1,267	—	62,255
Commercial Services & Supplies	940	—	—	940
Computers & Peripherals	834	—	—	834
Construction & Engineering	9,512	—	—	9,512
Construction Materials	10,146	—	—	10,146
Diversified Consumer Services	628	—	—	628
Diversified Financial Services	10,429	—	—	10,429
Diversified Telecommunication Services	3,596	—	—	3,596
Electronic Equipment, Instruments & Components	2,344	—	—	2,344
Energy Equipment & Services	3,615	—	—	3,615
Food & Staples Retailing	12,074	—	—	12,074
Food Products	15,064	—	—	15,064
Health Care Providers & Services	4,362	—	—	4,362
Hotels, Restaurants & Leisure	7,331	1,187	—	8,518
Household Durables	2,818	—	—	2,818
Household Products	1,587	—	—	1,587
Independent Power Producers & Energy Traders	1,339	—	—	1,339
Industrial Conglomerates	9,762	—	—	9,762
Information Technology Services	5,394	—	—	5,394
Insurance	8,089	—	—	8,089
Internet Software & Services	11,316	—	—	11,316

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Media	$8,576	$—	$—	$8,576
Metals & Mining	2,379	—	—	2,379
Multi-line Retail	5,654	1,705	—	7,359
Oil, Gas & Consumable Fuels	23,918	2,038	—	25,956
Paper & Forest Products	2,557	—	—	2,557
Personal Products	629	—	—	629
Pharmaceuticals	12,110	—	—	12,110
Real Estate Management & Development	8,463	1,518	—	9,981
Semiconductors & Semiconductor Equipment	32,024	—	—	32,024
Software	4,632	—	—	4,632
Specialty Retail	686	—	—	686
Textiles, Apparel & Luxury Goods	7,363	—	—	7,363
Tobacco	5,907	—	—	5,907
Transportation Infrastructure	4,910	—	—	4,910
Wireless Telecommunication Services	19,146	1,187	—	20,333
Total Common Stocks	360,443	8,902	—	369,345
Investment Companies	5,206	—	—	5,206
Short-Term Investments
Investment Company	12,951	—	—	12,951
Repurchase Agreements	—	2,871	—	2,871
Total Short-Term Investments	12,951	2,871	—	15,822
Foreign Currency Forward Exchange Contracts	—	27	—	27
Total Assets	$378,600	$11,800	$—	$390,400

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $2,038,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2012 were valued using significant other inputs at June 30, 2013. As of June 30, 2013, securities with a total value of approximately $269,324,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2013, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2013.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$27

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2013 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$236
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(5)

The following tables present derivatives financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than 0) (000)
State Street Bank and Trust Co.	$27	—	—	$27

For the six months ended June 30, 2013, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$2,145,000

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than 0) (000)
$15,995	(a)	—	$(15,995	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Portfolio received cash collateral of approximately $16,638,000, of which, approximately $14,797,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At June 30, 2013, there was uninvested cash collateral of approximately $1,841,000, which is not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
1.25%	1.20%	1.15%	1.00%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.95% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.42% for Class I shares and 1.47% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $601,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.30% of the 0.35% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when it deems such action is appropriate.

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended June 30, 2013, this waiver amounted to approximately $178,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
—	—	$4,009	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and on certain equity securities designated as issued by passive foreign investment companies and foreign capital gain tax, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$720	$(720)	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4,723	—

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $71,483,000 and the aggregate gross unrealized depreciation is approximately $29,039,000 resulting in net unrealized appreciation of approximately $42,444,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2012, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$41,129	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2012, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $49,200,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $104,062,000 and $126,958,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Morgan Stanley Growth Fund. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $22,000 relating to the Portfolio's investment in the Morgan Stanley Growth Fund. The Morgan Stanley Growth Fund has a cost basis of approximately $450,000 at June 30, 2013.

A summary of the Portfolio's transactions in shares of the Morgan Stanley Growth Fund during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Dividend Income (000)	Value June 30, 2013 (000)
$3,028	—	—	—	—	$2,755

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
$15,270	$55,773	$58,092	$4	$12,951

During the six months ended June 30, 2013, the Portfolio incurred approximately $12,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2013, the Portfolio incurred approximately $27,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 51.6% and 69.4%, for Class I and Class II, respectively.

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMESAN
701175 EXP [08/31/14]

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Global Franchise Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example (unaudited)

Global Franchise Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class II	$1,000.00	$1,084.00	$1,018.84	$6.20	$6.01	1.20%

*  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that while the management fee was higher than its peer group average, the total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average, (ii) management fee was acceptable, and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (97.8%)
France (6.4%)
Legrand SA	10,822	$502
Sanofi	38,658	4,006
		4,508
Germany (4.6%)
SAP AG	44,395	3,251
Italy (1.1%)
Davide Campari-Milano SpA	105,387	763
Netherlands (1.8%)
DE Master Blenders 1753 N.V. (a)	78,000	1,249
Sweden (2.7%)
Swedish Match AB	52,879	1,878
Switzerland (9.8%)
Nestle SA (Registered)	105,754	6,936
United Kingdom (35.0%)
Admiral Group PLC	25,736	520
British American Tobacco PLC	127,445	6,528
Diageo PLC	111,662	3,193
Experian PLC	65,772	1,143
Imperial Tobacco Group PLC	84,503	2,930
Reckitt Benckiser Group PLC	72,613	5,133
Unilever PLC	127,357	5,156
		24,603
United States (36.4%)
3M Co.	4,726	517
Accenture PLC, Class A	43,556	3,134
Dr. Pepper Snapple Group, Inc.	59,379	2,727
Herbalife Ltd.	31,910	1,441
Kraft Foods Group, Inc.	20,809	1,163
Mead Johnson Nutrition Co.	13,837	1,096
Microsoft Corp.	99,225	3,426
Mondelez International, Inc., Class A	50,468	1,440
Moody's Corp.	21,991	1,340
NIKE, Inc., Class B	13,691	872
Philip Morris International, Inc.	36,155	3,132
Procter & Gamble Co. (The)	43,072	3,316
Visa, Inc., Class A	10,808	1,975
		25,579
Total Common Stocks (Cost $46,385)		68,767
Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $1,599)	1,599,057	1,599
Total Investments (100.1%) (Cost $47,984)		70,366
Liabilities in Excess of Other Assets (-0.1%)		(41)
Net Assets (100.0%)		$70,325

(a)  Non-income producing security.

Portfolio Composition

Classification	Percentage of Total Investments
Food Products	24.2%
Tobacco	20.6
Household Products	12.0
Other*	11.3
Beverages	9.5
Software	9.5
Information Technology Services	7.2
Pharmaceuticals	5.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $46,385)	$68,767
Investment in Security of Affiliated Issuer, at Value (Cost $1,599)	1,599
Total Investments in Securities, at Value (Cost $47,984)	70,366
Tax Reclaim Receivable	132
Dividends Receivable	94
Receivable from Affiliate	—	@
Receivable for Portfolio Shares Sold	—	@
Other Assets	6
Total Assets	70,598
Liabilities:
Payable for Advisory Fees	131
Payable for Portfolio Shares Redeemed	89
Payable for Professional Fees	20
Payable for Administration Fees	15
Payable for Custodian Fees	3
Distribution Fees — Class II Shares	3
Other Liabilities	12
Total Liabilities	273
NET ASSETS	$70,325
Net Assets Consist of:
Paid-in-Capital	$34,994
Accumulated Net Investment Income	2,790
Accumulated Net Realized Gain	10,162
Unrealized Appreciation (Depreciation) on:
Investments	22,382
Foreign Currency Translations	(3)
Net Assets	$70,325
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,758,125 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$18.71

@  Amount is less then $500.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $76 of Foreign Taxes Withheld)	$1,360
Dividends from Security of Affiliated Issuer	— @
Total Investment Income	1,360
Expenses:
Advisory Fees (Note B)	299
Distribution Fees — Class II Shares (Note D)	131
Administration Fees (Note C)	93
Professional Fees	34
Custodian Fees (Note F)	20
Shareholder Reporting Fees	7
Pricing Fees	2
Directors' Fees and Expenses	1
Other Expenses	7
Total Expenses	594
Distribution Fees — Class II Shares Waived (Note D)	(112)
Waiver of Advisory Fees (Note B)	(34)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	447
Net Investment Income	913
Realized Gain (Loss):
Investments Sold	4,132
Foreign Currency Transactions	(5)
Net Realized Gain	4,127
Change in Unrealized Appreciation (Depreciation):
Investments	1,258
Foreign Currency Translations	(3)
Net Change in Unrealized Appreciation (Depreciation)	1,255
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	5,382
Net Increase in Net Assets Resulting from Operations	$6,295

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$913	$1,852
Net Realized Gain	4,127	6,177
Net Change in Unrealized Appreciation (Depreciation)	1,255	4,043
Net Increase in Net Assets Resulting from Operations	6,295	12,072
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(1,784)
Net Realized Gain	—	(2,590)
Total Distributions	—	(4,374)
Capital Share Transactions:(1)
Class II:
Subscribed	648	2,728
Distributions Reinvested	—	4,374
Redeemed	(10,808)	(24,174)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,160)	(17,072)
Total Decrease in Net Assets	(3,865)	(9,374)
Net Assets:
Beginning of Period	74,190	83,564
End of Period (Including Accumulated Net Investment Income of $2,790 and $1,877)	$70,325	$74,190
(1) Capital Share Transactions:
Class II:
Shares Subscribed	36	161
Shares Issued on Distributions Reinvested	—	265
Shares Redeemed	(577)	(1,422)
Net Decrease in Class II Shares Outstanding	(541)	(996)

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Financial Highlights

Global Franchise Portfolio

	Class II
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011	2010		2009		2008
Net Asset Value, Beginning of Period	$17.26		$15.78	$14.93	$13.17		$11.81		$18.09
Income from Investment Operations:
Net Investment Income†	0.23		0.38	0.30	0.26		0.19		0.37
Net Realized and Unrealized Gain (Loss)	1.22		2.04	1.08	1.58		2.87		(5.42)
Total from Investment Operations	1.45		2.42	1.38	1.84		3.06		(5.05)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.38)	(0.53)	(0.08)		(1.03)		(0.27)
Net Realized Gain	—		(0.56)	—	—		(0.67)		(0.96)
Total Distributions	—		(0.94)	(0.53)	(0.08)		(1.70)		(1.23)
Net Asset Value, End of Period	$18.71		$17.26	$15.78	$14.93		$13.17		$11.81
Total Return ++	8.40	%#	15.59%	9.05%	14.05%		29.56%		(28.94)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$70,325		$74,190	$83,564	$99,791		$109,933		$99,394
Ratio of Expenses to Average Net Assets(1)	1.20	%+*	1.20%+	1.20%+	1.20	%+	1.18	%+	1.18%+
Ratio of Net Investment Income to Average Net Assets(1)	2.44	%+*	2.27%+	1.91%+	1.92	%+	1.65	%+	2.47%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.00	%§	0.00%§
Portfolio Turnover Rate	6	%#	21%	19%	35%		18%		26%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.59	%*	1.57%	1.54%	1.50	%+	1.48	%+	1.48%+
Net Investment Income to Average Net Assets	2.05	%*	1.90%	1.57%	1.62	%+	1.35	%+	2.17%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers), seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, resilient business franchises and growth potential. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$6,683	$—	$—	$6,683
Diversified Financial Services	1,340	—	—	1,340
Electrical Equipment	502	—	—	502
Food Products	17,040	—	—	17,040
Household Products	8,449	—	—	8,449
Industrial Conglomerates	517	—	—	517
Information Technology Services	5,109	—	—	5,109
Insurance	520	—	—	520
Personal Products	1,441	—	—	1,441
Pharmaceuticals	4,006	—	—	4,006
Professional Services	1,143	—	—	1,143
Software	6,677	—	—	6,677
Textiles, Apparel & Luxury Goods	872	—	—	872
Tobacco	14,468	—	—	14,468
Total Common Stocks	68,767	—	—	68,767
Short-Term Investment — Investment Company	1,599	—	—	1,599
Total Assets	$70,366	$—	$—	$70,366

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $43,188,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2013, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.71% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that the total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest, and other extraordinary expenses (including litigation), will not exceed 1.20% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $34,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.30% of the 0.35% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when it deems such action is appropriate. For the six months ended June 30, 2013, this waiver amounted to approximately $112,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,784	$2,590	$3,057	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in Capital (000)
$26	$(26)	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,880	$6,126

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $22,391,000 and the aggregate gross unrealized depreciation is approximately $9,000 resulting in net unrealized appreciation of approximately $22,382,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $4,659,000 and $13,695,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2013 (000)
$1,013	$9,245	$8,659	$—	@	$1,599

@ Amount is less than $500.

During the six months ended June 30, 2013, the Portfolio incurred less than $500 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 88.1% for Class II shares.

15

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square 049481 Singapore

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGFSAN
707495 EXP [08/31/14]

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Global Real Estate Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example (unaudited)

Global Real Estate Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Portfolio Class II	$1,000.00	$1,008.50	$1,017.85	$6.97	$7.00	1.40%

*  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee was higher but close to its peer group average and the total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average, (ii) management fee was competitive with its peer group average, and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.3%)
Australia (7.1%)
CFS Retail Property Trust Group REIT	58,641	$107
Commonwealth Property Office Fund REIT	160,819	162
Dexus Property Group REIT	482,044	472
Federation Centres Ltd. REIT	149,604	324
Goodman Group REIT	179,202	800
GPT Group REIT	187,518	659
Investa Office Fund REIT	51,916	138
Mirvac Group REIT	374,038	549
Stockland REIT	143,413	456
Westfield Group REIT	216,468	2,265
Westfield Retail Trust REIT	344,997	978
		6,910
Austria (0.1%)
Atrium European Real Estate Ltd.	26,462	138
Conwert Immobilien Invest SE (a)	1,201	12
		150
Belgium (0.0%)
Befimmo SCA Sicafi REIT	296	19
Cofinimmo REIT	233	25
		44
Brazil (0.6%)
BR Malls Participacoes SA	25,760	231
BR Properties SA	27,400	233
Iguatemi Empresa de Shopping Centers SA	17,200	169
		633
Canada (2.4%)
Boardwalk REIT	9,560	530
Brookfield Canada Office Properties REIT	8,294	206
Calloway REIT	6,162	150
Canadian Apartment Properties REIT	2,452	53
Crombie Real Estate Investment Trust REIT	9,090	118
Extendicare Inc/US	19,280	119
First Capital Realty, Inc.	8,600	146
RioCan REIT	44,393	1,067
		2,389
China (2.1%)
Agile Property Holdings Ltd. (b)	138,000	148
China Overseas Land & Investment Ltd. (b)	178,000	467
China Resources Land Ltd. (b)	203,000	555
Country Garden Holdings Co., Ltd. (b)	560,415	293
Guangzhou R&F Properties Co., Ltd. H Shares (b)	221,200	320
Shimao Property Holdings Ltd. (b)	111,500	222
		2,005
Finland (0.2%)
Citycon Oyj	2,177	7
Sponda Oyj	32,016	151
		158
	Shares	Value (000)
France (3.4%)
Altarea REIT	273	$44
Fonciere Des Regions REIT	2,400	180
Gecina SA REIT	2,157	239
ICADE REIT	3,009	249
Klepierre REIT	7,061	278
Mercialys SA REIT	14,105	272
Societe de la Tour Eiffel REIT	672	40
Societe Immobiliere de Location pour l'Industrie et le Commerce REIT	782	81
Unibail-Rodamco SE REIT	8,427	1,963
		3,346
Germany (0.8%)
Alstria Office AG REIT (a)	9,677	106
Deutsche Euroshop AG	3,081	122
Deutsche Wohnen AG	3,940	67
GSW Immobilien AG	1,655	64
LEG Immobilien AG (a)	6,021	313
Prime Office AG REIT	17,785	83
		755
Hong Kong (11.9%)
Hang Lung Properties Ltd.	130,000	453
Henderson Land Development Co., Ltd.	61,341	366
Hongkong Land Holdings Ltd.	240,500	1,652
Hysan Development Co., Ltd.	176,921	768
Kerry Properties Ltd.	162,699	638
Link REIT (The)	190,000	935
New World Development Co., Ltd.	411,288	570
Sino Land Co., Ltd.	320,100	451
Sun Hung Kai Properties Ltd.	308,804	3,985
Swire Properties Ltd.	159,500	472
Wharf Holdings Ltd.	154,816	1,301
		11,591
India (0.1%)
Religare Health Trust (Units) (c)	101,000	68
Italy (0.2%)
Beni Stabili SpA	244,198	151
Japan (14.4%)
Activia Properties, Inc. REIT	41	323
GLP J-REIT	341	333
Japan Real Estate Investment Corp. REIT	55	614
Japan Retail Fund Investment Corp. REIT	106	221
Mitsubishi Estate Co., Ltd.	147,000	3,914
Mitsui Fudosan Co., Ltd.	113,000	3,323
Nippon Accommodations Fund, Inc. REIT	9	59
Nippon Building Fund, Inc. REIT	73	845
Nippon Prologis, Inc. REIT	58	505
Nomura Real Estate Holdings, Inc.	3,300	73
Nomura Real Estate Master Fund, Inc. REIT	84	83
Nomura Real Estate Office Fund, Inc. REIT	9	39
NTT Urban Development Corp.	48	59

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Japan (cont'd)
Sumitomo Realty & Development Co., Ltd.	77,000	$3,071
Tokyo Tatemono Co., Ltd.	39,000	325
Tokyu Land Corp.	9,000	83
United Urban Investment Corp. REIT	96	130
		14,000
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	5,886,464	—
Netherlands (0.8%)
Corio N.V. REIT	9,493	378
Eurocommercial Properties N.V. CVA REIT	5,576	205
Vastned REIT	1,541	63
Wereldhave N.V. REIT	1,866	121
		767
Norway (0.1%)
Norwegian Property ASA	113,020	143
Singapore (3.3%)
Ascendas Real Estate Investment Trust REIT	82,000	144
CapitaCommercial Trust REIT	98,000	113
CapitaLand Ltd.	255,000	620
CapitaMall Trust REIT	174,000	274
CapitaMalls Asia Ltd.	201,000	289
City Developments Ltd.	32,000	270
Global Logistic Properties Ltd.	347,000	753
Keppel REIT	134,000	137
Keppel Land Ltd.	24,000	64
Mapletree Commercial Trust REIT	134,000	125
Mapletree Greater China Commercial Trust REIT (a)	115,000	86
Suntec REIT	156,000	194
UOL Group Ltd.	24,000	127
		3,196
Sweden (0.7%)
Atrium Ljungberg AB, Class B	9,683	123
Castellum AB	12,718	172
Hufvudstaden AB, Class A	29,845	357
		652
Switzerland (0.9%)
Mobimo Holding AG (Registered) (a)	349	71
PSP Swiss Property AG (Registered) (a)	6,841	593
Swiss Prime Site AG (Registered) (a)	2,549	187
		851
United Kingdom (5.5%)
Big Yellow Group PLC REIT	7,643	45
British Land Co., PLC REIT	104,216	898
Capital & Counties Properties PLC	26,275	131
Capital & Regional PLC (a)	236,701	119
Derwent London PLC REIT	8,412	294
Grainger PLC	46,633	103
Great Portland Estates PLC REIT	36,073	292
Hammerson PLC REIT	95,804	710
	Shares	Value (000)
Intu Properties PLC REIT	57,035	$271
Land Securities Group PLC REIT	79,217	1,065
Londonmetric Property PLC	38,827	61
LXB Retail Properties PLC (a)	169,987	299
Quintain Estates & Development PLC (a)	122,342	145
Safestore Holdings PLC	128,507	243
Segro PLC REIT	37,316	158
Shaftesbury PLC REIT	13,721	124
ST Modwen Properties PLC	38,065	156
Unite Group PLC	39,583	218
		5,332
United States (44.7%)
Acadia Realty Trust REIT	9,081	224
Alexandria Real Estate Equities, Inc. REIT	6,250	411
American Campus Communities, Inc. REIT	6,360	259
Ashford Hospitality Trust, Inc. REIT	18,080	207
AvalonBay Communities, Inc. REIT	21,543	2,906
Blackstone Mortgage Trust, Inc., Class A REIT	5,130	127
Boston Properties, Inc. REIT	19,940	2,103
Brookfield Office Properties, Inc.	42,681	712
Camden Property Trust REIT	13,731	949
CBL & Associates Properties, Inc. REIT	4,220	90
Cole Real Estate Investment, Inc. REIT (a)	9,680	111
Cousins Properties, Inc. REIT	27,903	282
DCT Industrial Trust, Inc. REIT	80,060	572
DDR Corp. REIT	18,820	313
Digital Realty Trust, Inc. REIT	9,220	562
Duke Realty Corp. REIT	28,780	449
Equity Lifestyle Properties, Inc. REIT	8,940	703
Equity Residential REIT	69,599	4,041
Essex Property Trust, Inc. REIT	1,630	259
Federal Realty Investment Trust REIT	3,811	395
Forest City Enterprises, Inc., Class A (a)	69,817	1,250
General Growth Properties, Inc. REIT	84,906	1,687
HCP, Inc. REIT	47,742	2,169
Health Care, Inc. REIT	7,370	494
Healthcare Realty Trust, Inc. REIT	27,217	694
Host Hotels & Resorts, Inc. REIT	155,069	2,616
Hudson Pacific Properties, Inc. REIT	15,800	336
Lexington Realty Trust REIT	3,810	45
Macerich Co. (The) REIT	19,312	1,178
Mack-Cali Realty Corp. REIT	31,303	767
National Retail Properties, Inc. REIT	1,720	59
ProLogis, Inc. REIT	22,559	851
PS Business Parks, Inc. REIT	3,288	237
Public Storage REIT	12,676	1,944
Regency Centers Corp. REIT	34,229	1,739
Retail Opportunity Investments Corp. REIT	6,086	85
Senior Housing Properties Trust REIT	31,524	817
Simon Property Group, Inc. REIT	37,061	5,853
Sovran Self Storage, Inc. REIT	2,560	166
Starwood Hotels & Resorts Worldwide, Inc.	18,835	1,190
Taubman Centers, Inc. REIT	3,720	280
The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
United States (cont'd)
Terreno Realty Corp. REIT	2,290	$43
Ventas, Inc. REIT	10,400	722
Vornado Realty Trust REIT	30,744	2,547
Winthrop Realty Trust REIT	3,820	46
		43,490
Total Common Stocks (Cost $73,806)		96,631
	No. of Rights
Rights (0.0%)
Hong Kong (0.0%)
New Hotel (a)(e) (Cost $—)	5,141	—
	Shares
Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $607)	607,117	607
Total Investments (99.9%) (Cost $74,413)		97,238
Other Assets in Excess of Liabilities (0.1%)		144
Net Assets (100.0%)		$97,382

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(d)  Security has been deemed illiquid at June 30, 2013.

(e)  At June 30, 2013, the Portfolio held fair valued securities valued at $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	34.8%
Retail	24.8
Other*	12.6
Residential	11.4
Office	11.2
Health Care	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $73,806)	$96,631
Investment in Security of Affiliated Issuer, at Value (Cost $607)	607
Total Investments in Securities, at Value (Cost $74,413)	97,238
Foreign Currency, at Value (Cost $151)	149
Cash	5
Dividends Receivable	240
Receivable for Investments Sold	216
Receivable for Portfolio Shares Sold	20
Tax Reclaim Receivable	6
Receivable from Affiliate	— @
Other Assets	11
Total Assets	97,885
Liabilities:
Payable for Advisory Fees	174
Payable for Investments Purchased	139
Payable for Portfolio Shares Redeemed	78
Payable for Custodian Fees	26
Payable for Professional Fees	23
Distribution Fees — Class II Shares	20
Payable for Administration Fees	20
Other Liabilities	23
Total Liabilities	503
NET ASSETS	$97,382
Net Assets Consist of:
Paid-in-Capital	$182,619
Accumulated Undistributed Net Investment Income	2,104
Accumulated Net Realized Loss	(110,163)
Unrealized Appreciation (Depreciation) on:
Investments	22,825
Foreign Currency Translations	(3)
Net Assets	$97,382
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 10,212,817 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.54

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $74 of Foreign Taxes Withheld)	$1,614
Dividends from Security of Affiliated Issuer	— @
Total Investment Income	1,614
Expenses:
Advisory Fees (Note B)	427
Distribution Fees — Class II Shares (Note D)	176
Administration Fees (Note C)	126
Custodian Fees (Note F)	60
Professional Fees	33
Shareholder Reporting Fees	12
Pricing Fees	7
Directors' Fees and Expenses	1
Other Expenses	5
Total Expenses	847
Waiver of Advisory Fees (Note B)	(94)
Distribution Fees — Class II Shares Waived (Note D)	(50)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	702
Net Investment Income	912
Realized Gain (Loss):
Investments Sold	2,115
Foreign Currency Transactions	(12)
Net Realized Gain	2,103
Change in Unrealized Appreciation (Depreciation):
Investments	(2,238)
Foreign Currency Translations	(4)
Net Change in Unrealized Appreciation (Depreciation)	(2,242)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(139)
Net Increase in Net Assets Resulting from Operations	$773

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$912	$1,382
Net Realized Gain	2,103	1,648
Net Change in Unrealized Appreciation (Depreciation)	(2,242)	20,071
Net Increase in Net Assets Resulting from Operations	773	23,101
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(486)
Total Distributions	—	(486)
Capital Share Transactions:(1)
Class II:
Subscribed	7,246	10,177
Distributions Reinvested	—	486
Redeemed	(7,551)	(15,681)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(305)	(5,018)
Total Increase in Net Assets	468	17,597
Net Assets:
Beginning of Period	96,914	79,317
End of Period (Including Accumulated Undistributed Net Investment Income of $2,104 and $1,192)	$97,382	$96,914
(1) Capital Share Transactions:
Class II:
Shares Subscribed	733	1,195
Shares Issued on Distributions Reinvested	—	57
Shares Redeemed	(761)	(1,853)
Net Decrease in Class II Shares Outstanding	(28)	(601)

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Financial Highlights

Global Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011	2010		2009		2008
Net Asset Value, Beginning of Period	$9.46		$7.32	$8.40	$7.72		$5.46		$10.92
Income (Loss) from Investment Operations:
Net Investment Income†	0.09		0.13	0.10	0.16		0.12		0.14
Net Realized and Unrealized Gain (Loss)	(0.01)		2.06	(0.91)	1.36		2.14		(4.67)
Total from Investment Operations	0.08		2.19	(0.81)	1.52		2.26		(4.53)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)	(0.27)	(0.84)		(0.00	)‡	(0.28)
Net Realized Gain	—		—	—	—		—		(0.65)
Total Distributions	—		(0.05)	(0.27)	(0.84)		(0.00	)‡	(0.93)
Net Asset Value, End of Period	$9.54		$9.46	$7.32	$8.40		$7.72		$5.46
Total Return ++	0.85	%#	29.94%	(10.15)%	22.32%		41.42%		(44.34)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$97,382		$96,914	$79,317	$91,324		$346,514		$314,162
Ratio of Expenses to Average Net Assets(1)	1.40	%+*	1.40%+	1.40%+	1.40	%+††	1.40	%+	1.40%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	1.40	%+††	N/A		N/A
Ratio of Net Investment Income to Average Net Assets(1)	1.81	%+*	1.56%+	1.19%+	1.81	%+††	2.03	%+	1.69%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%††§	0.00	%§	0.00%§
Portfolio Turnover Rate	17	%#	29%	24%	31%		64%		33%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.69	%*	1.71%	1.67%	1.63	%+††	1.56	%+	1.57%+
Net Investment Income to Average Net Assets	1.52	%*	1.24%	0.92%	1.58	%+††	1.87	%+	1.52%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Real Estate Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek to provide current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies ("REOCs"), real estate investment trusts ("REITs") and similar entities established outside of the U.S. (foreign real estate companies). The Portfolio currently offers Class II shares only, although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's inancial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Commercial Financing	$127	$—	$—		$127
Diversified	33,847	—	—	†	33,847
Health Care	5,083	—	—		5,083
Industrial	4,159	—	—		4,159
Lodging/Resorts	4,013	—	—		4,013
Mixed Industrial/Office	919	—	—		919
Office	10,924	—	—		10,924
Residential	11,027	—	—		11,027
Retail	24,134	—	—		24,134
Self Storage	2,398	—	—		2,398
Total Common Stocks	96,631	—	—	†	96,631
Rights	—	—	—	†	—	†
Short-Term Investment — Investment Company	607	—	—		607
Total Assets	$97,238	$—	$—	†	$97,238

†  Includes one or more securities which are valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $47,976,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)		Rights (000)
Beginning Balance	$—	†	$—
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate Action	—		—	†
Change in unrealized appreciation/depreciation	—		—
Realized gains (losses)	—		—
Ending Balance	$—	†	$—	†
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2013	$—		$—

†  Includes one or more securities which are valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2013, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the average daily net assets of the Portfolio.

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.66% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that the total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $94,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.10% of the 0.35% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waiver when it deems that such action is appropriate. For the six months ended June 30, 2013, this waiver amounted to approximately $50,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$486	—	$2,982	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, gains and basis adjustments on certain equity securities designated as issued by passive foreign investment companies and basis adjustments for return of capital sold, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$266	$(266)	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,553	—

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $24,078,000 and the aggregate gross unrealized depreciation is approximately $1,253,000 resulting in net unrealized appreciation of approximately $22,825,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2012, the Portfolio had available for Federal income tax purposes unused long term capital losses of approximately $430,000 that do not have an expiration date.

In addition, at December 31, 2012, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$102,855	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $17,347,000 and $16,629,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2013 (000)
$837	$6,812	$7,042	$—	@	$607

@  Amount is less than $500.

During the six months ended June 30, 2013, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2013, the Portfolio incurred approximately $2,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 89.6% for Class II shares.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square 049481 Singapore

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGRESAN
701170 EXP [08/31/14]

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Global Tactical Asset Allocation Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	24
Statement of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	27
Notes to Financial Statements	29
Director and Officer Information	Back Cover

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example (unaudited)

Global Tactical Asset Allocation Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Tactical Asset Allocation Portfolio Class I	$1,000.00	$1,045.00	$1,021.27	$3.60	$3.56	0.71%
Global Tactical Asset Allocation Portfolio Class II	1,000.00	1,043.00	1,020.78	4.10	4.06	0.81

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable, and (ii) management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments

Global Tactical Asset Allocation Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (27.1%)
Agency Fixed Rate Mortgages (2.3%)
United States (2.3%)
Federal Home Loan Mortgage Corporation, Gold Pools: 4.00%, 11/1/42	$197		$207
6.50%, 5/1/29	—	@	—	@
July TBA: 3.50%, 7/25/43 (a)	45		46
Federal National Mortgage Association, August TBA: 3.50%, 8/25/43 (a)	48		48
Conventional Pools: 3.50%, 12/1/42	192		192
4.00%, 11/1/41 - 12/1/41	350		366
5.00%, 1/1/41 - 3/1/41	284		313
5.50%, 2/1/38	96		105
6.00%, 1/1/38	112		121
6.50%, 8/1/38	14		15
July TBA: 2.50%, 7/25/28 (a)	75		75
Government National Mortgage Association, July TBA:
3.00%, 7/25/43 (a)	345		341
3.50%, 7/25/43 (a)	2,228		2,287
Various Pool 4.50%, 8/15/39	69		73
Total Agency Fixed Rate Mortgages (Cost $4,272)			4,189
Asset-Backed Securities (0.6%)
United States (0.6%)
Ally Auto Receivables Trust, 0.97%, 8/17/15	61		61
Ally Master Owner Trust, 1.06%, 1/15/16 (b)	100		100
Brazos Student Finance Corp., 1.17%, 6/25/35 (b)	25		25
CNH Equipment Trust, 1.20%, 5/16/16	40		41
CVS Pass-Through Trust, 6.04%, 12/10/28	198		224
Louisiana Public Facilities Authority, Zero Coupon, 4/26/27 (b)	175		176
Nissan Auto Receivables Owner Trust, 1.18%, 2/16/15	74		74
North Carolina State Education Assistance Authority, 1.08%, 7/25/25 (b)	100		101
PFS Financing Corp., 1.69%, 10/17/16 (b)(c)	180		181
World Omni Automobile Lease Securitization Trust, 1.49%, 10/15/14	53		53
Total Asset-Backed Securities (Cost $1,004)			1,036
	Face Amount (000)		Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (0.2%)
United States (0.2%)
Federal Home Loan Mortgage Corporation, 2.36%, 7/25/22		$99	$94
2.40%, 6/25/22		245	232
Total Collateralized Mortgage Obligations — Agency Collateral Series (Cost $351)			326
Commercial Mortgage-Backed Securities (0.4%)
United States (0.4%)
COMM Mortgage Trust, 2.85%, 10/15/45		100	93
3.28%, 1/10/46		45	42
Commercial Mortgage Pass-Through Certificates, 2.82%, 11/15/45		57	53
Extended Stay America Trust, 2.96%, 12/5/31 (c)		100	98
GS Mortgage Securities Corp. II, 3.28%, 2/10/46		31	29
Irvine Core Office Trust, 3.31%, 5/15/48 (b)(c)		123	117
JP Morgan Chase Commercial Mortgage Securities Trust, 4.17%, 8/15/46		105	110
Queens Center Mortgage Trust, 3.28%, 1/11/37 (c)		78	73
UBS-Barclays Commercial Mortgage Trust, 3.53%, 5/10/63		40	40
Wells Fargo Commercial Mortgage Trust, 2.92%, 10/15/45		62	58
WF-RBS Commercial Mortgage Trust, 3.31%, 3/15/45		65	61
Total Commercial Mortgage-Backed Securities (Cost $823)			774
Corporate Bonds (6.4%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd., 4.88%, 1/12/21 (c)		100	110
5.13%, 9/10/19	EUR	100	147
Commonwealth Bank of Australia, 5.00%, 3/19/20 (c)		$50	56
Macquarie Bank Ltd., 6.63%, 4/7/21 (c)		85	90
Macquarie Group Ltd., 6.00%, 1/14/20 (c)		105	109
Wesfarmers Ltd., 1.87%, 3/20/18 (c)		25	25
2.98%, 5/18/16 (c)		75	78
Westpac Banking Corp., 3.00%, 12/9/15		50	52
			667

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Face Amount (000)		Value (000)
Brazil (0.1%)
Petrobras International Finance Co., 5.75%, 1/20/20		$50	$52
Vale Overseas Ltd., 5.63%, 9/15/19		145	157
			209
Canada (0.1%)
Brookfield Asset Management, Inc., 5.80%, 4/25/17		45	49
Goldcorp, Inc., 3.70%, 3/15/23		100	89
Rogers Communications, Inc., 3.00%, 3/15/23		75	70
			208
China (0.1%)
Want Want China Finance Ltd., 1.88%, 5/14/18 (c)		200	188
			188
France (0.3%)
Banque Federative du Credit Mutuel SA, 3.00%, 10/29/15	EUR	50	68
BNP Paribas SA, 5.00%, 1/15/21		$110	117
Credit Agricole SA, 3.90%, 4/19/21	EUR	50	64
5.88%, 6/11/19		50	73
LVMH Moet Hennessy Louis Vuitton SA, 1.63%, 6/29/17 (c)		$75	74
Veolia Environnement SA, 6.75%, 4/24/19	EUR	50	81
			477
Germany (0.1%)
Deutsche Bank AG, 4.30%, 5/24/28 (b)		$200	185
Volkswagen International Finance N.V., 2.38%, 3/22/17 (c)		100	102
			287
Ireland (0.1%)
CRH America, Inc., 6.00%, 9/30/16		130	146
Israel (0.1%)
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21		170	170
Italy (0.3%)
Banca Monte dei Paschi di Siena SpA, 4.88%, 9/15/16	EUR	100	133
Enel Finance International N.V., 5.13%, 10/7/19 (c)		$100	104
Finmeccanica Finance SA, 8.13%, 12/3/13	EUR	100	133
Telecom Italia Finance SA, 7.75%, 1/24/33		30	44
UniCredit SpA, 4.25%, 7/29/16		50	70
4.38%, 2/10/14		50	67
			551
	Face Amount (000)		Value (000)
Netherlands (0.2%)
ABN Amro Bank N.V., 3.63%, 10/6/17	EUR	50	$70
Aegon N.V., 4.63%, 12/1/15		$75	81
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.88%, 2/8/22		50	51
Series G 3.75%, 11/9/20	EUR	50	66
ING Bank N.V., 5.25%, 6/5/18		50	77
ING US, Inc., 2.90%, 2/15/18 (c)		$25	25
			370
Spain (0.1%)
Banco Bilbao Vizcaya Argentaria SA, 3.63%, 1/18/17	EUR	50	68
Gas Natural Capital Markets SA, 4.13%, 1/26/18		50	69
			137
Sweden (0.1%)
Nordea Bank AB, 4.00%, 3/29/21		70	95
Switzerland (0.3%)
ABB Treasury Center USA, Inc., 2.50%, 6/15/16 (c)		$125	130
4.00%, 6/15/21 (c)		50	52
Credit Suisse, 5.40%, 1/14/20		240	260
6.00%, 2/15/18		25	28
			470
United Kingdom (0.9%)
Abbey National Treasury Services PLC, 3.63%, 10/14/17	EUR	100	141
MTN 3.88%, 11/10/14 (c)		$100	103
Bank of Scotland PLC, 4.63%, 6/8/17	EUR	50	74
Barclays Bank PLC, 6.00%, 1/23/18 - 1/14/21		100	143
6.05%, 12/4/17 (c)		$100	109
BAT International Finance PLC, 5.38%, 6/29/17	EUR	50	75
GlaxoSmithKline Capital PLC, 2.85%, 5/8/22		$53	51
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23		50	48
Heathrow Funding Ltd., 4.60%, 2/15/20	EUR	50	73
4.88%, 7/15/23 (c)		$100	107
HSBC Holdings PLC, 4.00%, 3/30/22		45	46
4.50%, 4/30/14	EUR	50	67
6.25%, 3/19/18		50	75

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Face Amount (000)		Value (000)
United Kingdom (cont'd)
Imperial Tobacco Finance PLC, 8.38%, 2/17/16	EUR	50	$77
Nationwide Building Society, 6.25%, 2/25/20 (c)		$270	301
Royal Bank of Scotland Group PLC, 2.55%, 9/18/15		70	71
Standard Chartered PLC, 5.75%, 4/30/14	EUR	50	68
WPP Finance 2010, 3.63%, 9/7/22		$75	71
			1,700
United States (3.2%)
Actavis, Inc., 3.25%, 10/1/22		100	93
Agilent Technologies, Inc., 5.50%, 9/14/15		30	33
Altria Group, Inc., 2.85%, 8/9/22		30	28
American International Group, Inc., 4.88%, 6/1/22		50	53
8.25%, 8/15/18		100	124
Amgen, Inc., 5.15%, 11/15/41		50	50
Apple, Inc., 2.40%, 5/3/23		100	93
AT&T, Inc., 5.35%, 9/1/40		25	25
6.30%, 1/15/38		75	84
AvalonBay Communities, Inc., 2.95%, 9/15/22		50	46
BA Covered Bond Issuer, 4.25%, 4/5/17	EUR	50	72
Bank of America Corp., 5.70%, 1/24/22		$50	56
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC, 5.13%, 1/15/15 (c)		25	26
Boston Properties LP, 3.85%, 2/1/23		75	74
Boston Scientific Corp., 6.00%, 1/15/20		105	119
CBS Corp., 5.75%, 4/15/20		35	40
Citigroup, Inc.(See Note H), 6.13%, 5/15/18		22	25
Citigroup, Inc., 8.50%, 5/22/19		85	107
CNA Financial Corp., 5.75%, 8/15/21		95	107
Comcast Corp., 6.40%, 5/15/38		25	30
ConAgra Foods, Inc., 3.20%, 1/25/23		40	38
4.65%, 1/25/43		50	47
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.60%, 2/15/21		10	10
	Face Amount (000)		Value (000)
Discovery Communications LLC, 3.25%, 4/1/23		$25	$23
Enterprise Products Operating LLC, 3.35%, 3/15/23		50	48
5.25%, 1/31/20		35	39
Series N 6.50%, 1/31/19		90	108
Farmers Exchange Capital, 7.05%, 7/15/28 (c)		140	164
FMC Technologies, Inc., 3.45%, 10/1/22		30	29
Ford Motor Credit Co., LLC, 4.21%, 4/15/16		200	209
Freeport-McMoRan Copper & Gold, Inc., 2.38%, 3/15/18 (c)		60	57
3.88%, 3/15/23 (c)		50	45
Gap, Inc. (The), 5.95%, 4/12/21		65	72
General Electric Capital Corp., 5.30%, 2/11/21		100	110
MTN 5.88%, 1/14/38		25	28
Series G 6.00%, 8/7/19		145	169
Genworth Holdings, Inc., 7.20%, 2/15/21		125	141
Georgia-Pacific LLC, 8.88%, 5/15/31		90	126
Glencore Funding LLC, 2.50%, 1/15/19 (c)		65	59
Goldman Sachs Group, Inc. (The), 2.38%, 1/22/18		100	98
4.38%, 3/16/17	EUR	50	70
6.75%, 10/1/37		$125	128
Hewlett-Packard Co., 4.65%, 12/9/21		35	35
Home Depot, Inc., 5.40%, 9/15/40		50	56
HSBC Finance Corp., 6.68%, 1/15/21		50	55
JPMorgan Chase & Co., 3.38%, 5/1/23		125	117
4.25%, 10/15/20		50	52
4.63%, 5/10/21		140	148
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18		50	58
L-3 Communications Corp., 4.75%, 7/15/20		80	84
4.95%, 2/15/21		75	79
Life Technologies Corp., 6.00%, 3/1/20		70	79
Marathon Petroleum Corp., 5.13%, 3/1/21		35	39
Merck & Co., Inc., 2.80%, 5/18/23		100	95
Merrill Lynch & Co., Inc., 6.88%, 4/25/18		225	259
Murphy Oil Corp., 3.70%, 12/1/22		40	37

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Face Amount (000)	Value (000)
United States (cont'd)
National Retail Properties, Inc., 3.30%, 4/15/23	$50	$45
Nationwide Financial Services, Inc., 5.38%, 3/25/21 (c)	50	55
NBC Universal Media LLC, 4.38%, 4/1/21	130	140
5.95%, 4/1/41	25	29
NetApp, Inc., 2.00%, 12/15/17	25	24
Ohio Power Co., 5.38%, 10/1/21	75	86
Omnicom Group, Inc., 3.63%, 5/1/22	105	101
Oncor Electric Delivery Co., LLC, 6.80%, 9/1/18	80	97
Phillips 66, 4.30%, 4/1/22	50	52
Plains All American Pipeline LP/PAA Finance Corp., 6.70%, 5/15/36	60	70
8.75%, 5/1/19	110	144
Platinum Underwriters Finance, Inc., 7.50%, 6/1/17	60	67
PPL WEM Holdings PLC, 3.90%, 5/1/16 (c)	60	63
Principal Financial Group, Inc., 8.88%, 5/15/19	50	65
Prudential Financial, Inc., 6.63%, 12/1/37	40	48
Qwest Corp., 6.88%, 9/15/33	40	39
Santander Holdings USA, Inc., 3.00%, 9/24/15	10	10
SLM Corp., 6.25%, 1/25/16	26	28
Spectra Energy Capital LLC, 7.50%, 9/15/38	50	63
Time Warner Cable, Inc., 4.50%, 9/15/42	25	19
Time Warner, Inc., 7.70%, 5/1/32	25	32
UnitedHealth Group, Inc., 1.40%, 10/15/17	25	25
4.25%, 3/15/43	25	23
Waste Management, Inc., 2.90%, 9/15/22	50	46
Weatherford International Ltd., 4.50%, 4/15/22	50	50
Wells Fargo & Co., 3.45%, 2/13/23	100	96
		5,813
Total Corporate Bonds (Cost $11,206)		11,488
	Face Amount (000)		Value (000)
Mortgages — Other (0.3%)
United States (0.3%)
Alternative Loan Trust, 6.00%, 5/25/36		$292	$240
Banc of America Funding Trust, 0.59%, 5/25/37 (b)		424	297
Total Mortgages — Other (Cost $564)			537
Sovereign (13.2%)
Australia (0.4%)
Treasury Corp. of Victoria, 5.75%, 11/15/16	AUD	800	791
Brazil (0.2%)
Banco Nacional de Desenvolvimento, Economico e Social, 5.50%, 7/12/20		$300	311
5.50%, 7/12/20 (c)		100	104
			415
Canada (0.6%)
Canadian Government Bond, 3.25%, 6/1/21	CAD	830	846
3.75%, 6/1/19		260	271
			1,117
France (0.3%)
Credit Mutuel - CIC Home Loan SFH, 1.50%, 11/16/17 (c)		$200	194
France Government Bond OAT, 5.50%, 4/25/29	EUR	235	406
			600
Germany (0.9%)
Bundesrepublik Deutschland, 1.75%, 7/4/22		180	238
4.25%, 7/4/17 - 7/4/39		545	899
4.75%, 7/4/34		240	433
			1,570
Ireland (0.3%)
Ireland Government Bond, 3.90%, 3/20/23		350	449
Italy (1.1%)
Italy Buoni Poliennali Del Tesoro, 4.00%, 9/1/20		400	525
4.50%, 3/1/19		400	542
5.50%, 11/1/22		610	853
			1,920
Japan (1.5%)
Japan Government Ten Year Bond, 1.10%, 3/20/21	JPY	90,000	936
Japan Government Thirty Year Bond, 1.70%, 6/20/33		170,000	1,716
			2,652
Kazakhstan (0.2%)
KazMunayGas National Co., JSC, 6.38%, 4/9/21		$400	436

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Face Amount (000)		Value (000)
Korea, Republic of (0.1%)
Korea Development Bank (The), 3.88%, 5/4/17		$200	$206
Mexico (0.7%)
Mexican Bonos, 10.00%, 12/5/24	MXN	7,500	782
Petroleos Mexicanos, 4.88%, 1/24/22		$390	399
			1,181
Netherlands (0.4%)
Netherlands Government Bond, 4.00%, 7/15/19 (c)	EUR	510	766
New Zealand (0.2%)
New Zealand Government Bond, 6.00%, 5/15/21	NZD	300	265
Norway (0.2%)
Norway Government Bond, 3.75%, 5/25/21	NOK	1,750	318
Poland (0.7%)
Poland Government Bond, 5.25%, 10/25/17	PLN	2,200	705
5.75%, 10/25/21		1,350	450
Poland Government International Bond, 5.00%, 3/23/22		$180	194
			1,349
Qatar (0.1%)
Qatar Government International Bond, 4.00%, 1/20/15 (c)		150	156
Russia (0.1%)
Russian Foreign Bond — Eurobond, 4.50%, 4/4/22		200	205
South Africa (0.1%)
South Africa Government Bond, 7.25%, 1/15/20	ZAR	1,600	161
7.75%, 2/28/23		600	61
			222
Spain (3.4%)
Spain Government Bond, 3.75%, 10/31/15	EUR	3,800	5,066
4.40%, 10/31/23 (c)		50	63
5.85%, 1/31/22		390	553
Spain Government International Bond, 4.00%, 3/6/18 (c)		$500	493
			6,175
Supernational (0.8%)
European Union, 2.75%, 6/3/16	EUR	1,000	1,384
Sweden (0.2%)
Sweden Government Bond, 4.25%, 3/12/19	SEK	2,600	441
	Face Amount (000)		Value (000)
United Kingdom (0.7%)
United Kingdom Gilt, 4.25%, 6/7/32 - 9/7/39	GBP	700	$1,213
Total Sovereign (Cost $25,065)			23,831
U.S. Treasury Securities (3.7%)
United States (3.7%)
U.S. Treasury Bond, 3.50%, 2/15/39		$1,000	1,017
U.S. Treasury Notes, 0.25%, 2/15/15		90	90
1.25%, 10/31/15		2,452	2,497
1.50%, 6/30/16		250	256
2.25%, 3/31/16		1,200	1,254
2.38%, 6/30/18		1,500	1,573
Total U.S. Treasury Securities (Cost $6,587)			6,687
Total Fixed Income Securities (Cost $49,872)			48,868
	Shares
Common Stocks (51.0%)
Australia (0.6%)
AGL Energy Ltd.		663	9
Alumina Ltd. (d)		6,719	6
Amcor Ltd.		2,089	19
AMP Ltd.		5,422	21
ASX Ltd.		375	11
Australia & New Zealand Banking Group Ltd.		4,033	105
BHP Billiton Ltd.		4,416	127
Brambles Ltd.		2,286	20
Coca-Cola Amatil Ltd.		403	5
Commonwealth Bank of Australia		1,913	121
CSL Ltd.		753	42
Echo Entertainment Group Ltd.		278	1
Fortescue Metals Group Ltd.		2,175	6
GPT Group REIT		5,677	20
Incitec Pivot Ltd.		3,137	8
Insurance Australia Group Ltd.		3,794	19
Leighton Holdings Ltd.		311	4
Macquarie Group Ltd.		562	22
National Australia Bank Ltd.		2,964	80
Newcrest Mining Ltd.		987	9
Orica Ltd.		817	15
Origin Energy Ltd.		1,806	21
QBE Insurance Group Ltd.		2,484	34
Rio Tinto Ltd.		594	28
Santos Ltd.		1,369	16
Shopping Centres Australasia Property Group REIT		320	—	@
Stockland REIT		6,079	19
Suncorp Group Ltd.		2,222	24
TABCORP Holdings Ltd.		273	1
Telstra Corp., Ltd.		5,482	24
Transurban Group		2,557	16
Treasury Wine Estates Ltd.		1,224	6

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
Australia (cont'd)
Wesfarmers Ltd.	1,319	$48
Wesfarmers Ltd. (PPS)	205	8
Westfield Group REIT	3,501	37
Westfield Retail Trust REIT	3,570	10
Westpac Banking Corp.	3,768	100
Woodside Petroleum Ltd.	832	27
Woolworths Ltd.	1,601	48
		1,137
Austria (0.1%)
Erste Group Bank AG	537	14
Immofinanz AG (d)	955	4
OMV AG	2,330	105
Raiffeisen Bank International AG	1,429	42
Verbund AG, Class A	128	3
Voestalpine AG	2,078	73
		241
Belgium (0.2%)
Ageas	374	13
Anheuser-Busch InBev N.V.	895	80
Colruyt SA	121	6
Delhaize Group SA	3,124	193
Groupe Bruxelles Lambert SA	202	15
KBC Groep N.V.	151	6
Solvay SA, Class A	98	13
Umicore SA	216	9
		335
Bermuda (0.0%)
Brookfield Property Partners LP	40	1
Canada (0.8%)
Agnico-Eagle Mines Ltd.	200	6
Agrium, Inc.	200	17
Bank of Montreal	500	29
Bank of Nova Scotia	800	43
Barrick Gold Corp.	37,100	584
BCE, Inc.	1,000	41
Brookfield Asset Management, Inc., Class A	700	25
Cameco Corp.	500	10
Canadian Imperial Bank of Commerce	500	36
Canadian National Railway Co.	500	49
Canadian Natural Resources Ltd.	1,000	28
Canadian Pacific Railway Ltd.	200	24
Cenovus Energy, Inc.	800	23
Crescent Point Energy Corp.	300	10
Eldorado Gold Corp.	600	4
Enbridge, Inc.	900	38
Encana Corp.	900	15
Goldcorp, Inc.	800	20
Imperial Oil Ltd.	100	4
Kinross Gold Corp.	1,200	6
Magna International, Inc.	300	21
Manulife Financial Corp.	2,900	46
National Bank of Canada	200	14
	Shares	Value (000)
Penn West Petroleum Ltd.	500	$5
Potash Corp. of Saskatchewan, Inc.	900	34
Power Corp. of Canada	600	16
Research In Motion Ltd. (d)	500	5
Rogers Communications, Inc., Class B	400	16
Royal Bank of Canada	1,200	70
Shoppers Drug Mart Corp.	500	23
Silver Wheaton Corp.	400	8
Sun Life Financial, Inc.	800	24
Suncor Energy, Inc.	1,600	47
Talisman Energy, Inc.	1,000	12
Teck Resources Ltd., Class B	500	11
Thomson Reuters Corp.	500	16
Toronto-Dominion Bank (The)	900	72
TransCanada Corp.	600	26
Yamana Gold, Inc.	900	9
		1,487
Chile (0.0%)
Antofagasta PLC	742	9
China (0.0%)
Wynn Macau Ltd. (e)	2,800	8
Denmark (0.1%)
AP Moeller - Maersk A/S	1	7
AP Moeller - Maersk A/S Series B	2	14
Danske Bank A/S (d)	684	12
DSV A/S	376	9
Novo Nordisk A/S Series B	815	127
Novozymes A/S Series B	330	11
Vestas Wind Systems A/S (d)	387	5
		185
Finland (0.2%)
Elisa Oyj	277	5
Fortum Oyj	651	12
Kesko Oyj, Class B	1,022	28
Kone Oyj, Class B	292	23
Metso Oyj	204	7
Neste Oil Oyj	3,016	44
Nokia Oyj (d)	5,675	21
Nokian Renkaat Oyj	240	10
Sampo, Class A	605	24
Stora Enso Oyj, Class R	16,492	111
UPM-Kymmene Oyj	13,773	135
Wartsila Oyj	291	13
		433
France (3.6%)
Aeroports de Paris (ADP)	55	5
Air Liquide SA	470	58
Alcatel-Lucent (d)	6,226	11
Alstom SA	406	13
AXA SA	22,796	448
BNP Paribas SA	1,979	108
Bouygues SA	5,941	152
Cap Gemini SA	333	16

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
France (cont'd)
Carrefour SA	744	$21
Casino Guichard Perrachon SA	2,489	233
CGG (d)	292	7
Christian Dior SA	127	21
Cie de St-Gobain	10,304	417
Cie Generale des Etablissements Michelin Series B	364	33
CNP Assurances	2,328	33
Credit Agricole SA (d)	2,594	22
Danone SA	736	55
Electricite de France SA	9,201	214
Essilor International SA	303	32
European Aeronautic Defense and Space Co., N.V.	675	36
Fonciere Des Regions REIT	53	4
France Telecom SA	43,258	409
GDF Suez	21,862	428
Gecina SA REIT	37	4
Groupe Eurotunnel SA	949	7
Klepierre REIT	187	7
L'Oreal SA	420	69
Lafarge SA	345	21
Lagardere SCA	2,773	77
Legrand SA	195	9
LVMH Moet Hennessy Louis Vuitton SA	315	51
Pernod-Ricard SA	351	39
Peugeot SA (d)	26,795	221
Publicis Groupe SA	312	22
Renault SA	28,045	1,887
Safran SA	251	13
Sanofi	776	80
Schneider Electric SA	782	57
SES SA	614	18
Societe Generale SA	1,480	51
Sodexo	272	23
Suez Environnement Co.	6,347	82
Technip SA	158	16
Thales SA	156	7
Total SA	10,368	506
Unibail-Rodamco SE REIT	89	21
Vallourec SA	167	9
Veolia Environnement SA	22,646	258
Vinci SA	830	42
Vivendi SA	1,756	33
		6,406
Germany (2.0%)
Adidas AG	215	23
Allianz SE (Registered)	484	71
BASF SE	710	63
Bayer AG (Registered)	802	86
Bayerische Motoren Werke AG (Preference)	855	67
Commerzbank AG (d)	93	1
	Shares	Value (000)
Continental AG	103	$14
Daimler AG (Registered)	7,340	444
Deutsche Bank AG (Registered)	838	35
Deutsche Boerse AG	187	12
Deutsche Lufthansa AG (Registered) (d)	15,196	309
Deutsche Post AG (Registered)	738	18
Deutsche Telekom AG (Registered)	2,616	31
E.ON SE	25,975	426
Esprit Holdings Ltd. (e)	2,874	4
Fraport AG Frankfurt Airport Services Worldwide	43	3
Fresenius Medical Care AG & Co., KGaA	226	16
Fresenius SE & Co., KGaA	165	20
HeidelbergCement AG	75	5
Henkel AG & Co., KGaA	194	15
Henkel AG & Co., KGaA (Preference)	360	34
Hochtief AG	1,789	117
Infineon Technologies AG	1,553	13
K&S AG (Registered)	108	4
Lanxess AG	64	4
Linde AG	186	35
Merck KGaA	118	18
Metro AG	9,735	308
Muenchener Rueckversicherungs AG (Registered)	249	46
Porsche Automobil Holding SE (Preference)	3,043	236
QIAGEN N.V. (d)	570	11
RWE AG	12,699	405
RWE AG (Preference)	484	15
Salzgitter AG	88	3
SAP AG	960	70
Siemens AG (Registered)	696	70
ThyssenKrupp AG (d)	249	5
Volkswagen AG	597	116
Volkswagen AG (Preference)	2,117	429
		3,602
Greece (0.0%)
Autohellas SA (d)	259	1
Diagnostic & Therapeutic Center of Athens Hygeia SA (d)	145	—	@
Frigoglass SA (d)	663	4
Halcor SA (d)	1,186	1
J&P-Avax SA (d)	198	—	@
JUMBO SA (d)	79	1
National Bank of Greece SA (d)	138	1
Piraeus Port Authority	56	1
Terna Energy SA (d)	1,150	4
Thessaloniki Water Supply & Sewage Co., SA	138	1
Viohalco Hellenic Copper and Aluminum Industry SA (d)	76	1
		15

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
Hong Kong (0.2%)
Bank of East Asia Ltd.	3,193	$12
BOC Hong Kong Holdings Ltd.	4,500	14
Cheung Kong Holdings Ltd.	2,000	27
CLP Holdings Ltd.	2,700	22
Hang Lung Group Ltd.	1,000	5
Hang Lung Properties Ltd.	4,000	14
Hang Seng Bank Ltd.	1,700	25
Henderson Land Development Co., Ltd.	2,429	14
Hong Kong & China Gas Co., Ltd.	5,841	14
Hong Kong Exchanges and Clearing Ltd.	1,308	20
Hutchison Whampoa Ltd.	3,000	32
Kerry Properties Ltd.	1,500	6
Link REIT (The)	2,700	13
MTR Corp., Ltd.	3,088	11
New World Development Co., Ltd.	4,895	7
Power Assets Holdings Ltd.	2,000	17
Sands China Ltd.	3,200	15
Sino Land Co., Ltd.	5,377	8
Sun Hung Kai Properties Ltd.	2,261	29
Swire Pacific Ltd., Class A	1,000	12
Swire Properties Ltd.	950	3
Wharf Holdings Ltd.	1,400	12
		332
Ireland (0.0%)
CRH PLC	832	17
Italy (1.5%)
Assicurazioni Generali SpA	1,305	23
Atlantia SpA	346	6
Banco Popolare SC (d)	1,972	2
Enel Green Power SpA	1,917	4
Enel SpA	128,115	402
Eni SpA	21,177	435
Exor SpA	4,280	126
Fiat Industrial SpA	777	9
Fiat SpA (d)	54,928	384
Finmeccanica SpA (d)	598	3
Intesa Sanpaolo SpA	105,574	169
Luxottica Group SpA	117	6
Mediobanca SpA	766	4
Prysmian SpA	198	4
Saipem SpA	23,873	388
Snam SpA	1,686	8
Telecom Italia SpA	569,301	383
Terna Rete Elettrica Nazionale SpA	1,572	6
UniCredit SpA	35,861	168
Unione di Banche Italiane SCPA	31,863	115
		2,645
Japan (1.9%)
Aeon Co., Ltd.	1,900	25
Aisin Seiki Co., Ltd.	400	15
Ajinomoto Co., Inc.	2,000	29
Asahi Glass Co., Ltd.	2,000	13
	Shares	Value (000)
Asahi Group Holdings Ltd.	900	$22
Asahi Kasei Corp.	3,000	20
Astellas Pharma, Inc.	500	27
Bank of Yokohama Ltd. (The)	5,000	26
Bridgestone Corp.	1,200	41
Canon, Inc.	1,300	42
Central Japan Railway Co.	234	29
Chubu Electric Power Co., Inc.	1,100	16
Chugoku Electric Power Co., Inc. (The)	700	11
Dai Nippon Printing Co., Ltd.	1,000	9
Dai-ichi Life Insurance Co., Ltd. (The)	17	25
Daiichi Sankyo Co., Ltd.	1,000	17
Daikin Industries Ltd.	400	16
Daiwa House Industry Co., Ltd.	2,000	37
Daiwa Securities Group, Inc.	5,000	42
Denso Corp.	700	33
East Japan Railway Co.	500	39
Eisai Co., Ltd.	600	24
FANUC Corp.	300	44
Fast Retailing Co., Ltd.	100	34
FUJIFILM Holdings Corp.	1,000	22
Fujitsu Ltd. (d)	4,000	17
Hankyu Hanshin Holdings, Inc.	5,000	28
Hitachi Ltd.	5,000	32
Honda Motor Co., Ltd.	1,900	71
Hoya Corp.	900	19
Inpex Corp.	3	13
ITOCHU Corp.	2,200	25
Japan Tobacco, Inc.	1,246	44
JFE Holdings, Inc.	900	20
JX Holdings, Inc.	4,300	21
Kansai Electric Power Co., Inc. (The) (d)	1,200	16
Kao Corp.	700	24
KDDI Corp.	623	32
Keyence Corp.	200	64
Kintetsu Corp.	6,000	26
Kirin Holdings Co., Ltd.	2,000	31
Kobe Steel Ltd. (d)	8,000	10
Komatsu Ltd.	1,600	37
Konica Minolta, Inc.	1,500	11
Kubota Corp.	3,000	44
Kuraray Co., Ltd.	1,000	14
Kyocera Corp.	300	31
Kyushu Electric Power Co., Inc. (d)	800	12
LIXIL Group Corp.	1,100	27
Marubeni Corp.	3,000	20
Mitsubishi Chemical Holdings Corp.	3,500	16
Mitsubishi Corp.	1,800	31
Mitsubishi Electric Corp.	3,000	28
Mitsubishi Estate Co., Ltd.	2,000	53
Mitsubishi Heavy Industries Ltd.	7,000	39
Mitsui & Co., Ltd.	2,200	28
Mitsui Fudosan Co., Ltd.	2,000	59

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
Japan (cont'd)
Mitsui OSK Lines Ltd. (d)	3,000	$12
Mizuho Financial Group, Inc.	28,900	60
MS&AD Insurance Group Holdings	1,100	28
Murata Manufacturing Co., Ltd.	300	23
NEC Corp.	8,000	18
NGK Insulators Ltd.	1,000	12
Nidec Corp.	200	14
Nikon Corp.	800	19
Nintendo Co., Ltd.	100	12
Nippon Building Fund, Inc. REIT	2	23
Nippon Steel Sumitomo Metal Corp.	10,000	27
Nippon Telegraph & Telephone Corp.	700	36
Nippon Yusen KK	3,000	8
Nissan Motor Co., Ltd.	3,000	30
Nitto Denko Corp.	300	19
NKSJ Holdings, Inc.	1,000	24
Nomura Holdings, Inc.	5,300	39
NTT DoCoMo, Inc.	21	33
Odakyu Electric Railway Co., Ltd.	3,000	29
Olympus Corp. (d)	500	15
Omron Corp.	700	21
Oriental Land Co., Ltd.	200	31
ORIX Corp.	1,710	23
Osaka Gas Co., Ltd.	5,000	21
Panasonic Corp. (d)	2,800	23
Rakuten, Inc.	2,000	24
Ricoh Co., Ltd.	2,000	24
Rohm Co., Ltd.	300	12
Secom Co., Ltd.	500	27
Sekisui House Ltd.	2,000	29
Seven & I Holdings Co., Ltd.	1,200	44
Sharp Corp. (d)	2,000	8
Shikoku Electric Power Co., Inc. (d)	500	9
Shin-Etsu Chemical Co., Ltd.	500	33
Shionogi & Co., Ltd.	1,200	25
Shiseido Co., Ltd.	800	12
Shizuoka Bank Ltd. (The)	3,000	32
SMC Corp.	200	40
Softbank Corp.	1,100	64
Sony Corp.	1,300	27
Sumitomo Chemical Co., Ltd.	3,000	9
Sumitomo Corp.	1,900	24
Sumitomo Electric Industries Ltd.	1,200	14
Sumitomo Metal Mining Co., Ltd.	1,000	11
Sumitomo Mitsui Financial Group, Inc.	1,900	87
Sumitomo Mitsui Trust Holdings, Inc.	5,000	23
Sumitomo Realty & Development Co., Ltd.	1,000	40
Suzuki Motor Corp.	700	16
T&D Holdings, Inc.	1,700	23
Takeda Pharmaceutical Co., Ltd.	900	41
TDK Corp.	400	14
	Shares	Value (000)
Terumo Corp.	500	$25
Tohoku Electric Power Co., Inc. (d)	1,000	13
Tokio Marine Holdings, Inc.	1,100	35
Tokyo Electric Power Co., Inc. (d)	3,400	18
Tokyo Electron Ltd.	500	25
Tokyo Gas Co., Ltd.	4,000	22
Tokyu Corp.	3,000	20
Toray Industries, Inc.	3,000	19
Toshiba Corp.	5,000	24
Toyota Industries Corp.	800	33
Toyota Motor Corp.	3,400	205
West Japan Railway Co.	400	17
Yahoo! Japan Corp.	47	23
Yamada Denki Co., Ltd.	250	10
Yamato Holdings Co., Ltd.	400	8
		3,410
Kazakhstan (0.0%)
Kazakhmys PLC	553	2
Netherlands (0.6%)
Aegon N.V.	58,164	389
Akzo Nobel N.V.	388	22
ArcelorMittal	1,340	15
ASML Holding N.V.	509	40
Corio N.V. REIT	116	5
Fugro N.V. CVA	96	5
Heineken N.V.	613	39
ING Groep N.V. CVA (d)	5,653	51
Koninklijke Ahold N.V.	1,733	26
Koninklijke KPN N.V.	198,796	413
Koninklijke Philips N.V.	1,872	51
Koninklijke Vopak N.V.	116	7
PostNL N.V. (d)	656	2
TNT Express N.V.	586	4
Unilever N.V. CVA	1,953	77
		1,146
Norway (0.1%)
Aker Solutions ASA	246	3
DnB ASA	2,312	34
Kvaerner ASA	246	—	@
Norsk Hydro ASA	1,778	7
Orkla ASA	1,208	10
Renewable Energy Corp., ASA (d)	1,171	1
Statoil ASA	2,284	47
Subsea 7 SA	420	7
Telenor ASA	995	20
Veripos, Inc.	42	—	@
Yara International ASA	352	14
		143
Poland (0.0%)
Jeronimo Martins SGPS SA	411	9

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
Portugal (0.2%)
EDP - Energias de Portugal SA	35,181	$113
Galp Energia SGPS SA	421	6
Portugal Telecom SGPS SA (Registered)	42,277	165
		284
South Africa (0.1%)
SABMiller PLC	1,566	75
Spain (0.7%)
Abertis Infraestructuras SA	497	9
Acciona SA	1,572	83
ACS Actividades de Construccion y Servicios SA	323	8
Amadeus IT Holding SA, Class A	300	10
Banco Bilbao Vizcaya Argentaria SA	6,136	51
Banco de Sabadell SA	7,254	12
Banco Popular Espanol SA (d)	1,018	3
Banco Santander SA	10,935	70
CaixaBank	1,387	4
Distribuidora Internacional de Alimentacion SA	947	7
Enagas SA	359	9
Ferrovial SA	526	8
Gas Natural SDG SA	327	7
Grifols SA	139	5
Grifols SA, Class B	19	1
Iberdrola SA	78,240	413
Inditex SA	281	35
International Consolidated Airlines Group SA (d)	20,563	83
Red Electrica Corp., SA	144	8
Repsol SA	19,930	420
Telefonica SA	4,272	55
		1,301
Sweden (0.7%)
Alfa Laval AB	1,433	29
Assa Abloy AB, Class B	1,134	44
Atlas Copco AB, Class A	2,752	67
Atlas Copco AB, Class B	1,447	31
Boliden AB	904	11
Electrolux AB, Class B	644	16
Hennes & Mauritz AB, Class B	3,058	101
Hexagon AB, Class B	800	21
Husqvarna AB, Class B	486	3
Investment AB Kinnevik	376	10
Investor AB, Class B	1,472	40
Millicom International Cellular SA SDR	268	19
Nordea Bank AB	10,414	117
Ratos AB, Class B	242	2
Sandvik AB	3,965	47
Scania AB, Class B	1,119	22
Skandinaviska Enskilda Banken AB	7,682	73
Skanska AB, Class B	815	14
SKF AB, Class B	1,216	29
	Shares	Value (000)
Svenska Cellulosa AB, Class B	1,952	$49
Svenska Handelsbanken AB, Class A	2,527	101
Swedbank AB, Class A	1,753	40
Swedish Match AB	1,446	51
Tele2 AB, Class B	1,116	13
Telefonaktiebolaget LM Ericsson, Class B	10,055	114
TeliaSonera AB	14,846	97
Volvo AB, Class B	5,564	75
		1,236
Switzerland (2.0%)
ABB Ltd. (Registered) (d)	9,136	198
Actelion Ltd. (Registered) (d)	826	50
Adecco SA (Registered) (d)	856	49
Baloise Holding AG (Registered)	328	32
Cie Financiere Richemont SA	1,741	154
Credit Suisse Group AG (Registered) (d)	4,492	119
GAM Holding AG (d)	1,136	17
Geberit AG (Registered) (d)	272	67
Givaudan SA (Registered) (d)	43	55
Holcim Ltd. (Registered) (d)	803	56
Julius Baer Group Ltd. (d)	872	34
Kuehne & Nagel International AG (Registered)	257	28
Lonza Group AG (Registered) (d)	409	31
Nestle SA (Registered)	10,453	686
Novartis AG (Registered)	4,021	286
Roche Holding AG (Genusschein)	3,741	931
Schindler Holding AG	292	41
SGS SA (Registered)	41	88
Sonova Holding AG (Registered) (d)	429	46
Swatch Group AG (The)	117	64
Swiss Life Holding AG (Registered) (d)	132	21
Swiss Re AG (d)	487	36
Syngenta AG (Registered)	460	180
UBS AG (Registered) (d)	13,619	232
Zurich Insurance Group AG (d)	679	176
		3,677
United Kingdom (1.6%)
3i Group PLC	1,738	9
Admiral Group PLC	480	10
AMEC PLC	582	9
Anglo American PLC	1,690	33
ARM Holdings PLC	3,157	38
AstraZeneca PLC	1,076	51
Aviva PLC	5,013	26
BAE Systems PLC	6,470	38
Barclays PLC	23,072	98
BG Group PLC	3,869	66
BHP Billiton PLC	2,800	72
BP PLC	14,935	103
British American Tobacco PLC	2,329	119
British Land Co., PLC REIT	1,752	15
British Sky Broadcasting Group PLC	2,612	31
BT Group PLC	17,422	82

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Burberry Group PLC	568	$12
Cairn Energy PLC (d)	946	4
Capita PLC	1,466	22
Centrica PLC	8,109	44
Compass Group PLC	3,720	47
Diageo PLC	3,099	89
Experian PLC	2,008	35
G4S PLC	4,668	16
GlaxoSmithKline PLC	3,477	87
Glencore Xstrata PLC	10,284	43
Hammerson PLC REIT	1,386	10
HSBC Holdings PLC	10,140	105
ICAP PLC	838	5
Imperial Tobacco Group PLC	1,426	49
Inmarsat PLC	301	3
Intu Properties PLC REIT	1,090	5
Investec PLC	1,018	6
Johnson Matthey PLC	336	13
Land Securities Group PLC REIT	1,495	20
Legal & General Group PLC	8,309	22
Lloyds Banking Group PLC (d)	34,284	33
Man Group PLC	2,954	4
Marks & Spencer Group PLC	1,874	12
National Grid PLC	4,893	55
Next PLC	430	30
Old Mutual PLC	6,806	19
Petrofac Ltd.	509	9
Prudential PLC	4,785	78
Randgold Resources Ltd.	113	7
Reckitt Benckiser Group PLC	1,043	74
Reed Elsevier PLC	2,457	28
Resolution Ltd.	2,787	12
Rexam PLC	1,350	10
Rio Tinto PLC	1,772	72
Rolls-Royce Holdings PLC (d)	4,300	74
Royal Bank of Scotland Group PLC (d)	4,230	18
Royal Dutch Shell PLC, Class A	3,884	124
Royal Dutch Shell PLC, Class B	3,112	103
RSA Insurance Group PLC	6,889	12
Schroders PLC	174	6
Segro PLC REIT	1,460	6
Severn Trent PLC	378	10
Shire PLC	1,488	47
Smith & Nephew PLC	2,021	23
Smiths Group PLC	786	16
SSE PLC	1,494	35
Standard Chartered PLC	1,916	42
Standard Life PLC	3,659	19
Tesco PLC	9,275	47
Tullow Oil PLC	1,414	21
Unilever PLC	1,624	66
United Utilities Group PLC	1,153	12
	Shares	Value (000)
Vodafone Group PLC	82,398	$235
Weir Group PLC (The)	345	11
WM Morrison Supermarkets PLC	3,846	15
Wolseley PLC	434	20
WPP PLC	4,284	73
		2,915
United States (33.8%)
3M Co.	5,329	583
Abbott Laboratories	7,382	257
AbbVie, Inc.	6,282	260
Accenture PLC, Class A	3,586	258
Adobe Systems, Inc. (d)	1,274	58
ADT Corp. (The) (d)	13	1
AES Corp.	374	4
Aetna, Inc.	485	31
Aflac, Inc.	9,050	526
Agilent Technologies, Inc.	203	9
Alexion Pharmaceuticals, Inc. (d)	221	20
Allergan, Inc.	743	63
Alpha Natural Resources, Inc. (d)	109	1
Altera Corp.	401	13
Altria Group, Inc.	11,100	388
Amazon.com, Inc. (d)	1,883	523
Ameren Corp.	189	6
American Electric Power Co., Inc.	752	34
American Express Co.	20,374	1,523
American International Group, Inc. (d)	10,400	465
American Tower Corp. REIT	658	48
Ameriprise Financial, Inc.	201	16
AmerisourceBergen Corp.	554	31
Amgen, Inc.	3,568	352
Amphenol Corp., Class A	584	45
Anadarko Petroleum Corp.	5,012	431
Analog Devices, Inc.	152	7
Annaly Capital Management, Inc. REIT	1,217	15
Apache Corp.	229	19
Apple, Inc.	3,955	1,566
AT&T, Inc.	21,938	777
Automatic Data Processing, Inc.	511	35
Avery Dennison Corp.	471	20
Baker Hughes, Inc.	941	43
Bank of America Corp.	60,703	781
Bank of New York Mellon Corp. (The)	1,549	43
Baxter International, Inc.	4,758	330
BB&T Corp.	1,516	51
Becton Dickinson and Co.	463	46
Bed Bath & Beyond, Inc. (d)	491	35
Berkshire Hathaway, Inc., Class B (d)	5,200	582
Biogen Idec, Inc. (d)	1,650	355
BlackRock, Inc.	1,649	424
Boeing Co. (The)	3,531	362
Boston Properties, Inc. REIT	158	17
Boston Scientific Corp. (d)	786	7

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
United States (cont'd)
Bristol-Myers Squibb Co.	12,268	$548
Broadcom Corp., Class A	437	15
C.H. Robinson Worldwide, Inc.	209	12
Cablevision Systems Corp.	688	12
Cameron International Corp. (d)	80	5
Capital One Financial Corp.	201	13
Cardinal Health, Inc.	164	8
CareFusion Corp. (d)	496	18
Carnival Corp.	2	—	@
Caterpillar, Inc.	4,832	399
CBS Corp., Class B	1,211	59
Celgene Corp. (d)	2,222	260
CenterPoint Energy, Inc.	158	4
CenturyLink, Inc.	1,208	43
Cerner Corp. (d)	485	47
CF Industries Holdings, Inc.	7	1
Charles Schwab Corp. (The)	2,457	52
Chesapeake Energy Corp.	223	5
Chevron Corp.	9,132	1,081
Chipotle Mexican Grill, Inc. (d)	40	15
Cigna Corp.	493	36
Cintas Corp.	169	8
Cisco Systems, Inc.	25,877	629
CIT Group, Inc. (d)	544	25
Citigroup, Inc.(See Note H)	16,766	804
Citrix Systems, Inc. (d)	433	26
Cliffs Natural Resources, Inc.	15	—	@
CME Group, Inc.	191	14
Coach, Inc.	522	30
Coca-Cola Co. (The)	5,077	204
Coca-Cola Enterprises, Inc.	102	4
Cognizant Technology Solutions Corp., Class A (d)	463	29
Colgate-Palmolive Co.	14,204	814
Comcast Corp., Class A	12,688	531
Comcast Corp. Special Class A	1,006	40
Comerica, Inc.	201	8
Concho Resources, Inc. (d)	109	9
ConocoPhillips	9,057	548
CONSOL Energy, Inc.	514	14
Consolidated Edison, Inc.	516	30
Costco Wholesale Corp.	3,409	377
Covidien PLC	213	13
CR Bard, Inc.	111	12
Crown Castle International Corp. (d)	735	53
CST Brands, Inc. (d)	71	2
CSX Corp.	1,150	27
Cummins, Inc.	9	1
CVS Caremark Corp.	15,048	860
Danaher Corp.	7,332	464
DaVita HealthCare Partners, Inc. (d)	191	23
Deere & Co.	22	2
	Shares	Value (000)
Dell, Inc.	1,916	$26
Devon Energy Corp.	556	29
DIRECTV, Class A (d)	712	44
Discover Financial Services	705	34
Discovery Communications, Inc., Class A (d)	705	54
Discovery Communications, Inc., Class C (d)	705	49
Dominion Resources, Inc.	554	31
Dow Chemical Co. (The)	8,500	273
DTE Energy Co.	463	31
Duke Energy Corp.	4,055	274
Dun & Bradstreet Corp. (The)	144	14
Eaton Corp., PLC	27	2
eBay, Inc. (d)	8,459	437
Ecolab, Inc.	29	2
Edison International	548	26
Edwards Lifesciences Corp. (d)	147	10
EI du Pont de Nemours & Co.	6,200	325
Eli Lilly & Co.	5,532	272
EMC Corp.	19,415	459
Emerson Electric Co.	5,034	275
Entergy Corp.	465	32
EOG Resources, Inc.	605	80
Equity Residential REIT	537	31
Estee Lauder Cos., Inc. (The), Class A	568	37
Exelon Corp.	999	31
Express Scripts Holding Co. (d)	3,460	213
Exxon Mobil Corp.	18,874	1,705
Facebook, Inc., Class A (d)	6,800	169
Fastenal Co.	14	1
FedEx Corp.	519	51
Fifth Third Bancorp	2,165	39
FirstEnergy Corp.	491	18
Fluor Corp.	41	2
FMC Technologies, Inc. (d)	89	5
Ford Motor Co.	25,594	396
Franklin Resources, Inc.	167	23
Freeport-McMoRan Copper & Gold, Inc.	44,800	1,237
Frontier Communications Corp.	723	3
General Dynamics Corp.	66	5
General Electric Co.	28,108	652
General Growth Properties, Inc. REIT	1,605	32
General Mills, Inc.	1,246	60
Gilead Sciences, Inc. (d)	5,973	306
Goldman Sachs Group, Inc. (The)	2,725	412
Google, Inc., Class A (d)	958	843
Halliburton Co.	42,030	1,753
HCP, Inc. REIT	398	18
Health Care, Inc. REIT	537	36
Henry Schein, Inc. (d)	149	14
Hershey Co. (The)	149	13
Hess Corp.	209	14
Hewlett-Packard Co.	6,006	149
Home Depot, Inc.	8,500	658

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
United States (cont'd)
Honeywell International, Inc.	8,041	$638
Hudson City Bancorp, Inc.	170	2
Humana, Inc.	118	10
Illinois Tool Works, Inc.	26	2
Intel Corp.	15,163	367
IntercontinentalExchange, Inc. (d)	115	20
International Business Machines Corp.	4,546	869
Interpublic Group of Cos., Inc. (The)	1,660	24
Intuit, Inc.	505	31
Intuitive Surgical, Inc. (d)	43	22
Invesco Ltd.	952	30
Iron Mountain, Inc.	561	15
Johnson & Johnson	13,320	1,144
Johnson Controls, Inc.	688	25
Joy Global, Inc.	41	2
JPMorgan Chase & Co.	24,038	1,269
Juniper Networks, Inc. (d)	1,498	29
Kellogg Co.	703	45
KeyCorp	1,379	15
Kimberly-Clark Corp.	3,900	379
Kimco Realty Corp. REIT	926	20
Kohl's Corp.	482	24
Kraft Foods Group, Inc.	86	5
Kroger Co. (The)	1,260	43
L Brands, Inc.	550	27
Laboratory Corp. of America Holdings (d)	155	15
Las Vegas Sands Corp.	147	8
Li & Fung Ltd. (e)	8,000	11
Liberty Global PLC, Class A (d)	439	32
Liberty Global PLC, Class C (d)	580	39
Liberty Property Trust REIT	542	20
Lincoln National Corp.	5,244	191
Lockheed Martin Corp.	14	1
Lowe's Cos., Inc.	9,142	374
M&T Bank Corp.	181	20
Macerich Co. (The) REIT	537	33
Manpowergroup, Inc.	99	5
Marathon Oil Corp.	586	20
Marathon Petroleum Corp.	519	37
Marriott International, Inc., Class A	2	—	@
Mastercard, Inc., Class A	1,091	627
McDonald's Corp.	5,274	522
McGraw Hill Financial, Inc.	596	32
McKesson Corp.	482	55
Mead Johnson Nutrition Co.	235	19
Medtronic, Inc.	9,245	476
Merck & Co., Inc.	10,222	475
MetLife, Inc.	21,256	973
Microsoft Corp.	31,014	1,071
Mondelez International, Inc., Class A	3,524	101
Monsanto Co.	1,348	133
Mosaic Co. (The)	26	1
	Shares	Value (000)
Murphy Oil Corp.	516	$31
NASDAQ OMX Group, Inc. (The)	170	6
National Oilwell Varco, Inc.	697	48
NetApp, Inc.	1,314	50
New York Community Bancorp, Inc.	170	2
Newfield Exploration Co. (d)	534	13
Newmont Mining Corp.	33,044	990
News Corp., Class A	6,377	208
News Corp., Class B	1,024	34
NextEra Energy, Inc.	499	41
NII Holdings, Inc. (d)	90	1
NIKE, Inc., Class B	8,202	522
Noble Corp.	201	8
Noble Energy, Inc.	456	27
Nordstrom, Inc.	124	7
Norfolk Southern Corp.	987	72
Northrop Grumman Corp.	17	1
O'Reilly Automotive, Inc. (d)	229	26
Occidental Petroleum Corp.	4,503	402
Omnicom Group, Inc.	459	29
ONEOK, Inc.	508	21
Oracle Corp.	18,907	581
PACCAR, Inc.	20	1
Peabody Energy Corp.	703	10
Pentair Ltd.	6	—	@
People's United Financial, Inc.	170	3
PepsiCo, Inc.	7,294	597
Pfizer, Inc.	22,212	622
PG&E Corp.	544	25
Philip Morris International, Inc.	6,554	568
Phillips 66	3,237	191
Pioneer Natural Resources Co.	482	70
Pitney Bowes, Inc.	184	3
Plum Creek Timber Co., Inc. REIT	542	25
PNC Financial Services Group, Inc. (The)	2,510	183
PPL Corp.	571	17
Praxair, Inc.	26	3
Precision Castparts Corp.	5	1
Priceline.com, Inc. (d)	48	40
Principal Financial Group, Inc.	5,394	202
Procter & Gamble Co. (The)	13,673	1,053
ProLogis, Inc. REIT	397	15
Prudential Financial, Inc.	9,049	661
Public Service Enterprise Group, Inc.	671	22
Public Storage REIT	151	23
Qualcomm, Inc.	12,676	774
Quest Diagnostics, Inc.	232	14
Range Resources Corp.	131	10
Rayonier, Inc. REIT	560	31
Raytheon Co.	20	1
Regions Financial Corp.	1,887	18
Republic Services, Inc.	596	20
Robert Half International, Inc.	201	7

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
United States (cont'd)
Rockwell Automation, Inc.	9	$1
Ross Stores, Inc.	516	33
Rouse Properties, Inc. REIT	44	1
Royal Caribbean Cruises Ltd.	2	—	@
Salesforce.com, Inc. (d)	549	21
SanDisk Corp. (d)	482	29
Schlumberger Ltd.	6,419	460
Scripps Networks Interactive, Inc., Class A	143	10
Sempra Energy	531	43
Simon Property Group, Inc. REIT	1,888	298
Southern Co. (The)	666	29
Southwestern Energy Co. (d)	672	25
Spectra Energy Corp.	1,005	35
Sprint Nextel Corp. (d)	4,116	29
St. Jude Medical, Inc.	544	25
Staples, Inc.	425	7
Starbucks Corp.	5,297	347
State Street Corp.	532	35
Stericycle, Inc. (d)	235	26
Stryker Corp.	505	33
SunTrust Banks, Inc.	631	20
Symantec Corp.	918	21
Sysco Corp.	1,198	41
T. Rowe Price Group, Inc.	462	34
Target Corp.	4,847	334
TE Connectivity Ltd.	167	8
Tenaris SA	473	9
Texas Instruments, Inc.	14,324	499
Thermo Fisher Scientific, Inc.	586	50
Time Warner Cable, Inc.	548	62
Time Warner, Inc.	3,056	177
TJX Cos., Inc.	2,469	124
Torchmark Corp.	1,814	118
Tyco International Ltd.	27	1
Ultra Petroleum Corp. (d)	130	3
Union Pacific Corp.	4,056	626
United Parcel Service, Inc., Class B	9,770	845
United Technologies Corp.	14,844	1,380
UnitedHealth Group, Inc.	8,291	543
Unum Group	5,245	154
US Bancorp	6,559	237
Valero Energy Corp.	746	26
Varian Medical Systems, Inc. (d)	457	31
Ventas, Inc. REIT	537	37
Verisk Analytics, Inc., Class A (d)	152	9
Verizon Communications, Inc.	9,402	473
VF Corp.	106	20
Viacom, Inc., Class B	473	32
Visa, Inc., Class A	3,393	620
Vornado Realty Trust REIT	118	10
Wal-Mart Stores, Inc.	14,892	1,109
Walgreen Co.	1,505	66
	Shares	Value (000)
Walt Disney Co. (The)	9,082	$573
Waste Management, Inc.	610	25
Weatherford International Ltd. (d)	1,934	26
WellPoint, Inc.	522	43
Wells Fargo & Co.	17,701	730
Western Union Co. (The)	80	1
Weyerhaeuser Co. REIT	936	27
Whole Foods Market, Inc.	1,048	54
Williams Cos., Inc. (The)	1,363	44
Wisconsin Energy Corp.	199	8
WPX Energy, Inc. (d)	374	7
WW Grainger, Inc.	3	1
Wynn Resorts Ltd.	103	13
Xcel Energy, Inc.	476	13
Xerox Corp.	2,350	21
Xylem, Inc.	121	3
Yahoo!, Inc. (d)	1,506	38
Yum! Brands, Inc.	592	41
Zimmer Holdings, Inc.	235	18
Zoetis, Inc.	5,488	170
		61,140
Total Common Stocks (Cost $90,050)		92,191
	No. of Rights
Rights (0.0%)
Australia (0.0%)
ASX Ltd. (Australia) (d)	39	—	@
Hong Kong (0.0%)
New Hotel (Hong Kong) (d)(f)	61	—
Total Rights (Cost $—)		—	@
	Shares
Investment Companies (5.8%)
United Kingdom (1.1%)
ETFS Short Copper (d)	62,535	2,074
United States (4.7%)
iShares MSCI Emerging Markets Index Fund	7,100	274
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio (See Note H)	106,190	2,601
SPDR S&P 500 ETF Trust	35,000	5,600
		8,475
Total Investment Companies (Cost $10,110)		10,549
Short-Term Investments (14.7%)
Investment Company (14.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $25,902)	25,901,892	25,902

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (0.4%)
U.S. Treasury Bills, 0.04%, 8/8/13 (g)	$648	$648
0.12%, 8/8/13 (g)	5	5
Total Short-Term Investments (Cost $26,555)		26,555
Total Investments (98.6%) (Cost $176,587) (h)		178,163
Other Assets in Excess of Liabilities (1.4%)		2,509
Net Assets (100.0%)		$180,672

(a)  Security is subject to delayed delivery.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2013.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Non-income producing security.

(e)  Security trades on the Hong Kong exchange.

(f)  At June 30, 2013, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been valued as determined in good faith under procedures established by and under general supervision of the Fund's Directors.

(g)  Rate shown is the yield to maturity at June 30, 2013.

(h)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

CVA  Certificaten Van Aandelen.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

PPS  Price Protected Shares.

REIT  Real Estate Investment Trust.

SDR  Swedish Depositary Receipt.

SPDR  Standard & Poor's Depository Receipt.

TBA  To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse London Branch	CHF	158	$167	7/5/13	USD	167	$167	$—	@
Credit Suisse London Branch	USD	111	111	7/5/13	ZAR	1,119	113	2
Goldman Sachs International	NOK	2,761	454	7/5/13	USD	452	452	(2)
HSBC Bank PLC	MXN	3,424	265	7/5/13	USD	267	267	2
HSBC Bank PLC	PLN	1,088	327	7/5/13	USD	333	333	6
HSBC Bank PLC	SEK	363	54	7/5/13	USD	54	54	(—	@)
HSBC Bank PLC	USD	18	18	7/5/13	CAD	18	18	(—	@)
HSBC Bank PLC	USD	2,487	2,487	7/5/13	EUR	1,917	2,496	9
HSBC Bank PLC	USD	132	132	7/5/13	EUR	102	132	—	@
HSBC Bank PLC	USD	36	36	7/5/13	EUR	28	36	—	@
HSBC Bank PLC	USD	667	667	7/5/13	MXN	8,784	678	11
HSBC Bank PLC	USD	206	206	7/5/13	NZD	265	205	(1)
HSBC Bank PLC	USD	327	327	7/5/13	ZAR	3,277	332	5
JPMorgan Chase Bank	GBP	688	1,047	7/5/13	USD	1,049	1,049	2
JPMorgan Chase Bank	USD	324	324	7/5/13	AUD	338	309	(15)
JPMorgan Chase Bank	USD	5,065	5,065	7/5/13	JPY	511,176	5,154	89
JPMorgan Chase Bank	USD	11	11	7/5/13	NOK	66	11	(—	@)
State Street Bank London	MXN	5,360	414	7/5/13	USD	417	417	3
UBS AG	AUD	857	784	7/5/13	USD	827	827	43
UBS AG	CAD	305	290	7/5/13	USD	296	296	6
UBS AG	KRW	544,466	477	7/5/13	USD	472	472	(5)
UBS AG	MYR	324	102	7/5/13	USD	101	101	(1)
UBS AG	NZD	265	205	7/5/13	USD	213	213	8
UBS AG	PLN	2,595	781	7/5/13	USD	786	786	5
UBS AG	SEK	629	94	7/5/13	USD	95	95	1
UBS AG	THB	4,054	131	7/5/13	USD	130	130	(1)
UBS AG	USD	482	482	7/5/13	AUD	519	475	(7)
UBS AG	USD	166	166	7/5/13	CHF	158	167	1
UBS AG	USD	7	7	7/5/13	EUR	5	7	(—	@)
UBS AG	USD	1,044	1,044	7/5/13	GBP	688	1,046	2

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	USD	15	$15	7/5/13	JPY	1,445	$14	$(1)
UBS AG	USD	481	481	7/5/13	KRW	544,466	477	(4)
UBS AG	USD	106	106	7/5/13	MYR	324	103	(3)
UBS AG	USD	147	147	7/5/13	SEK	992	148	1
UBS AG	USD	134	134	7/5/13	THB	4,054	130	(4)
UBS AG	ZAR	4,396	444	7/5/13	USD	434	434	(10)
Wells Fargo Bank	EUR	2,052	2,671	7/5/13	USD	2,669	2,669	(2)
Wells Fargo Bank	JPY	512,621	5,169	7/5/13	USD	5,243	5,243	74
Wells Fargo Bank	USD	273	273	7/5/13	CAD	287	272	(1)
Wells Fargo Bank	USD	457	457	7/5/13	NOK	2,695	443	(14)
Wells Fargo Bank	USD	1,104	1,104	7/5/13	PLN	3,683	1,108	4
Bank of America NA	CAD	1,826	1,735	7/18/13	USD	1,786	1,786	51
Bank of America NA	MYR	411	130	7/18/13	USD	132	132	2
Bank of America NA	RUB	10,216	310	7/18/13	USD	321	321	11
Bank of New York Mellon	AUD	1,339	1,223	7/18/13	USD	1,265	1,265	42
Bank of New York Mellon	USD	1,602	1,602	7/18/13	HKD	12,427	1,603	1
Deutsche Bank AG	AUD	10,966	10,017	7/18/13	USD	10,358	10,358	341
Deutsche Bank AG	EUR	12,708	16,542	7/18/13	USD	17,020	17,020	478
Deutsche Bank AG	USD	508	508	7/18/13	DKK	2,914	509	1
Deutsche Bank AG	USD	1,024	1,024	7/18/13	EUR	775	1,009	(15)
Deutsche Bank AG	USD	5,260	5,260	7/18/13	EUR	4,015	5,227	(33)
Deutsche Bank AG	USD	540	540	7/18/13	EUR	415	540	— @
Deutsche Bank AG	USD	1,245	1,245	7/18/13	EUR	958	1,247	2
Deutsche Bank AG	USD	1,057	1,057	7/18/13	SEK	7,135	1,064	7
Deutsche Bank AG	USD	536	536	7/18/13	SGD	679	536	— @
Goldman Sachs International	EUR	246	320	7/18/13	USD	323	323	3
Goldman Sachs International	USD	2,748	2,748	7/18/13	EUR	2,093	2,725	(23)
Goldman Sachs International	USD	479	479	7/18/13	EUR	368	479	— @
JPMorgan Chase Bank	NOK	914	150	7/18/13	USD	159	159	9
Royal Bank of Scotland	CLP	4,165,273	8,175	7/18/13	USD	8,411	8,411	236
Royal Bank of Scotland	MXN	1,098	85	7/18/13	USD	85	85	— @
Royal Bank of Scotland	USD	149	149	7/18/13	ILS	536	147	(2)
State Street Bank and Trust Co.	CLP	59,605	117	7/18/13	USD	120	120	3
State Street Bank and Trust Co.	USD	159	159	7/18/13	BRL	340	152	(7)
State Street Bank and Trust Co.	USD	1,800	1,800	7/18/13	CHF	1,657	1,754	(46)
State Street Bank and Trust Co.	USD	151	151	7/18/13	RUB	4,797	146	(5)
State Street Bank and Trust Co.	USD	107	107	7/18/13	SEK	692	103	(4)
State Street Bank and Trust Co.	USD	80	80	7/18/13	TWD	2,397	80	(— @)
UBS AG	KRW	143,920	126	7/18/13	USD	128	128	2
UBS AG	USD	9,626	9,626	7/18/13	GBP	6,168	9,380	(246)
UBS AG	USD	7,797	7,797	7/18/13	JPY	745,307	7,515	(282)
UBS AG	USD	755	755	7/18/13	SEK	4,891	729	(26)
UBS AG	USD	195	195	7/18/13	SGD	247	194	(1)
UBS AG	USD	168	168	7/18/13	ZAR	1,690	170	2
Credit Suisse London Branch	USD	167	167	8/7/13	CHF	158	167	(— @)
Credit Suisse London Branch	ZAR	1,119	112	8/7/13	USD	110	110	(2)
Goldman Sachs International	USD	452	452	8/7/13	NOK	2,761	454	2
HSBC Bank PLC	MXN	8,784	676	8/7/13	USD	665	665	(11)
HSBC Bank PLC	NZD	265	205	8/7/13	USD	206	206	1
JPMorgan Chase Bank	USD	1,049	1,049	8/7/13	GBP	688	1,047	(2)
The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	AUD	519	$474	8/7/13	USD	481	$481	$7
UBS AG	EUR	14	18	8/7/13	USD	18	18	— @
UBS AG	SEK	992	148	8/7/13	USD	147	147	(1)
UBS AG	USD	10	10	8/7/13	GBP	7	10	(— @)
UBS AG	USD	471	471	8/7/13	KRW	544,466	476	5
UBS AG	USD	29	29	8/7/13	MXN	379	29	— @
UBS AG	USD	101	101	8/7/13	MYR	324	102	1
UBS AG	USD	130	130	8/7/13	THB	4,054	131	1
Wells Fargo Bank	CAD	287	272	8/7/13	USD	273	273	1
Wells Fargo Bank	PLN	3,683	1,106	8/7/13	USD	1,102	1,102	(4)
Wells Fargo Bank	USD	2,669	2,669	8/7/13	EUR	2,052	2,671	2
Wells Fargo Bank	USD	5,243	5,243	8/7/13	JPY	512,621	5,169	(74)
JPMorgan Chase Bank	CNY	12,167	1,975	8/12/13	USD	1,887	1,887	(88)
JPMorgan Chase Bank	USD	1,932	1,932	8/12/13	CNY	12,167	1,976	44
Bank of America NA	RUB	28,827	865	9/19/13	USD	889	889	24
Bank of America NA	RUB	42,613	1,280	9/19/13	USD	1,340	1,340	60
UBS AG	RUB	158,548	4,759	9/19/13	USD	4,994	4,994	235
UBS AG	RUB	19,218	576	9/19/13	USD	588	588	12
			$127,311				$128,228	$917

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
ASX Spi 200 Index (Australia)	17	$1,849	Sep-13	$10
CAC 40 Index (France)	1	49	Jul-13	(2)
DAX Index (Germany)	1	259	Sep-13	(3)
Euro Stoxx 50 Index (Germany)	376	12,704	Sep-13	(380)
FTSE 100 Index (United Kingdom)	60	5,613	Sep-13	(95)
German Euro Schatz Futures (Germany)	3	431	Sep-13	(1)
Hang Seng Index (Hong Kong)	6	802	Jul-13	16
MSCI Emerging Market E Mini (United States)	148	6,909	Sep-13	(77)
NIKKEI 225 Index (United States)	151	10,414	Sep-13	449
S&P 500 E MINI Index (United States)	14	1,119	Sep-13	1
S&P Mid Cap 400 E MINI Index (United States)	8	926	Sep-13	(22)
S&P TSE 60 Index (Canada)	19	2,501	Sep-13	5
	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long: (cont'd)
SGX MSCI Singapore (Singapore)	12	$669	Jul-13	$6
U.S. Treasury 2 yr. Note (United States)	1	220	Sep-13	— @
U.S. Treasury Long Bond (United States)	3	408	Sep-13	(14)
U.S. Treasury Ultra Long Bond (United States)	10	1,473	Sep-13	(56)
UK Long Gilt Bond (United Kingdom)	1	170	Sep-13	(8)
Short:
Copper High Grade Index (United States)	46	(3,516)	Sep-13	30
FTSE MIB Index (Italy)	7	(695)	Sep-13	— @
German Euro Bund (Germany)	30	(5,522)	Sep-13	73
IBEX 35 Index (Spain)	6	(598)	Jul-13	(11)
U.S. Treasury 5 yr. Note (United States)	18	(2,179)	Sep-13	27
U.S. Treasury 10 yr. Note (United States)	34	(4,303)	Sep-13	16
				$(36)

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (000)
Bank of America	3 Month LIBOR	Receive	2.04%	2/13/23	$680	$30
Barclays Bank	3 Month LIBOR	Receive	2.04	2/13/23	460	21
Goldman Sachs	3 Month LIBOR	Receive	2.09	2/15/23	1,380	56
Goldman Sachs	3 Month LIBOR	Receive	2.80	5/1/43	540	66
Goldman Sachs	3 Month LIBOR	Receive	2.90	5/13/43	600	62
JPMorgan Chase	3 Month LIBOR	Receive	2.06	2/6/23	660	28
						$263

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at June 30, 2013:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	Merrill Lynch Custom European Stock Index	8,408	3-Month EUR-EURIBOR-minus 0.23%	Pay	6/4/14	$—
Barclays Bank	Barclays Custom China Real Estate Basket	7,378	3-Month HKD-HIBOR-minus 0.69%	Pay	2/19/14	114
Barclays Bank	Barclays Custom China Real Estate Basket	3,880	3-Month HKD-HIBOR-minus 0.69%	Pay	2/19/14	61
Barclays Bank	Barclays Custom Emerging Markets Basket	1,310	3-Month USD-LIBOR-minus 0.35%	Pay	2/10/14	36
Barclays Bank	Barclays Custom Emerging Markets Basket	196	3-Month USD-LIBOR-minus 0.60%	Pay	2/10/14	(15)
Goldman Sachs	Goldman Sachs Custom Machinery Index	3,740	3-Month USD-LIBOR-minus 0.38%	Pay	2/17/14	482
Goldman Sachs	Goldman Sachs Custom Machinery Index	925	3-Month USD-LIBOR-minus 0.38%	Pay	2/17/14	119
Goldman Sachs	Goldman Sachs Custom Machinery Index	978	3-Month USD-LIBOR-minus 0.38%	Pay	2/17/14	126
Goldman Sachs	Goldman Sachs Custom Machinery Index	83	3-Month USD-LIBOR-minus 0.38%	Pay	2/17/14	11
Goldman Sachs	Goldman Sachs Custom Machinery Index	345	3-Month USD-LIBOR-minus 0.38%	Pay	2/18/14	(1)
Goldman Sachs	Goldman Sachs Custom Miners Index	190	3-Month USD-LIBOR-minus 0.53%	Pay	2/13/14	(1)
Goldman Sachs	Goldman Sachs Custom Miners Index	1,491	3-Month USD-LIBOR-minus 0.53%	Pay	2/13/14	283
Goldman Sachs	Goldman Sachs Custom Miners Index	650	3-Month USD-LIBOR-minus 0.53%	Pay	2/13/14	123
Goldman Sachs	Goldman Sachs Custom Miners Index	94	3-Month USD-LIBOR-minus 0.53%	Pay	2/13/14	18
JPMorgan Chase	MSCI China Banks Index	2,787	3-Month HKD-HIBOR-minus 0.25%	Pay	3/7/14	(27)
JPMorgan Chase	MSCI China Banks Index	3,925	3-Month HKD-HIBOR-minus 0.25%	Pay	3/7/14	35
JPMorgan Chase	MSCI China Banks Index	20,702	3-Month HKD-HIBOR-minus 0.25%	Pay	3/7/14	187
JPMorgan Chase	MSCI China Banks Index	7,512	3-Month HKD-HIBOR-minus 0.25%	Pay	3/7/14	68
JPMorgan Chase	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	1,332	3-Month USD-LIBOR-minus 0.22%	Pay	8/26/13	91
JPMorgan Chase	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	3,267	3-Month USD-LIBOR-minus 0.22%	Pay	8/26/13	222
JPMorgan Chase	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	499	3-Month USD-LIBOR-minus 0.22%	Pay	8/26/13	34
JPMorgan Chase	MSCI Daily Total Return Europe Net Household & Personal Products Index	154	3-Month USD-LIBOR-minus 0.39%	Pay	8/26/13	8
JPMorgan Chase	MSCI Daily Total Return Europe Net Household & Personal Products Index	356	3-Month USD-LIBOR-minus 0.39%	Pay	8/26/13	18
JPMorgan Chase	MSCI Daily Total Return Europe Net Household & Personal Products Index	68	3-Month USD-LIBOR-minus 0.39%	Pay	8/26/13	4
						$1,996

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

@  Amount is less than $500.

EURIBOR  Euro Interbank Offered Rate.

HIBOR  Hong Kong Interbank Offered Rate.

LIBOR  London Interbank Offered Rate.

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

CLP  — Chilean Peso

CNY  — Chinese Yuan Renminbi

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound

HKD  — Hong Kong Dollar

ILS  — Israeli Shekel

JPY  — Japanese Yen

KRW  — South Korean Won

MXN  — Mexican New Peso

MYR  — Malaysian Ringgit

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PLN  — Polish Zloty

RUB  — Russian Ruble

SEK  — Swedish Krona

SGD  — Singapore Dollar

THB  — Thai Baht

TWD  — Taiwan Dollar

USD  — United States Dollar

ZAR  — South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	51.8%
Fixed Income Securities	27.4
Short Term Investments	14.9
Investment Companies	5.9
Total Investments	100.0	%*

*  Does not include open long/short futures contracts with an underlying face amount of approximately $63,329,000 with net unrealized depreciation of approximately $36,000. Also, does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $917,000 and open swap agreements with net unrealized appreciation of approximately $2,259,000.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Global Tactical Asset Allocation Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $146,985)	$148,724
Investments in Securities of Affiliated Issuers, at Value (Cost $29,602)	29,439
Total Investments in Securities, at Value (Cost $176,587)	178,163
Foreign Currency, at Value (Cost $536)	519
Receivable for Variation Margin	3,357
Receivable for Investments Sold	3,189
Unrealized Appreciation on Swap Agreements	2,303
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	1,860
Receivable for Swap Agreements Termination	976
Interest Receivable	579
Dividends Receivable	176
Tax Reclaim Receivable	47
Receivable for Portfolio Shares Sold	28
Receivable from Affiliates	3
Other Assets	11
Total Assets	191,211
Liabilities:
Payable for Investments Purchased	5,322
Due to Broker	3,740
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	943
Payable for Portfolio Shares Redeemed	159
Payable for Advisory Fees	73
Payable for Custodian Fees	63
Payable for Professional Fees	63
Unrealized Depreciation on Swap Agreements	44
Payable for Administration Fees	38
Distribution Fees — Class II Shares	3
Payable for Directors' Fees and Expenses	1
Payable for Transfer Agent Fees	— @
Other Liabilities	90
Total Liabilities	10,539
NET ASSETS	$180,672
Net Assets Consist of:
Paid-in-Capital	$179,973
Accumulated Undistributed Net Investment Income	1,224
Accumulated Net Realized Loss	(5,214)
Unrealized Appreciation (Depreciation) on:
Investments	1,739
Investments in Affiliates	(163)
Futures Contracts	(36)
Swap Agreements	2,259
Foreign Currency Forward Exchange Contracts	917
Foreign Currency Translations	(27)
Net Assets	$180,672
CLASS I:
Net Assets	$147,037
Net Asset Value, Offering and Redemption Price Per Share Applicable to 14,740,025 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.98
CLASS II:
Net Assets	$33,635
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,381,754 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.95

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Global Tactical Asset Allocation Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $78 of Foreign Taxes Withheld)	$943
Interest from Securities of Unaffiliated Issuers	324
Income from Securities Loaned — Net	12
Dividends from Security of Affiliated Issuer	7
Interest from Securities of Affiliated Issuers	3
Total Investment Income	1,289
Expenses:
Advisory Fees (Note B)	399
Administration Fees (Note C)	133
Custodian Fees (Note F)	115
Professional Fees	53
Shareholder Reporting Fees	30
Distribution Fees — Class II Shares (Note D)	22
Pricing Fees	43
Directors' Fees and Expenses	— @
Other Expenses	5
Total Expenses	800
Waiver of Advisory Fees (Note B)	(375)
Rebate from Morgan Stanley Affiliate (Note H)	(27)
Distribution Fees — Class II Shares Waived (Note D)	(15)
Net Expenses	383
Net Investment Income	906
Realized Gain (Loss):
Investments Sold	12,204
Investments in Affiliates	68
Foreign Currency Forward Exchange Contracts	270
Foreign Currency Transactions	(92)
Futures Contracts	(196)
Swap Agreements	(129)
Net Realized Gain	12,125
Change in Unrealized Appreciation (Depreciation):
Investments	(14,047)
Investments in Affiliates	(164)
Foreign Currency Forward Exchange Contracts	958
Foreign Currency Translations	(28)
Futures Contracts	(157)
Swap Agreements	2,407
Net Change in Unrealized Appreciation (Depreciation)	(11,031)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,094
Net Increase in Net Assets Resulting from Operations	$2,000

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Global Tactical Asset Allocation Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$906	$990
Net Realized Gain	12,125	2,417
Net Change in Unrealized Appreciation (Depreciation)	(11,031)	4,788
Net Increase in Net Assets Resulting from Operations	2,000	8,195
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,340)
Class II:
Net Investment Income	—	(3)
Total Distributions	—	(1,343)
Capital Share Transactions:(1)
Class I:
Subscribed	4,151	3,131
Issued due to a tax-free reorganization	87,334	—
Distributions Reinvested	—	1,340
Redeemed	(9,873)	(12,911)
Class II:
Subscribed	2,768	511
Issued due to a tax-free reorganization	34,602	—
Distributions Reinvested	—	3
Redeemed	(3,756)	(357)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	115,226	(8,283)
Regulatory Settlement Proceeds:
Net Increase from Regulatory Settlement (Note I)	—	144
Total Increase (Decrease) in Net Assets	117,226	(1,287)
Net Assets:
Beginning of Period	63,446	64,733
End of Period (Including Accumulated Undistributed Net Investment Income of $1,224 and $318)	$180,672	$63,446
(1) Capital Share Transactions:
Class I:
Shares Subscribed	420	345
Shares Issued due to tax-free reorganization	8,690	—
Shares Issued on Distributions Reinvested	—	151
Shares Redeemed	(989)	(1,418)
Net Increase (Decrease) in Class I Shares Outstanding	8,121	(922)
Class II:
Shares Subscribed	285	56
Shares Issued due to tax-free reorganization	3,453	—
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(381)	(39)
Net Increase in Class II Shares Outstanding	3,357	17

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Financial Highlights

Global Tactical Asset Allocation Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011	2010		2009	2008
Net Asset Value, Beginning of Period	$9.55		$8.58		$9.02	$8.81		$6.86	$14.50
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.14		0.13	0.11		0.13	0.30
Net Realized and Unrealized Gain (Loss)	0.35		1.00		(0.45)	0.34		2.05	(6.09)
Total from Investment Operations	0.43		1.14		(0.32)	0.45		2.18	(5.79)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.12)	(0.25)		(0.23)	(0.38)
Net Realized Gain	—		—		—	—		—	(1.47)
Total Distributions	—		(0.19)		(0.12)	(0.25)		(0.23)	(1.85)
Regulatory Settlement Proceeds	—		0.02¥		—	0.01	^^	—	—
Net Asset Value, End of Period	$9.98		$9.55		$8.58	$9.02		$8.81	$6.86
Total Return ++	4.50	%#	13.84%		(3.68)%	5.68%		32.53%	(44.62)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$147,037		$63,205		$64,668	$85,752		$98,707	$86,530
Ratio of Expenses to Average Net Assets(1)	0.71	%+††^^^*	0.94	%+††	0.96%+^	1.03	%+	1.04%+	1.05%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.94	%+††	N/A	1.03	%+	N/A	N/A
Ratio of Net Investment Income to Average Net Assets(1)	1.71	%+††*	1.53	%+††	1.42%+	1.35	%+	1.75%+	2.72%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.05	%††*	0.06	%††	0.06%	0.02%		0.01%	0.00%§
Portfolio Turnover Rate	135	%#	105%		109%	183%		30%	26%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.46	%††*	1.72	%††	1.76%	1.45	%+	1.21%+	1.19%+
Net Investment Income to Average Net Assets	0.96	%††*	0.75	%††	0.62%	0.93	%+	1.58%+	2.58%+

†  Per share amount is based on average shares outstanding.

¥  During the year ended December 31, 2012, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of approximately 0.23% on the total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I would have been approximately 13.61%.

^^  During the year ended December 31, 2010, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of 0.11% on total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I would have been approximately 5.57%.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

^^^  Effective April 29, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.60% for Class I shares. Prior to April 29, 2013, the maximum ratio was 1.00% for Class I shares.

^  Effective July 1, 2011, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2011, the maximum ratio was 1.05% for Class I shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Financial Highlights

Global Tactical Asset Allocation Portfolio

	Class II
Selected Per Share Data and Ratios	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012		Period from March 15, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$9.54		$8.57		$9.04
Income from Investment Operations:
Net Investment Income†	0.08		0.13		0.11
Net Realized and Unrealized Gain (Loss)	0.33		1.01		(0.46)
Total from Investment Operations	0.41		1.14		(0.35)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.12)
Regulatory Settlement Proceeds	—		0.02¥		—
Net Asset Value, End of Period	$9.95		$9.54		$8.57
Total Return ++	4.30	%#	13.70%		(4.00	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$33,635		$241		$65
Ratio of Expenses to Average Net Assets(1)	0.81	%+††^^^*	1.04	%+††	1.06	%+*^^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.04	%+††	N/A
Ratio of Net Investment Income to Average Net Assets(1)	1.61	%+††*	1.43	%+††	1.32	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.05	%††*	0.06	%††	0.06	%*
Portfolio Turnover Rate	135	%#	105%		109	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.81	%††*	2.07	%††	2.11	%*
Net Investment Income to Average Net Assets	0.61	%††*	0.40	%††	0.27	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

¥  During the year ended December 31, 2012, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class II would have been approximately 13.46%.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^^^  Effective April 29, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.70% for Class II shares. Prior to April 29, 2013, the maximum ratio was 1.10% for Class II shares.

^^  Effective July 1, 2011, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class II shares. Prior to July 1, 2011, the maximum ratio was 1.15% for Class II shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Tactical Asset Allocation Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") seeks total return by investing in a blend of equity and fixed income securities of U.S. and non-U.S. issuers. In seeking to achieve this investment objective, the Portfolio will implement a global tactical approach to achieving total return, and to control risk and volatility. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

On April 29, 2013, the Portfolio acquired the net assets of Morgan Stanley Variable Investment Series Strategist Portfolio ("Strategist Portfolio"), an open-end investment company, based on the respective valuations as of the close of business on April 26, 2013, pursuant to a Plan of Reorganization approved by the shareholders of Strategist Portfolio on February 21, 2013 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by the Adviser with comparable investment objectives and strategies. The Reorganization was accomplished by a tax-free exchange of 8,690,002 Class I shares of the Portfolio at a net asset value of $10.05 per share for 7,821,609 Class X shares of Strategist Portfolio; 3,453,252 Class II shares of the Portfolio at a net asset value of $10.02 for 3,100,667 Class Y shares of Strategist Portfolio. The net assets of Strategist Portfolio before the Reorganization were approximately $121,936,000, including unrealized appreciation of approximately $13,510,000 at April 26, 2013. The investment portfolio of Strategist Portfolio, with a fair value of approximately $121,608,000 and identified cost of approximately $108,151,000 on April 26, 2013, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from Strategist Portfolio was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were approximately $65,474,000. Immediately after the Reorganization, the net assets of the Portfolio were approximately $187,410,000.

Upon closing of the Reorganization, shareholders of Strategist Portfolio received shares of the Portfolio as follows:

Strategist Portfolio	Global Tactical Asset Allocation Portfolio
Class X	Class I
Class Y	Class II

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the period ended June 30, 2013, are as follows:

Net investment income(1)	$2,209,000
Net gain realized and unrealized gain(2)	$1,413,000
Net increase (decrease) in net assets resulting from operations	$3,622,000

(1)  Approximately $906,000 as reported, plus approximately $962,000 Strategist Portfolio premerger, plus approximately $341,000 of estimated pro-forma eliminated expenses.

(2)  Approximately $1,094,000 as reported, plus approximately $319,000 Strategist Portfolio premerger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Strategist Portfolio that have been included in the Portfolio's Statement of Operations since April 29, 2013.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$4,189	$—	$4,189
Asset-Backed Securities	—	1,036	—	1,036
Collateralized Mortgage Obligations - Agency Collateral Series	—	326	—	326
Commercial Mortgage-Backed Securities	—	774	—	774
Corporate Bonds	—	11,488	—	11,488
Mortgages - Other	—	537	—	537
Sovereign	—	23,831	—	23,831
U.S. Treasury Securities	—	6,687	—	6,687
Total Fixed Income Securities	—	48,868	—	48,868
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks
Aerospace & Defense	$2,560	$—	$—	$2,560
Air Freight & Logistics	940	—	—	940
Airlines	392	—	—	392
Auto Components	225	—	—	225
Automobiles	4,502	—	—	4,502
Beverages	1,191	—	—	1,191
Biotechnology	1,402	—	—	1,402
Building Products	584	—	—	584
Capital Markets	1,645	—	—	1,645
Chemicals	1,412	—	—	1,412
Commercial Banks	3,807	—	—	3,807
Commercial Services & Supplies	191	—	—	191
Communications Equipment	1,583	—	—	1,583
Computers & Peripherals	2,338	—	—	2,338
Construction & Engineering	347	—	—	347
Construction Materials	99	—	—	99
Consumer Finance	1,570	—	—	1,570
Containers & Packaging	29	—	—	29
Diversified Financial Services	3,234	—	—	3,234
Diversified Telecommunication Services	3,093	—	—	3,093
Electric Utilities	1,938	—	—	1,938
Electrical Equipment	620	—	—	620
Electronic Equipment, Instruments & Components	300	—	—	300
Energy Equipment & Services	2,801	—	—	2,801
Food & Staples Retailing	3,639	—	—	3,639
Food Products	1,166	—	—	1,166
Gas Utilities	102	—	—	102
Health Care Equipment & Supplies	1,439	—	—	1,439
Health Care Providers & Services	1,072	—	—	1,072
Health Care Technology	47	—	—	47
Hotels, Restaurants & Leisure	1,072	—	—	1,072
Household Durables	106	—	—	106
Household Products	2,418	—	—	2,418
Independent Power Producers & Energy Traders	12	—	—	12
Industrial Conglomerates	1,868	—	—	1,868

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Information Technology Services	$2,465	$—	$—	$2,465
Insurance	5,701	—	—	5,701
Internet & Catalog Retail	587	—	—	587
Internet Software & Services	1,510	—	—	1,510
Leisure Equipment & Products	19	—	—	19
Life Sciences Tools & Services	101	—	—	101
Machinery	1,044	—	—	1,044
Marine	69	—	—	69
Media	2,274	—	—	2,274
Metals & Mining	3,472	—	—	3,472
Multi-Utilities	1,922	—	—	1,922
Multi-line Retail	407	—	—	407
Office Electronics	98	—	—	98
Oil, Gas & Consumable Fuels	7,187	—	—	7,187
Paper & Forest Products	246	—	—	246
Personal Products	142	—	—	142
Pharmaceuticals	5,401	—	—	5,401
Professional Services	229	—	—	229
Real Estate Investment Trusts (REITs)	956	—	—	956
Real Estate Management & Development	356	—	—	356
Road & Rail	1,007	—	—	1,007
Semiconductors & Semiconductor Equipment	1,030	—	—	1,030
Software	1,891	—	—	1,891
Specialty Retail	1,471	—	—	1,471
Textiles, Apparel & Luxury Goods	914	—	—	914
Thrifts & Mortgage Finance	7	—	—	7
Tobacco	1,219	—	—	1,219
Trading Companies & Distributors	150	—	—	150
Transportation Infrastructure	54	—	—	54
Water Utilities	23	—	—	23
Wireless Telecommunication Services	495	—	—	495
Total Common Stocks	92,191	—	—	92,191
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Rights	$— @	$—	$—	†	$— @
Investment Companies	10,549	—	—		10,549
Short-Term Investments
Investment Company	25,902	—	—		25,902
U.S. Treasury Securities	—	653	—		653
Total Short-Term Investments	25,902	653	—		26,555
Foreign Currency Forward Exchange Contracts	—	1,860	—		1,860
Futures Contracts	633	—	—		633
Interest Rate Swap Agreements	—	263	—		263
Total Return Swap Agreements	—	2,040	—		2,040
Total Assets	129,275	53,684	—		182,959
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(943)	—		(943)
Futures Contracts	(669)	—	—		(669)
Total Return Swap Agreements	—	(44)	—		(44)
Total Liabilities	(669)	(987)	—		(1,656)
Total	$128,606	$52,697	$—	†	$181,303

@  Value is less than $500.

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $27,954,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Rights
Beginning Balance	$—
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Action	—	†
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance $—	†
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2013.	$—

†  Includes one security which is valued at zero.

3.  Foreign Currency Translation and Foreign
Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2013, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes,

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

broker with whom the Portfolio has open positions in the futures contract.

Swaps: An over-the-counter ("OTC") swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Many swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain OTC swap agreements. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2013.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$1,860
Futures Contracts	Variation Margin	Commodity Risk	30	(a)
Futures Contracts	Variation Margin	Equity Risk	487	(a)
Futures Contracts	Variation Margin	Interest Rate Risk	116	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	2,040
Swap Agreements	Unrealized Appreciation on Swap Agreements	Interest Rate Risk	263
Total			$4,796
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(943)
Futures Contracts	Variation Margin	Equity Risk	(590	)(a)
Futures Contracts	Variation Margin	Interest Rate Risk	(79	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(44)
Total			$(1,656)

(a)  This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2013 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$270
Equity Risk	Futures Contracts	(84)
Interest Rate Risk	Futures Contracts	(352)
Commodity Risk	Futures Contracts	240
Equity Risk	Swap Agreements	(307)
Interest Rate Risk	Swap Agreements	178
Total		$(55)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$958
Equity Risk	Futures Contracts	(256)
Interest Rate Risk	Futures Contracts	69
Commodity Risk	Futures Contracts	30
Equity Risk	Swap Agreements	2,130
Interest Rate Risk	Swap Agreements	277
Total		$3,208

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

The following tables present derivatives financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than 0) (000)
Bank of America	$178		$—	$(30	)(a)	$148
Bank of New York Mellon	43		—	—		43
Barclays Bank	232		(15)	(217	)(a)	0
Credit Suisse London Branch	2		—	—		2
Deutsche Bank AG	829		—	—		829
Exchange Traded Futures	633	(b)	—	—		633	(b)
Goldman Sachs International	1,351		(2)	(1,344	)(a)	5
HSBC Bank PLC	34		—	—		34
JPMorgan Chase	839		(27)	(668	)(a)	144
Royal Bank of Scotland	236		—	—		236
State Street Bank and Trust Co.	6		—	—		6
UBS AG	332		—	—		332
Wells Fargo Bank	81		—	—		81
Total	$4,796		$(44)	$(2,259)		$2,493
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)		Net Amount (not less than 0) (000)
Barclays Bank	$15		$(15)	$—		$0
Credit Suisse London Branch	2		—	—		2
Deutsche Bank AG	48		—	—		48
Exchange Traded Futures	669	(b)	—	—		669	(b)
Goldman Sachs	27		(2)	—		25
HSBC Bank PLC	12		—	—		12
JPMorgan Chase	132		(27)	—		105
Royal Bank of Scotland	2		—	—		2
State Street Bank and Trust Co.	62		—	—		62
UBS AG	592		—	—		592
Wells Fargo Bank	95		—	—		95
Total	$1,656		$(44)	$—		$1,612

(a)  In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

(b)  This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

For the six months ended June 30, 2013, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$89,687,000
Futures Contracts:
Average monthly original value	$57,607,000
Swap Agreements:
Average monthly notional amount	$37,385,000

5.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

During the period ended June 30, 2013, the Portfolio did lend securities to qualified financial institutions. During that time, the Portfolio had the right under the lending agreement to recover the securities from the borrower on demand.

At June 30, 2013, the Portfolio did not have any outstanding securities on loan.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's daily net assets.

Prior to April 29, 2013 the Adviser had agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), would not exceed 1.00% for Class I shares and 1.10% for Class II shares. Effective April 29, 2013, pursuant to the Reorganization, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that the total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.60% for Class I shares and 0.70% for Class II shares. The fee waivers and/or expense reimbursements for the Portfolio will continue for at least two years from the date of the Reorganization or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $375,000 of advisory fees were waived and/or reimbursed pursuant to these arrangements.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.25% of the 0.35% distribution fee that it may receive. This fee waiver will continue for at least two years from the date of the reorganization or until such time as the Directors act to discontinue all or a portion of such waiver when it deems such action is appropriate. For the six months ended June 30, 2013, this waiver amounted to approximately $15,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,343	—	$981	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and on certain equity securities designated as issued by passive foreign investment companies, swap transactions and paydown adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(715)	$715	—

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$214	—

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,846,000 and the aggregate gross unrealized depreciation is approximately $6,270,000 resulting in net unrealized appreciation of approximately $1,576,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2012, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$16,472	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2012, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $2,927,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $114,036,000 and $112,824,000, respectively. For the six months ended June 30, 2013, purchases and sales of long-term U.S. Government securities were approximately $20,260,000 and $30,784,000, respectively.

The Portfolio invests in Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio ("Emerging Mar-

kets Portfolio"), an open-end management investment company advised by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Emerging Markets Portfolio. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $16,000 relating to the Portfolio's investment in the Emerging Markets Portfolio. The Emerging Markets Portfolio has a cost basis of approximately $2,812,000 at June 30, 2013.

A summary of the Portfolio's transactions in shares of the Emerging Markets Portfolio during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Dividend Income (000)	Value June 30, 2013 (000)
$2,755	—	—	—	—	$2,601

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $11,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
$5,458	$89,675	$69,231	$7	$25,902

For the six months ended June 30, 2013, the Portfolio had transactions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act.

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Dividend/ Interest Income (000)	Value June 30, 2013 (000)
$571	$762	$454	$68	$3	$936

I. Regulatory Settlement Proceeds: For the year ended December 31, 2012, the Portfolio received approximately $144,000 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

J. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 79.0% and 95.6%, for Class I and Class II, respectively.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFIMASAN
701848 [08/31/14]

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Mid Cap Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example (unaudited)

Mid Cap Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Mid Cap Growth Portfolio Class I	$1,000.00	$1,144.80	$1,019.59	$5.58	$5.26	1.05%
Mid Cap Growth Portfolio Class II	1,000.00	1,144.70	1,019.09	6.12	5.76	1.15

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the five-year period but below its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee was higher than its peer group average and the total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable, (ii) management fee was acceptable, and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (95.9%)
Advertising Agencies (1.0%)
Aimia, Inc. (Canada)	146,129	$2,187
Alternative Energy (2.7%)
Range Resources Corp.	62,415	4,826
Ultra Petroleum Corp. (a)	50,586	1,003
		5,829
Automobiles (2.4%)
Tesla Motors, Inc. (a)	47,504	5,103
Beverage: Soft Drinks (1.7%)
Monster Beverage Corp. (a)	58,899	3,579
Biotechnology (4.0%)
Illumina, Inc. (a)	114,033	8,534
Cement (2.3%)
Martin Marietta Materials, Inc.	49,328	4,855
Chemicals: Diversified (2.4%)
Rockwood Holdings, Inc.	79,335	5,080
Commercial Services (4.8%)
Gartner, Inc. (a)	102,486	5,841
Intertek Group PLC (United Kingdom)	58,626	2,606
MercadoLibre, Inc. (Brazil)	17,132	1,846
		10,293
Communications Technology (3.3%)
Motorola Solutions, Inc.	121,591	7,019
Computer Services, Software & Systems (17.0%)
Akamai Technologies, Inc. (a)	138,095	5,876
IHS, Inc., Class A (a)	48,724	5,086
LinkedIn Corp., Class A (a)	26,450	4,716
Mail.ru Group Ltd. GDR (Russia)	36,102	1,035
Qihoo 360 Technology Co., Ltd. ADR (China) (a)	53,591	2,474
Salesforce.com, Inc. (a)	123,187	4,703
ServiceNow, Inc. (a)	30,827	1,245
SINA Corp. (China) (a)	17,564	979
Solera Holdings, Inc.	126,649	7,048
Workday, Inc., Class A (a)	32,034	2,053
Zynga, Inc., Class A (a)	413,446	1,149
		36,364
Computer Technology (4.0%)
Dropbox, Inc. (a)(b)(c) (acquisition cost — $1,380; acquired 5/1/12)	152,532	1,301
Yandex N.V., Class A (Russia) (a)	178,453	4,931
Youku Tudou, Inc. ADR (China) (a)	122,149	2,344
		8,576
Consumer Lending (1.6%)
IntercontinentalExchange, Inc. (a)	20,014	3,558
Consumer Services: Miscellaneous (0.7%)
Qualicorp SA (Brazil) (a)	212,460	1,609
Diversified Manufacturing Operations (1.0%)
Colfax Corp. (a)	40,405	2,106
Diversified Media (1.5%)
McGraw Hill Financial, Inc.	59,379	3,158
	Shares	Value (000)
Diversified Retail (5.9%)
Dollar Tree, Inc. (a)	108,137	$5,498
Groupon, Inc. (a)	555,922	4,725
TripAdvisor, Inc. (a)	40,141	2,443
		12,666
Electronic Components (0.6%)
3D Systems Corp. (a)	30,742	1,350
Electronic Entertainment (0.7%)
Splunk, Inc. (a)	31,158	1,444
Entertainment (1.2%)
Legend Pictures LLC Ltd. (a)(b)(c) (acquisition cost — $1,604; acquired 3/8/12)	1,500	2,525
Financial Data & Systems (3.8%)
MSCI, Inc. (a)	149,300	4,967
Verisk Analytics, Inc., Class A (a)	52,946	3,161
		8,128
Foods (2.2%)
McCormick & Co., Inc.	67,895	4,777
Health Care Services (3.9%)
athenahealth, Inc. (a)	60,766	5,148
Stericycle, Inc. (a)	28,671	3,166
		8,314
Hotel/Motel (0.9%)
Wyndham Worldwide Corp.	34,589	1,980
Insurance: Property-Casualty (4.7%)
Arch Capital Group Ltd. (a)	95,390	4,904
Progressive Corp. (The)	201,985	5,134
		10,038
Medical Equipment (1.9%)
Intuitive Surgical, Inc. (a)	8,231	4,170
Personal Care (0.5%)
Sally Beauty Holdings, Inc. (a)	34,294	1,067
Pharmaceuticals (2.9%)
Ironwood Pharmaceuticals, Inc. (a)	122,460	1,218
Mead Johnson Nutrition Co.	64,554	5,115
		6,333
Publishing (1.6%)
Morningstar, Inc.	43,141	3,347
Recreational Vehicles & Boats (3.2%)
Edenred (France)	225,819	6,908
Restaurants (4.1%)
Dunkin' Brands Group, Inc.	81,227	3,478
Panera Bread Co., Class A (a)	28,427	5,286
		8,764
Scientific Instruments: Pollution Control (1.4%)
Covanta Holding Corp.	153,198	3,067
Semiconductors & Components (1.6%)
First Solar, Inc. (a)	78,193	3,498
Specialty Retail (0.5%)
Ulta Salon Cosmetics & Fragrance, Inc. (a)	11,290	1,131
The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

	Shares	Value (000)
Textiles Apparel & Shoes (2.5%)
Carter's, Inc.	72,111	$5,341
Utilities: Electrical (1.4%)
Brookfield Infrastructure Partners LP (Canada)	81,193	2,965
Total Common Stocks (Cost $156,781)		205,663
Preferred Stock (0.2%)
Computer Services, Software & Systems (0.2%)
Palantir Technologies, Inc. Series G (a)(b)(c) (acquisition cost — $455; acquired 7/19/12) (Cost $455)	148,616	427
Convertible Preferred Stocks (0.1%)
Communications Technology (0.0%)
Peixe Urbano, Inc. (Brazil) (a)(b)(c) (acquisition cost — $787; acquired 12/2/11)	23,881	47
Computer Technology (0.1%)
Dropbox, Inc. Series A (a)(b)(c) (acquisition cost — $132; acquired 5/25/12)	14,641	125
Total Convertible Preferred Stocks (Cost $919)		172
Short-Term Investment (4.2%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $8,959)	8,959,415	8,959
Total Investments (100.4%) (Cost $167,114)		215,221
Liabilities in Excess of Other Assets (-0.4%)		(919)
Net Assets (100.0%)		$214,302

(a)  Non-income producing security.

(b)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2013 amounts to approximately $4,425,000 and represents 2.1% of net assets.

(c)  At June 30, 2013, the Portfolio held approximately $4,425,000 of fair valued securities, representing 2.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	77.2%
Computer Services, Software & Systems	16.9
Diversified Retail	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $158,155)	$206,262
Investment in Security of Affiliated Issuer, at Value (Cost $8,959)	8,959
Total Investments in Securities, at Value (Cost $167,114)	215,221
Foreign Currency, at Value (Cost $22)	22
Cash	32
Receivable for Investments Sold	322
Dividends Receivable	89
Tax Reclaim Receivable	46
Receivable for Portfolio Shares Sold	25
Receivable from Affiliate	—	@
Other Assets	14
Total Assets	215,771
Liabilities:
Payable for Portfolio Shares Redeemed	991
Payable for Advisory Fees	385
Payable for Administration Fees	45
Distribution Fees — Class II Shares	13
Payable for Professional Fees	9
Payable for Custodian Fees	6
Payable for Directors' Fees and Expenses	—	@
Other Liabilities	20
Total Liabilities	1,469
NET ASSETS	$214,302
Net Assets Consist of:
Paid-in-Capital	$154,804
Accumulated Undistributed Net Investment Income	374
Accumulated Undistributed Net Realized Gain	11,019
Unrealized Appreciation (Depreciation) on:
Investments	48,107
Foreign Currency Translations	(2)
Net Assets	$214,302
CLASS I:
Net Assets	$63,916
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,184,583 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.33
CLASS II:
Net Assets	$150,386
Net Asset Value, Offering and Redemption Price Per Share Applicable to 12,344,235 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.18

@  Amount is Less than $500.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Mid Cap Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $44 of Foreign Taxes Withheld)	$915
Dividends from Security of Affiliated Issuer	3
Total Investment Income	918
Expenses:
Advisory Fees (Note B)	822
Administration Fees (Note C)	274
Distribution Fees — Class II Shares (Note D)	273
Professional Fees	43
Custodian Fees (Note F)	23
Shareholder Reporting Fees	17
Directors' Fees and Expenses	3
Pricing Fees	2
Other Expenses	10
Total Expenses	1,467
Distribution Fees — Class II Shares Waived (Note D)	(195)
Waiver of Advisory Fees (Note B)	(42)
Rebate from Morgan Stanley Affiliate (Note H)	(4)
Net Expenses	1,226
Net Investment Loss	(308)
Realized Gain (Loss):
Investments Sold	7,430
Foreign Currency Transactions	(2)
Net Realized Gain	7,428
Change in Unrealized Appreciation (Depreciation):
Investments	22,812
Foreign Currency Translations	(1)
Net Change in Unrealized Appreciation (Depreciation)	22,811
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	30,239
Net Increase in Net Assets Resulting from Operations	$29,931

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Mid Cap Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(308)	$674
Net Realized Gain	7,428	4,060
Net Change in Unrealized Appreciation (Depreciation)	22,811	16,615
Net Increase in Net Assets Resulting from Operations	29,931	21,349
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(7,579)
Class II:
Net Realized Gain	—	(23,272)
Total Distributions	—	(30,851)
Capital Share Transactions:(1)
Class I:
Subscribed	5,362	13,972
Distributions Reinvested	—	7,579
Redeemed	(11,588)	(22,283)
Class II:
Subscribed	2,150	11,070
Distributions Reinvested	—	23,272
Redeemed	(31,004)	(69,482)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(35,080)	(35,872)
Total Decrease in Net Assets	(5,149)	(45,374)
Net Assets:
Beginning of Period	219,451	264,825
End of Period (Including Accumulated Undistributed Net Investment Income of $374 and $682)	$214,302	$219,451
(1) Capital Share Transactions:
Class I:
Shares Subscribed	459	1,237
Shares Issued on Distributions Reinvested	—	715
Shares Redeemed	(991)	(1,968)
Net Decrease in Class I Shares Outstanding	(532)	(16)
Class II:
Shares Subscribed	185	947
Shares Issued on Distributions Reinvested	—	2,221
Shares Redeemed	(2,675)	(6,368)
Net Decrease in Class II Shares Outstanding	(2,490)	(3,200)

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		2008
Net Asset Value, Beginning of Period	$10.77		$11.22		$12.12		$9.16		$5.81		$14.58
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		0.04		(0.05)		0.01		(0.01)		(0.04)
Net Realized and Unrealized Gain (Loss)	1.57		0.91		(0.80)		2.95		3.36		(5.51)
Total from Investment Operations	1.56		0.95		(0.85)		2.96		3.35		(5.55)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.04)		—		—		(0.10)
Net Realized Gain	—		(1.40)		(0.01)		—		—		(3.12)
Total Distributions	—		(1.40)		(0.05)		—		—		(3.22)
Net Asset Value, End of Period	$12.33		$10.77		$11.22		$12.12		$9.16		$5.81
Total Return ++	14.48	%#	8.69%		(7.12)%		32.31%		57.66%		(46.77)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$63,916		$61,552		$64,323		$70,122		$55,559		$48,874
Ratio of Expenses to Average Net Assets(1)	1.05	%+††*	1.05	%+††	1.05	%+††	1.05	%+††	1.04	%+	1.05%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		1.05	%+††	N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.21	)%+††*	0.33	%+††	(0.42	)%+††	0.10	%+††	(0.12	)%+	(0.37)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%††§	0.01%		0.00%§
Portfolio Turnover Rate	25	%#	29%		32%		43%		41%		41%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.09	%††*	1.06	%††	1.05	%††	1.06	%+††	1.06	%+	1.06%+
Net Investment Income (Loss) to Average Net Assets	(0.25	)%††*	0.32	%††	(0.42	)%††	0.09	%+††	(0.14	)%+	(0.38)%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Financial Highlights

Mid Cap Growth Portfolio

	Class II
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		2008
Net Asset Value, Beginning of Period	$10.64		$11.12		$12.01		$9.09		$5.77		$14.50
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.02)		0.03		(0.06)		0.00	‡	(0.01)		(0.05)
Net Realized and Unrealized Gain (Loss)	1.56		0.89		(0.79)		2.92		3.33		(5.48)
Total from Investment Operations	1.54		0.92		(0.85)		2.92		3.32		(5.53)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.03)		—		—		(0.08)
Net Realized Gain	—		(1.40)		(0.01)		—		—		(3.12)
Total Distributions	—		(1.40)		(0.04)		—		—		(3.20)
Net Asset Value, End of Period	$12.18		$10.64		$11.12		$12.01		$9.09		$5.77
Total Return ++	14.47	%#	8.49%		(7.17)%		32.27%		57.37%		(46.82)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$150,386		$157,899		$200,502		$227,378		$183,047		$107,647
Ratio of Expenses to Average Net Assets(1)	1.15	%+††*	1.15	%+††	1.15	%+††	1.15	%+††	1.14	%+	1.15%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		1.15	%+††	N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.31	)%+††*	0.23	%+††	(0.52	)%+††	0.00	%††§	(0.20	)%+	(0.47)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%††§	0.01%		(0.00)%§
Portfolio Turnover Rate	25	%#	29%		32%		43%		41%		41%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.44	%††*	1.41	%††	1.40	%††	1.41	%+††	1.41	%+	1.41%+
Net Investment Loss to Average Net Assets	(0.60	)%††*	(0.03	)%††	(0.77	)%††	(0.26	)%+††	(0.47	)%+	(0.73)%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Effective March 31, 2011, the Portfolio suspended the offering of its shares to new investors. The Portfolio will continue to offer its shares to existing shareholders. On April 30, 2013, the Portfolio recommenced offering Class I and Class II shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Advertising Agencies	$2,187	$—	$—	$2,187
Alternative Energy	5,829	—	—	5,829
Automobiles	5,103	—	—	5,103
Beverage: Soft Drinks	3,579	—	—	3,579
Biotechnology	8,534	—	—	8,534
Cement	4,855	—	—	4,855
Chemicals: Diversified	5,080	—	—	5,080
Commercial Services	10,293	—	—	10,293
Communications Technology	7,019	—	—	7,019
Computer Services, Software & Systems	36,364	—	—	36,364
Computer Technology	7,275	—	1,301	8,576
Consumer Lending	3,558	—	—	3,558
Consumer Services: Miscellaneous	1,609	—	—	1,609
Diversified Manufacturing Operations	2,106	—	—	2,106
Diversified Media	3,158	—	—	3,158
Diversified Retail	12,666	—	—	12,666
Electronic Components	1,350	—	—	1,350
Electronic Entertainment	1,444	—	—	1,444
Entertainment	—	—	2,525	2,525
Financial Data & Systems	8,128	—	—	8,128
Foods	4,777	—	—	4,777
Health Care Services	8,314	—	—	8,314
Hotel/Motel	1,980	—	—	1,980
Insurance: Property-Casualty	10,038	—	—	10,038
Medical Equipment	4,170	—	—	4,170
Personal Care	1,067	—	—	1,067
Pharmaceuticals	6,333	—	—	6,333
Publishing	3,347	—	—	3,347
Recreational Vehicles & Boats	6,908	—	—	6,908
Restaurants	8,764	—	—	8,764
Scientific Instruments: Pollution Control	3,067	—	—	3,067
Semiconductors & Components	3,498	—	—	3,498

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Specialty Retail	$1,131	$—	$—	$1,131
Textiles Apparel & Shoes	5,341	—	—	5,341
Utilities: Electrical	2,965	—	—	2,965
Total Common Stocks	201,837	—	3,826	205,663
Preferred Stock	—	—	427	427
Convertible Preferred Stocks	—	—	172	172
Short-Term Investment — Investment Company	8,959	—	—	8,959
Total Assets	$210,796	$—	$4,425	$215,221

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $11,123,000 transferred from Level 2 to

Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Preferred Stock (000)	Convertible Preferred Stocks (000)
Beginning Balance	$4,160	$455	$2,080
Purchases	—	—	—
Sales	—	—	(1,371)
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate action	—	—	(435)
Change in unrealized appreciation/depreciation	(334)	(28)	(102)
Realized gains (losses)	—	—	—
Ending Balance	$3,826	$427	$172
Net change in unrealized appreciation/ depreciation from investments still held as of June 30, 2013	$(334)	$(28)	$(102)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2013.

	Fair Value at June 30, 2013 (000)	Valuation Technique	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Communications Technology
Convertible Preferred Stock	$47	Asset Approach	Net Tangible Assets	$0.13		$0.13		$0.13		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	27.5%		28.5%		28.0%		Decrease
			Perpetual Growth Rate	5.0%		6.0%		5.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	0.6	x	1.9	x	1.2	x	Increase
			Discount for Lack of Marketability	10.0%		10.0%		10.0%		Decrease
		Merger & Acquisition Transactions	Sale/Merger Scenario	$9.65		$9.65		$9.65		Increase
Computer Services, Software & Systems
Preferred Stock	$427	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		17.5%		17.0%		Decrease
			Perpetual Growth Rate	2.0%		3.0%		2.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	11.0	x	16.1	x	12.1	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

	Fair Value at June 30, 2013 (000)	Valuation Technique	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Computer Technology
Common Stock	$1,301	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
Convertible Preferred Stock	$125		Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	7.7	x	14.3	x	12.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Entertainment
Common Stock	$2,525	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		16.0%		15.6%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ EBITDA	11.1	x	24.5	x	19.7	x	Increase
			Discount for Lack of Marketability	10.0%		10.0%		10.0%		Decrease

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.71% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest, and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares and 1.15% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $42,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.25% of the 0.35% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when it deems such action is appropriate. For the six months ended June 30, 2013, this waiver amounted to approximately $195,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$86	$30,764	$790	$122

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and tax adjustments on passive foreign investment companies and partnership investments held and sold by the Portfolio, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in Capital (000)
$14	$(14)	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$688	$4,895

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

The aggregate gross unrealized appreciation is approximately $55,023,000 and the aggregate gross unrealized depreciation is approximately $6,916,000 resulting in net unrealized appreciation of approximately $48,107,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $54,043,000 and $93,234,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
$5,235	$48,114	$44,390	$3	$8,959

During the six months ended June 30, 2013, the Portfolio incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2013, the Portfolio incurred approximately $4,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 79.7% and 77.4%, for Class I and Class II, respectively.

18

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFMCGSAN
707503 EXP [08/31/14]

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

U.S. Real Estate Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example (unaudited)

U.S. Real Estate Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$1,048.10	$1,019.34	$5.59	$5.51	1.10%
U.S. Real Estate Portfolio Class II	1,000.00	1,047.00	1,018.10	6.85	6.76	1.35

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group average. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.3%)
Apartments (18.5%)
American Campus Communities, Inc. REIT	65,030	$2,644
AvalonBay Communities, Inc. REIT	211,575	28,544
Camden Property Trust REIT	146,290	10,114
Equity Residential REIT	843,158	48,954
Essex Property Trust, Inc. REIT	16,810	2,671
		92,927
Commercial Financing (0.3%)
Blackstone Mortgage Trust, Inc., Class A REIT	53,660	1,325
Diversified (10.2%)
Cole Real Estate Investment, Inc. REIT (a)	170,250	1,948
Cousins Properties, Inc. REIT	350,103	3,536
Digital Realty Trust, Inc. REIT	73,794	4,502
Forest City Enterprises, Inc., Class A (a)	521,123	9,333
Lexington Realty Trust REIT	33,050	386
Vornado Realty Trust REIT	369,514	30,614
Winthrop Realty Trust REIT	80,390	967
		51,286
Health Care (11.2%)
Assisted Living Concepts, Inc., Class A (a)	11,841	142
HCP, Inc. REIT	609,603	27,700
Health Care, Inc. REIT	77,940	5,224
Healthcare Realty Trust, Inc. REIT	272,244	6,942
Senior Housing Properties Trust REIT	237,055	6,147
Ventas, Inc. REIT	144,890	10,064
		56,219
Industrial (5.2%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	11,760	4,731
DCT Industrial Trust, Inc. REIT	858,661	6,139
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	6,362,376	6,980
ProLogis, Inc. REIT	207,580	7,830
Terreno Realty Corp. REIT	24,640	457
		26,137
Lodging/Resorts (8.4%)
Ashford Hospitality Trust, Inc. REIT	236,150	2,704
Host Hotels & Resorts, Inc. REIT	1,934,232	32,631
Starwood Hotels & Resorts Worldwide, Inc.	105,302	6,654
		41,989
Manufactured Homes (1.7%)
Equity Lifestyle Properties, Inc. REIT	106,724	8,387
Mixed Industrial/Office (1.5%)
Duke Realty Corp. REIT	322,920	5,034
PS Business Parks, Inc. REIT	36,997	2,670
		7,704
Office (9.3%)
Alexandria Real Estate Equities, Inc. REIT	66,840	4,393
Boston Properties, Inc. REIT	223,667	23,590
BRCP REIT I, LP (a)(b)(c)(d)	2,928,671	741
BRCP REIT II, LP (a)(b)(c)(d)	7,155,500	3,764
Brookfield Office Properties, Inc.	23,186	387
	Shares	Value (000)
Hudson Pacific Properties, Inc. REIT	249,300	$5,305
Mack-Cali Realty Corp. REIT	343,252	8,406
		46,586
Regional Malls (20.5%)
CBL & Associates Properties, Inc. REIT	44,550	954
General Growth Properties, Inc. REIT	915,457	18,190
Macerich Co. (The) REIT	139,107	8,482
Simon Property Group, Inc. REIT	463,381	73,177
Taubman Centers, Inc. REIT	26,730	2,009
		102,812
Retail Free Standing (0.1%)
National Retail Properties, Inc. REIT	18,090	622
Self Storage (5.2%)
Public Storage REIT	158,036	24,232
Sovran Self Storage, Inc. REIT	27,242	1,765
		25,997
Shopping Centers (6.2%)
Acadia Realty Trust REIT	103,356	2,552
DDR Corp. REIT	141,780	2,361
Federal Realty Investment Trust REIT	56,164	5,823
Regency Centers Corp. REIT	380,999	19,358
Retail Opportunity Investments Corp. REIT	72,317	1,005
		31,099
Total Common Stocks (Cost $317,076)		493,090
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $8,051)	8,050,815	8,051
Total Investments (99.9%) (Cost $325,127)		501,141
Other Assets in Excess of Liabilities (0.1%)		486
Net Assets (100.0%)		$501,627

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2013.

(c)  At June 30, 2013, the Portfolio held fair valued securities valued at approximately $16,216,000, representing 3.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LLC was acquired between 12/04 - 5/08 and has a current cost basis of approximately $642,000. BRCP REIT II, LLC was acquired between 1/07 - 4/11 and has a current cost basis of approximately $7,155,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 - 5/09 and has a current cost basis of approximately $5,880,000, Keystone Industrial Fund LP was acquired between 3/07 - 6/11 and has a current cost basis of approximately $4,884,000. At June 30, 2013, these securities had an aggregate market value of approximately $16,216,000 representing 3.2% of net assets.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Regional Malls	20.5%
Apartments	18.6
Health Care	11.2
Diversified	10.2
Office	9.3
Lodging/Resorts	8.4
Shopping Centers	6.2
Industrial	5.2
Self Storage	5.2
Other*	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $317,076)	$493,090
Investment in Security of Affiliated Issuer, at Value (Cost $8,051)	8,051
Total Investments in Securities, at Value (Cost $325,127)	501,141
Cash	7
Dividends Receivable	1,303
Receivable for Investments Sold	1,040
Receivable for Portfolio Shares Sold	297
Receivable from Affiliate	—	@
Other Assets	18
Total Assets	503,806
Liabilities:
Payable for Advisory Fees	1,029
Payable for Portfolio Shares Redeemed	467
Payable for Investments Purchased	467
Payable for Administration Fees	103
Distribution Fees — Class II Shares	37
Payable for Professional Fees	12
Payable for Custodian Fees	5
Payable for Directors' Fees and Expenses	4
Other Liabilities	55
Total Liabilities	2,179
NET ASSETS	$501,627
Net Assets Consist of:
Paid-in-Capital	$530,240
Accumulated Undistributed Net Investment Income	9,492
Accumulated Net Realized Loss	(214,119)
Unrealized Appreciation (Depreciation) on:
Investments	176,014
Net Assets	$501,627
CLASS I:
Net Assets	$318,389
Net Asset Value, Offering and Redemption Price Per Share Applicable to 19,482,423 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$16.34
CLASS II:
Net Assets	$183,238
Net Asset Value, Offering and Redemption Price Per Share Applicable to 11,278,872 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$16.25

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$7,504
Dividends from Security of Affiliated Issuer	1
Total Investment Income	7,505
Expenses:
Advisory Fees (Note B)	2,010
Administration Fees (Note C)	629
Distribution Fees — Class II Shares (Note D)	320
Professional Fees	31
Shareholder Reporting Fees	26
Custodian Fees (Note F)	13
Directors' Fees and Expenses	6
Pricing Fees	2
Other Expenses	7
Expenses Before Non Operating Expenses	3,044
Investment Related Expenses	43
Total Expenses	3,087
Distribution Fees — Class II Shares Waived (Note D)	(91)
Rebate from Morgan Stanley Affiliate (Note H)	(4)
Net Expenses	2,992
Net Investment Income	4,513
Realized Gain:
Investments Sold	5,419
Net Realized Gain	5,419
Change in Unrealized Appreciation (Depreciation):
Investments	12,961
Net Change in Unrealized Appreciation (Depreciation)	12,961
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	18,380
Net Increase in Net Assets Resulting from Operations	$22,893

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,513	$5,310
Net Realized Gain	5,419	18,542
Net Change in Unrealized Appreciation (Depreciation)	12,961	45,919
Net Increase in Net Assets Resulting from Operations	22,893	69,771
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(2,576)
Class II:
Net Investment Income	—	(1,069)
Total Distributions	—	(3,645)
Capital Share Transactions:(1)
Class I:
Subscribed	30,748	41,613
Distributions Reinvested	—	2,576
Redeemed	(32,266)	(57,248)
Class II:
Subscribed	17,326	20,907
Distributions Reinvested	—	1,069
Redeemed	(19,531)	(48,149)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,723)	(39,232)
Total Increase in Net Assets	19,170	26,894
Net Assets:
Beginning of Period	482,457	455,563
End of Period (Including Accumulated Undistributed Net Investment Income of $9,492 and $4,979)	$501,627	$482,457
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,848	2,765
Shares Issued on Distributions Reinvested	—	165
Shares Redeemed	(1,936)	(3,814)
Net Decrease in Class I Shares Outstanding	(88)	(884)
Class II:
Shares Subscribed	1,036	1,395
Shares Issued on Distributions Reinvested	—	68
Shares Redeemed	(1,186)	(3,223)
Net Decrease in Class II Shares Outstanding	(150)	(1,760)

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		2008
Net Asset Value, Beginning of Period	$15.59		$13.57		$12.91		$10.15		$8.20		$22.05
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.18		0.08		0.14		0.17		0.31
Net Realized and Unrealized Gain (Loss)	0.60		1.97		0.69		2.87		2.04		(5.87)
Total from Investment Operations	0.75		2.15		0.77		3.01		2.21		(5.56)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)		(0.11)		(0.25)		(0.26)		(0.69)
Net Realized Gain	—		—		—		—		—		(7.60)
Total Distributions	—		(0.13)		(0.11)		(0.25)		(0.26)		(8.29)
Net Asset Value, End of Period	$16.34		$15.59		$13.57		$12.91		$10.15		$8.20
Total Return ++	4.81	%#	15.84%		5.92%		29.96%		28.36%		(37.89)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$318,389		$305,099		$277,481		$288,516		$244,866		$396,921
Ratio of Expenses to Average Net Assets(1)	1.10	%+††*	1.10	%+††	1.09	%+††	1.11	%+††	1.13	%+	1.07%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.08	%+††*	1.08	%+††	1.07	%+††	1.10	%+††	1.10	%+	1.05%+
Ratio of Net Investment Income to Average Net Assets(1)	1.88	%+††*	1.19	%+††	0.64	%+††	1.20	%+††	2.25	%+	2.01%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%§	0.00%§
Portfolio Turnover Rate	9	%#	17%		18%		22%		36%		35%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A		1.12	%+††	1.14	%+	N/A
Net Investment Income to Average Net Assets	N/A		N/A		N/A		1.19	%+††	2.24	%+	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Financial Highlights

U.S. Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		2008
Net Asset Value, Beginning of Period	$15.52		$13.50		$12.84		$10.11		$8.16		$21.83
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.14		0.05		0.11		0.14		0.27
Net Realized and Unrealized Gain (Loss)	0.60		1.97		0.68		2.84		2.05		(5.79)
Total from Investment Operations	0.73		2.11		0.73		2.95		2.19		(5.52)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.07)		(0.22)		(0.24)		(0.55)
Net Realized Gain	—		—		—		—		—		(7.60)
Total Distributions	—		(0.09)		(0.07)		(0.22)		(0.24)		(8.15)
Net Asset Value, End of Period	$16.25		$15.52		$13.50		$12.84		$10.11		$8.16
Total Return ++	4.70	%#	15.62%		5.66%		29.53%		28.49%		(38.05)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$183,238		$177,358		$178,082		$198,500		$258,106		$221,251
Ratio of Expenses to Average Net Assets(1)	1.35	%+††*	1.35	%+††	1.34	%+††	1.36	%+††	1.38	%+	1.32%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.33	%+††*	1.33	%+††	1.32	%+††	1.35	%+††	1.35	%+	1.30%+
Ratio of Net Investment Income to Average Net Assets(1)	1.63	%+††*	0.94	%+††	0.39	%+††	0.95	%+††	1.83	%+	1.77%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%§	0.00%§
Portfolio Turnover Rate	9	%#	17%		18%		22%		36%		35%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.45	%††*	1.45	%††	1.44	%††	1.47	%+††	1.49	%+	1.42%+
Net Investment Income to Average Net Assets	1.53	%††*	0.84	%††	0.29	%††	0.84	%+††	1.72	%+	1.67%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$92,927	$—	$—	$92,927
Commercial Financing	1,325	—	—	1,325
Diversified	51,286	—	—	51,286
Health Care	56,219	—	—	56,219
Industrial	14,426	—	11,711	26,137
Lodging/Resorts	41,989	—	—	41,989
Manufactured Homes	8,387	—	—	8,387
Mixed Industrial/Office	7,704	—	—	7,704
Office	42,081	—	4,505	46,586
Regional Malls	102,812	—	—	102,812
Retail Free Standing	622	—	—	622
Self Storage	25,997	—	—	25,997
Shopping Centers	31,099	—	—	31,099
Total Common Stocks	476,874	—	16,216	493,090
Short-Term Investment — Investment Company	8,051	—	—	8,051
Total Assets	$484,925	$—	$16,216	$501,141

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$15,603
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Action	(390)
Change in unrealized appreciation/depreciation	1,003
Realized gains (losses)	—
Ending Balance	$16,216
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2013.	$1,003

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2013.

	Fair Value at June 30, 2013 (000)	Valuation Technique	Unobservable Input
Industrial
Common Stocks	$11,711	Adjusted Capital Balance	Underlying Investment Financial Statements
Office
Common Stocks	$4,505	Adjusted Capital Balance	Underlying Investment Financial Statements

3.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT I, LLC, the Portfolio has made a subscription commitment of $3,360,000 for which it will receive 3,360,000 shares of common stock. As of June 30, 2013, BRCP REIT I, LLC has drawn down approximately $2,929,000, which represents 87.2% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT II, LLC, the Portfolio has made a subscription commitment of $7,700,000 for which it will receive 7,700,000 shares of common stock. As of June 30, 2013, BRCP REIT II, LLC has drawn down approximately $7,155,000, which represents 92.9% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Keystone Industrial Fund, LP, the Portfolio has made a subscription commitment of $6,675,000 for which it will receive 6,675,000 shares of common stock. As of June 30, 2013, Keystone Industrial Fund, LP has drawn down approximately $6,362,000, which represents 95.3% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund, LP, the Portfolio has made a subscription commitment of $6,300,000 for which it will receive 12,600 shares of common stock. As of June 30, 2013, Cabot Industrial Value Fund, LP has drawn down approximately $5,880,000 which represents 93.3% of the commitment.

4.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2013, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.80% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares and 1.35% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.10% of the 0.35% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waiver when it deems that such action is appropriate. For the six months ended June 30, 2013, this waiver amounted to approximately $91,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,645	—	$3,537	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to REIT basis adjustments, return of capital for certain securities sold and partnership basis adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$(569)	$569	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term (000)
$4,101	—

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $182,074,000 and the aggregate gross unrealized depreciation is approximately $6,060,000 resulting in net unrealized appreciation of approximately $176,014,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2012, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$199,172	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2012, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $14,742,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $47,110,000 and $52,092,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds—Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
$2,798	$31,002	$25,749	$1	$8,051

During the six months ended June 30, 2013, the Portfolio incurred approximately $1,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 41.8% and 77.2%, for Class I and Class II, respectively.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFREISAN
701156 EXP [08/31/14]

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Small Company Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Director and Officer Information	Back Cover
1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example (unaudited)

Small Company Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Small Company Growth Portfolio Class II	$1,000.00	$1,243.60	$1,018.60	$6.95	$6.26	1.25%

*  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee was higher but close to its peer group average and the total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)
Common Stocks (90.9%)
Advertising Agencies (1.1%)
Aimia, Inc. (Canada)	14,436	$216
Air Transport (1.4%)
XPO Logistics, Inc. (a)	15,221	275
Alternative Energy (0.2%)
Halcon Resources Corp. (a)	6,586	37
Asset Management & Custodian (3.4%)
Eurazeo (France)	4,727	253
Greenhill & Co., Inc.	9,801	449
		702
Banks: Diversified (1.0%)
Financial Engines, Inc.	4,649	212
Beverage: Brewers & Distillers (2.1%)
Boston Beer Co., Inc. (The), Class A (a)	1,975	337
Crimson Wine Group Ltd. (a)	11,644	99
		436
Building Materials (0.7%)
Louis XIII Holdings Ltd. (Hong Kong) (a)	185,200	145
Cement (2.1%)
Eagle Materials, Inc.	6,483	430
Chemicals: Diversified (3.6%)
Intrepid Potash, Inc.	6,903	132
Rockwood Holdings, Inc.	8,097	518
Tronox Ltd., Class A	4,288	86
		736
Commercial Services (14.5%)
Advisory Board Co. (The) (a)	20,065	1,096
Corporate Executive Board Co. (The)	16,365	1,035
CoStar Group, Inc. (a)	4,358	562
MercadoLibre, Inc. (Brazil)	2,446	264
		2,957
Computer Services, Software & Systems (10.7%)
Cornerstone OnDemand, Inc. (a)	4,992	216
Guidewire Software, Inc. (a)	4,632	195
MakeMyTrip Ltd. (India) (a)	12,191	174
NetSuite, Inc. (a)	5,427	498
OpenTable, Inc. (a)	4,729	302
Solera Holdings, Inc.	10,470	583
Yelp, Inc. (a)	4,036	140
Zynga, Inc., Class A (a)	25,840	72
		2,180
Computer Technology (2.1%)
Textura Corp. (a)	4,412	115
Youku Tudou, Inc. ADR (China) (a)	8,776	168
Zillow, Inc., Class A (a)	2,747	155
		438
Consumer Electronics (0.8%)
Sohu.com, Inc. (China) (a)	2,500	154
	Shares	Value (000)
Diversified Financial Services (0.5%)
Capitol Acquisition Corp. II (Units) (a)(b)	9,568	$97
Diversified Retail (6.8%)
Blue Nile, Inc. (a)	13,256	501
Citi Trends, Inc. (a)	6,490	94
Groupon, Inc. (a)	54,062	459
Krispy Kreme Doughnuts, Inc. (a)	19,528	341
		1,395
Electronic Components (0.7%)
3D Systems Corp. (a)	3,093	136
Entertainment (2.3%)
Vail Resorts, Inc.	7,739	476
Foods (7.6%)
Annie's, Inc. (a)	4,585	196
Fairway Group Holdings Corp. (a)	9,455	229
Fiesta Restaurant Group, Inc. (a)	22,923	788
Ocado Group PLC (United Kingdom) (a)	76,520	347
		1,560
Health Care Management Services (2.3%)
HMS Holdings Corp. (a)	20,086	468
Health Care Services (3.3%)
athenahealth, Inc. (a)	7,986	676
Insurance: Multi-Line (1.4%)
Greenlight Capital Re Ltd., Class A (a)	11,637	285
Medical & Dental Instruments & Supplies (1.4%)
Techne Corp.	4,262	294
Medical Services (2.7%)
Medidata Solutions, Inc. (a)	7,135	553
Oil Well Equipment & Services (0.5%)
Oasis Petroleum, Inc. (a)	2,668	104
Oil: Crude Producers (0.9%)
Gulfport Energy Corp. (a)	3,691	174
Pharmaceuticals (0.6%)
Ironwood Pharmaceuticals, Inc. (a)	12,586	125
Publishing (1.4%)
Morningstar, Inc.	3,567	277
Restaurants (1.4%)
Dunkin' Brands Group, Inc.	6,748	289
Scientific Instruments: Pollution Control (1.4%)
Covanta Holding Corp.	14,279	286
Semiconductors & Components (4.5%)
First Solar, Inc. (a)	14,807	663
Tessera Technologies, Inc.	12,658	263
		926
Specialty Retail (1.9%)
Five Below, Inc. (a)	10,818	398

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

Small Company Growth Portfolio

	Shares	Value (000)
Technology: Miscellaneous (2.1%)
iRobot Corp. (a)	5,253	$209
Tableau Software, Inc., Class A (a)	3,935	218
		427
Telecommunications Equipment (3.3%)
Angie's List, Inc. (a)	18,878	501
Pandora Media, Inc. (a)	9,419	173
		674
Truckers (0.2%)
LLX Logistica SA (Brazil) (a)	91,784	41
Utilities: Electrical (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(c)(d)	113,183	—
Total Common Stocks (Cost $12,462)		18,579
Preferred Stocks (1.1%)
Advertising Agencies (0.2%)
Glam Media, Inc. Series M-1 (a)(c)(e) (acquisition cost — $142; acquired 3/19/08)	9,428	34
Glam Media, Inc. Escrow Series M-1 (a)(c)(e) (acquisition cost — $14; acquired 3/19/08)	1,346	3
		37
Health Care Services (0.9%)
Castlight Health, Inc. (a)(c)(e) (acquisition cost — $132; acquired 6/4/10)	32,177	196
Total Preferred Stocks (Cost $288)		233
Convertible Preferred Stocks (5.6%)
Computer Services, Software & Systems (4.1%)
Twitter, Inc. Series E (a)(c)(e) (acquisition cost — $134; acquired 9/24/09)	50,319	826
Computer Technology (0.0%)
Youku Tudou, Inc., Class A (a)(c)(e) (acquisition cost — $—@; acquired 9/16/10)	17	—	@
Consumer Services: Miscellaneous (1.5%)
Xoom, Inc. Series F (a)(e) (acquisition cost — $161; acquired 2/23/10)	14,101	313
Total Convertible Preferred Stocks (Cost $295)		1,139
	Face Amount (000)
Promissory Notes (0.1%)
Advertising Agencies (0.1%)
Glam Media, Inc. 9.00%, 12/3/13 (c)(e) (acquisition cost — $60; acquired 3/19/08)	$21	21
Glam Media, Inc. Escrow 9.00%, 12/3/13 (c)(e) (acquisition cost — $1; acquired 3/19/08)	1	—	@
Total Promissory Notes (Cost $61)		21
	Shares	Value (000)
Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $504)	504,435	$504
Total Investments (100.2%) (Cost $13,610)		20,476
Liabilities in Excess of Other Assets (-0.2%)		(38)
Net Assets (100.0%)		$20,438

(a)  Non-income producing security.

(b)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)  At June 30, 2013, the Fund held fair valued securities valued at approximately $1,080,000, representing 5.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  Security has been deemed illiquid at June 30, 2013.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2013 amounts to approximately $1,393,000 and represents 6.8% of net assets.

@  Value is less than $500.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	56.4%
Computer Services, Software & Systems	14.7
Commercial Services	14.5
Foods	7.6
Diversified Retail	6.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $13,106)	$19,972
Investment in Security of Affiliated Issuer, at Value (Cost $504)	504
Total Investments in Securities, at Value (Cost $13,610)	20,476
Foreign Currency, at Value (Cost $2)	2
Dividends Receivable	5
Interest Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	3
Total Assets	20,486
Liabilities:
Payable for Advisory Fees	13
Payable for Professional Fees	10
Payable for Portfolio Shares Redeemed	9
Payable for Administration Fees	4
Payable for Custodian Fees	1
Distribution Fees — Class II Shares	1
Other Liabilities	10
Total Liabilities	48
NET ASSETS	$20,438
Net Assets Consist of:
Paid-in-Capital	$11,179
Accumulated Net Investment Loss	(59)
Accumulated Net Realized Gain	2,452
Unrealized Appreciation (Depreciation) on:
Investments	6,866
Foreign Currency Translations	(—	@)
Net Assets	$20,438
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 986,052 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$20.73

@   Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Small Company Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$64
Dividends from Security of Affiliated Issuer	—	@
Interest from Securities of Unaffiliated Issuers	—	@
Total Investment Income	64
Expenses:
Advisory Fees (Note B)	91
Distribution Fees — Class II Shares (Note D)	35
Professional Fees	33
Administration Fees (Note C)	25
Custodian Fees (Note F)	12
Shareholder Reporting Fees	7
Pricing Fees	3
Directors' Fees and Expenses	—	@
Other Expenses	5
Total Expenses	211
Waiver of Advisory Fees (Note B)	(58)
Distribution Fees — Class II Shares Waived (Note D)	(30)
Rebate from Morgan Stanley Affiliate (Note H)	(—	@)
Net Expenses	123
Net Investment Loss	(59)
Realized Gain (Loss):
Investments Sold	1,747
Foreign Currency Transactions	(—	@)
Net Realized Gain	1,747
Change in Unrealized Appreciation (Depreciation):
Investments	2,615
Foreign Currency Translations	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	2,615
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	4,362
Net Increase in Net Assets Resulting from Operations	$4,303

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Small Company Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(59)	$(89)
Net Realized Gain	1,747	1,212
Net Change in Unrealized Appreciation (Depreciation)	2,615	1,799
Net Increase in Net Assets Resulting from Operations	4,303	2,922
Distributions from and/or in Excess of:
Class II:
Net Realized Gain	—	(403)
Total Distributions	—	(403)
Capital Share Transactions:(1)
Class II:
Subscribed	326	353
Distributions Reinvested	—	403
Redeemed	(2,962)	(6,200)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,636)	(5,444)
Total Increase (Decrease) in Net Assets	1,667	(2,925)
Net Assets:
Beginning of Period	18,771	21,696
End of Period (Including Accumulated Net Investment Losses of $(59) and $(—@))	$20,438	$18,771
(1) Capital Share Transactions:
Class II:
Shares Subscribed	17	21
Shares Issued on Distributions Reinvested	—	25
Shares Redeemed	(157)	(385)
Net Decrease in Class II Shares Outstanding	(140)	(339)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Financial Highlights

Small Company Growth Portfolio

	Class II
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012	2011	2010		2009		2008
Net Asset Value, Beginning of Period	$16.67		$14.81	$16.87	$13.33		$9.09		$16.93
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.06)		(0.07)	(0.08)	(0.02)		(0.05)		(0.03)
Net Realized and Unrealized Gain (Loss)	4.12		2.24	(1.30)	3.56		4.29		(6.38)
Total from Investment Operations	4.06		2.17	(1.38)	3.54		4.24		(6.41)
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.68)	—		—		—
Net Realized Gain	—		(0.31)	—	—		—		(1.43)
Total Distributions	—		(0.31)	(0.68)	—		—		(1.43)
Net Asset Value, End of Period	$20.73		$16.67	$14.81	$16.87		$13.33		$9.09
Total Return ++	24.36	%#	14.71%	(8.71)%	26.56%		46.64%		(40.43)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$20,438		$18,771	$21,696	$30,178		$33,495		$26,481
Ratio of Expenses to Average Net Assets(1)	1.25	%+*	1.25%+	1.25%+	1.25	%+	1.25	%+	1.25%+
Ratio of Net Investment Loss to Average Net Assets(1)	(0.60	)%+*	(0.43)%+	(0.51)%+	(0.17	)%+	(0.49	)%+	(0.23)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.00	%§	0.00%§
Portfolio Turnover Rate	22	%#	22%	26%	25%		30%		38%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.14	%*	2.05%	1.92%	1.81	%+	1.70	%+	1.70%+
Net Investment Loss to Average Net Assets	(1.49	)%*	(1.23)%	(1.18)%	(0.73	)%+	(0.94	)%+	(0.68)%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. The Portfolio currently offers Class II shares only although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Portfolio has suspended the offering of its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have not previously offered the Portfolio as an investment option. The Portfolio will continue to offer its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have previously offered the Portfolio. On April 30, 2013, the Portfolio recommenced offering Class II shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Advertising Agencies	$216	$—	$—	$216
Air Transport	275	—	—	275
Alternative Energy	37	—	—	37
Asset Management & Custodian	702	—	—	702
Banks: Diversified	212	—	—	212
Beverage: Brewers & Distillers	436	—	—	436
Building Materials	145	—	—	145
Cement	430	—	—	430
Chemicals: Diversified	736	—	—	736
Commercial Services	2,957	—	—	2,957
Computer Services, Software & Systems	2,180	—	—	2,180
Computer Technology	438	—	—	438
Consumer Electronics	154	—	—	154
Diversified Financial Services	97	—	—	97
Diversified Retail	1,395	—	—	1,395
Electronic Components	136	—	—	136
Entertainment	476	—	—	476
Foods	1,560	—	—	1,560
Health Care Management Services	468	—	—	468
Health Care Services	676	—	—	676
Insurance: Multi-Line	285	—	—	285
Medical & Dental Instruments & Supplies	294	—	—	294
Medical Services	553	—	—	553
Oil Well Equipment & Services	104	—	—	104
Oil: Crude Producers	174	—	—	174
Pharmaceuticals	125	—	—	125
Publishing	277	—	—	277
Restaurants	289	—	—	289
Scientific Instruments: Pollution Control	286	—	—	286
Semiconductors & Components	926	—	—	926
Specialty Retail	398	—	—	398

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Technology: Miscellaneous	$427	$—	$—		$427
Telecommunications Equipment	674	—	—		674
Truckers	41	—	—		41
Utilities: Electrical	—	—	—	†	—	†
Total Common Stocks	18,579	—	—	†	18,579
Preferred Stocks	—	—	233		233
Convertible Preferred Stocks	—	313	826		1,139
Promissory Notes	—	—	21		21
Short-Term Investment — Investment Company	504	—	—		504
Total Assets	$19,083	$313	$1,080		$20,476

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $388,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)		Preferred Stocks (000)		Convertible Preferred Stocks (000)	Promissory Notes (000)
Beginning Balance	$—	†	$233		$1,007	$21
Purchases	—		—		—	—
Sales	—		—		(161)	—
Amortization of discount	—		—		—	—
Transfers in	—		—		—	—
Transfers out	—		—		—	—
Change in unrealized appreciation/depreciation	—		—	@	169	4
Realized gains (losses)	—		—		(189)	(4)
Ending Balance	$—	†	$233		$826	$21
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2013	$—		$—	@	$17	$4

†  Includes one security which was valued at zero.

@  Amount is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2013.

	Fair Value at June 30, 2013 (000)	Valuation Technique	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Advertising Agencies
Preferred Stock	$34	Market Transaction	Precedent Transaction	$4.18		$4.18		$4.18		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	12.0%		14.0%		13.0%		Decrease
			Perpetual Growth Rate	2.0%		3.0%		2.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.3	x	8.5	x	4.5	x	Increase
			Discount for Lack of Marketability	10.0%		10.0%		10.0%		Decrease
Preferred Stock — Escrow	$3	Discount for Escrow	Discount for Lack of Marketability	42.7%		42.7%		42.7%		Decrease
Promissory Note	$21	Market Transaction	Precedent Transaction	$100.00		$100.00		$100.00		Increase

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

	Fair Value at June 30, 2013 (000)	Valuation Technique	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Computer Services, Software & Systems
Convertible Preferred Stock	$826	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		15.5%		15.0%		Decrease
			Perpetual Growth Rate	2.0%		3.0%		2.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	11.8	x	12.1	x	12.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
			Enterprise Value/ Monthly Active Users	$37.94		$51.34		$44.64		Increase
			Discount (Premium) vs. Key Comparable Company	–15.0%		15.0%		0.0%		Decrease
Health Care Services
Preferred Stock	$196	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	9.5	x	16.4	x	13.9	x	Increase
			Discount for Lack of Marketability	10.0%		10.0%		10.0%		Decrease

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currency against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Next $500 million	Over $1.5 billion
0.92%	0.85%	0.80%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.33% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that the total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expense (including litigation), will not exceed 1.25% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $58,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.30% of the 0.35% distribution fee that it may receive. The fee waiver will continue for at least one year or until such time as the Directors act to discontinue or a portion of such waiver when it deems such action is appropriate. For the six months ended June 30, 2013, this waiver amounted to approximately $30,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
—	$403	$1,002	$37

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, gains on certain equity securities designated as issued by passive foreign investment companies, partnership basis adjustments and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Accumulated Net Investment Loss (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$299	$(253)	$(46)

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$26	$768

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,573,000 and the aggregate gross unrealized depreciation is approximately $707,000 resulting in net unrealized appreciation of approximately $6,866,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $4,249,000 and $7,337,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2013 (000)
$125	$4,238	$3,859	$—	@	$504

@ Amount is less than $500.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 90.5% for Class II shares.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFSCGSAN
702186 EXP [08/31/14]

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Expense Example (unaudited)

Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Actual Ending Account Value 6/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$1,119.90	$1,020.58	$4.47	$4.26	0.85%
Growth Portfolio Class II	1,000.00	1,118.60	1,019.34	5.78	5.51	1.10

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were higher but close to its peer group average. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (99.9%)
Alternative Energy (1.4%)
Range Resources Corp.	15,183	$1,174
Asset Management & Custodian (2.6%)
BlackRock, Inc.	8,214	2,110
Automobiles (2.5%)
Tesla Motors, Inc. (a)	18,869	2,027
Biotechnology (3.4%)
Illumina, Inc. (a)	37,969	2,842
Cable Television Services (0.5%)
Charter Communications, Inc., Class A (a)	3,564	441
Chemicals: Diversified (2.9%)
Monsanto Co.	23,841	2,356
Commercial Services (1.3%)
Intertek Group PLC (United Kingdom)	24,055	1,069
Communications Technology (3.6%)
Motorola Solutions, Inc.	51,127	2,952
Computer Services, Software & Systems (19.7%)
Baidu, Inc. ADR (China) (a)	9,819	928
Facebook, Inc., Class A (a)	191,559	4,762
Google, Inc., Class A (a)	7,498	6,601
LinkedIn Corp., Class A (a)	7,475	1,333
Salesforce.com, Inc. (a)	46,424	1,773
Workday, Inc., Class A (a)	13,409	859
		16,256
Computer Technology (4.0%)
Apple, Inc.	5,860	2,321
Yandex N.V., Class A (Russia) (a)	34,106	942
		3,263
Consumer Lending (9.4%)
CME Group, Inc.	19,287	1,465
Mastercard, Inc., Class A	5,288	3,038
Visa, Inc., Class A	17,991	3,288
		7,791
Diversified Media (2.9%)
McGraw Hill Financial, Inc.	21,191	1,127
Naspers Ltd., Class N (South Africa)	16,999	1,256
		2,383
Diversified Retail (14.8%)
Amazon.com, Inc. (a)	23,978	6,658
Groupon, Inc. (a)	222,917	1,895
NetFlix, Inc. (a)	1,863	393
Priceline.com, Inc. (a)	3,907	3,232
		12,178
Drug & Grocery Store Chains (0.5%)
Whole Foods Market, Inc.	8,336	429
Financial Data & Systems (2.7%)
MSCI, Inc. (a)	27,917	929
Verisk Analytics, Inc., Class A (a)	21,349	1,274
		2,203
	Shares	Value (000)
Health Care Services (0.5%)
athenahealth, Inc. (a)	4,891	$414
Insurance: Multi-Line (1.1%)
American International Group, Inc. (a)	21,270	951
Insurance: Property-Casualty (4.0%)
Arch Capital Group Ltd. (a)	23,657	1,216
Progressive Corp. (The)	80,761	2,053
		3,269
Medical Equipment (3.1%)
Intuitive Surgical, Inc. (a)	5,080	2,573
Pharmaceuticals (5.6%)
Mead Johnson Nutrition Co.	26,214	2,077
Valeant Pharmaceuticals International, Inc. (Canada) (a)	29,583	2,547
		4,624
Radio & TV Broadcasters (0.5%)
Sirius XM Radio, Inc.	121,139	406
Recreational Vehicles & Boats (3.2%)
Edenred (France)	87,512	2,677
Restaurants (2.8%)
Starbucks Corp.	35,636	2,334
Semiconductors & Components (2.0%)
ARM Holdings PLC ADR (United Kingdom)	8,814	319
First Solar, Inc. (a)	30,369	1,358
		1,677
Textiles Apparel & Shoes (4.9%)
Christian Dior SA (France)	11,725	1,892
Coach, Inc.	37,095	2,118
		4,010
Total Common Stocks (Cost $55,665)		82,409
Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $490)	489,952	490
Total Investments (100.5%) (Cost $56,155)		82,899
Liabilities in Excess of Other Assets (-0.5%)		(423)
Net Assets (100.0%)		$82,476

(a)  Non-income producing security.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	50.7%
Computer Services, Software & Systems	19.6
Diversified Retail	14.7
Consumer Lending	9.4
Pharmaceuticals	5.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities	June 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $55,665)	$82,409
Investment in Security of Affiliated Issuer, at Value (Cost $490)	490
Total Investments in Securities, at Value (Cost $56,155)	82,899
Dividends Receivable	35
Tax Reclaim Receivable	23
Receivable for Portfolio Shares Sold	16
Receivable from Affiliate	—	@
Other Assets	8
Total Assets	82,981
Liabilities:
Payable for Portfolio Shares Redeemed	361
Payable for Advisory Fees	94
Payable for Administration Fees	17
Payable for Professional Fees	7
Distribution Fees — Class II Shares	7
Payable for Custodian Fees	3
Payable for Directors' Fees and Expenses	2
Other Liabilities	14
Total Liabilities	505
NET ASSETS	$82,476
Net Assets Consist of:
Paid-in-Capital	$49,934
Accumulated Undistributed Net Investment Income	387
Accumulated Undistributed Net Realized Gain	5,411
Unrealized Appreciation (Depreciation) on:
Investments	26,744
Foreign Currency Translations	(—	@)
Net Assets	$82,476
CLASS I:
Net Assets	$50,686
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,062,716 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$24.57
CLASS II:
Net Assets	$31,790
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,321,707 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$24.05

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $25 of Foreign Taxes Withheld)	$468
Dividends from Security of Affiliated Issuer	2
Total Investment Income	470
Expenses:
Advisory Fees (Note B)	209
Administration Fees (Note C)	104
Distribution Fees — Class II Shares (Note D)	57
Professional Fees	34
Custodian Fees (Note F)	10
Shareholder Reporting Fees	9
Pricing Fees	2
Directors' Fees and Expenses	1
Other Expenses	5
Total Expenses	431
Waiver of Advisory Fees (Note B)	(19)
Distribution Fees — Class II Shares Waived (Note D)	(16)
Rebate from Morgan Stanley Affiliate (Note H)	(2)
Net Expenses	394
Net Investment Income	76
Realized Gain:
Investments Sold	3,245
Foreign Currency Transactions	— @
Net Realized Gain	3,245
Change in Unrealized Appreciation (Depreciation):
Investments	6,180
Foreign Currency Translations	(— @)
Net Change in Unrealized Appreciation (Depreciation)	6,180
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	9,425
Net Increase in Net Assets Resulting from Operations	$9,501

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2013 (unaudited) (000)	Year Ended December 31, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$76	$314
Net Realized Gain	3,245	2,749
Net Change in Unrealized Appreciation (Depreciation)	6,180	8,505
Net Increase in Net Assets Resulting from Operations	9,501	11,568
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(2,444)
Class II:
Net Realized Gain	—	(1,657)
Total Distributions	—	(4,101)
Capital Share Transactions:(1)
Class I:
Subscribed	621	4,913
Distributions Reinvested	—	2,444
Redeemed	(6,824)	(13,500)
Class II:
Subscribed	2,800	9,680
Distributions Reinvested	—	1,657
Redeemed	(6,548)	(13,272)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,951)	(8,078)
Total Decrease in Net Assets	(450)	(611)
Net Assets:
Beginning of Period	82,926	83,537
End of Period (Including Accumulated Undistributed Net Investment Income of $387 and $311)	$82,476	$82,926
(1) Capital Share Transactions:
Class I:
Shares Subscribed	27	225
Shares Issued on Distributions Reinvested	—	114
Shares Redeemed	(291)	(613)
Net Decrease in Class I Shares Outstanding	(264)	(274)
Class II:
Shares Subscribed	123	445
Shares Issued on Distributions Reinvested	—	79
Shares Redeemed	(284)	(623)
Net Decrease in Class II Shares Outstanding	(161)	(99)

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		2008
Net Asset Value, Beginning of Period	$21.94		$20.10		$20.70		$16.87		$10.19		$20.09
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		0.10		(0.02)		0.03		0.02		0.01
Net Realized and Unrealized Gain (Loss)	2.60		2.76		(0.56)		3.82		6.66		(9.88)
Total from Investment Operations	2.63		2.86		(0.58)		3.85		6.68		(9.87)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.02)		(0.02)		—		(0.03)
Net Realized Gain	—		(1.02)		—		—		—		—
Total Distributions	—		(1.02)		(0.02)		(0.02)		—		(0.03)
Net Asset Value, End of Period	$24.57		$21.94		$20.10		$20.70		$16.87		$10.19
Total Return ++	11.99	%#	14.38%		(2.80)%		22.86%		65.55	%**	(49.19)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$50,686		$51,043		$52,279		$65,186		$64,501		$47,933
Ratio of Expenses to Average Net Assets(1)	0.85	%+††*	0.85	%+††	0.85	%+††	0.85	%+††	0.85	%+	0.85%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		0.85	%+††	N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.28	%+††*	0.45	%+††	(0.11	)%+††	0.16	%+††	0.16	%+	0.03%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%§	0.00%§
Portfolio Turnover Rate	20	%#	48%		30%		35%		19%		42%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.90	%††*	0.88	%††	0.88	%††	0.87	%+††	0.90	%+	0.85%+
Net Investment Income (Loss) to Average Net Assets	0.23	%††*	0.42	%††	(0.14	)%††	0.14	%+††	0.11	%+	0.03%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

**  Performance was positively impacted by approximately 0.19% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I would have been approximately 65.36%.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013

Financial Highlights

Growth Portfolio

	Class II
	Six Months Ended June 30, 2013		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		2008
Net Asset Value, Beginning of Period	$21.50		$19.77		$20.39		$16.63		$10.07		$19.88
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.00	‡	0.04		(0.07)		(0.02)		(0.01)		(0.03)
Net Realized and Unrealized Gain (Loss)	2.55		2.71		(0.55)		3.78		6.57		(9.78)
Total from Investment Operations	2.55		2.75		(0.62)		3.76		6.56		(9.81)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.02)		—		—		—		—
Net Asset Value, End of Period	$24.05		$21.50		$19.77		$20.39		$16.63		$10.07
Total Return ++	11.86	%#	14.05%		(3.04)%		22.61%		65.14	%**	(49.35)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$31,790		$31,883		$31,258		$28,661		$28,017		$12,402
Ratio of Expenses to Average Net Assets(1)	1.10	%+††*	1.10	%+††	1.10	%+††	1.10	%+††	1.10	%+	1.10	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		1.10	%+††	N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.03	%+††*	0.20	%+††	(0.36	)%+††	(0.09	)%+††	(0.07	)%+	(0.20	)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%§	0.00	%§
Portfolio Turnover Rate	20	%#	48%		30%		35%		19%		42%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.25	%††*	1.23	%††	1.23	%††	1.22	%+††	1.25	%+	1.20	%+
Net Investment Income (Loss) to Average Net Assets	(0.12	)%††*	0.07	%††	(0.49	)%††	(0.21	)%+††	(0.22	)%+	(0.30	)%+

‡  Amount is less than $0.005 per share.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

**  Performance was positively impacted by approximately 0.19% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class II would have been approximately 64.95%.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Alternative Energy	$1,174	$—	$—	$1,174
Asset Management & Custodian	2,110	—	—	2,110
Automobiles	2,027	—	—	2,027
Biotechnology	2,842	—	—	2,842
Cable Television Services	441	—	—	441
Chemicals: Diversified	2,356	—	—	2,356
Commercial Services	1,069	—	—	1,069
Communications Technology	2,952	—	—	2,952
Computer Services, Software & Systems	16,256	—	—	16,256
Computer Technology	3,263	—	—	3,263
Consumer Lending	7,791	—	—	7,791
Diversified Media	2,383	—	—	2,383
Diversified Retail	12,178	—	—	12,178
Drug & Grocery Store Chains	429	—	—	429
Financial Data & Systems	2,203	—	—	2,203
Health Care Services	414	—	—	414
Insurance: Multi-Line	951	—	—	951
Insurance: Property- Casualty	3,269	—	—	3,269
Medical Equipment	2,573	—	—	2,573
Pharmaceuticals	4,624	—	—	4,624
Radio & TV Broadcasters	406	—	—	406
Recreational Vehicles & Boats	2,677	—	—	2,677
Restaurants	2,334	—	—	2,334
Semiconductors & Components	1,677	—	—	1,677
Textiles Apparel & Shoes	4,010	—	—	4,010
Total Common Stocks	82,409	—	—	82,409
Short-Term Investment — Investment Company	490	—	—	490
Total Assets	$82,899	$—	$—	$82,899

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2013, securities with a total value of approximately $5,002,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stock (000)
Beginning Balance	$63
Purchases	—
Sales	(521)
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	458
Realized gains (losses)	—
Ending Balance	$—
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2013	$—

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.45% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expense (including litigation), will not exceed 0.85% for Class I shares and 1.10% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended June 30, 2013, approximately $19,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.10% of the 0.35% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when it deems such action is appropriate. For the six months ended June 30, 2013, this waiver amounted to approximately $16,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Effective July 1, 2013, the Directors approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.
14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
—	$4,101	$66	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2012:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in Capital (000)
$(1)	$1	—

At December 31, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$316	$3,346

At June 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $27,495,000 and the aggregate gross unrealized depreciation is approximately $751,000 resulting in net unrealized appreciation of approximately $26,744,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $15,932,000 and $25,875,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2013, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

Value December 31, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2013 (000)
$137	$17,374	$17,021	$2	$490

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Notes to Financial Statements (cont'd)

During the six months ended June 30, 2013, the Portfolio incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2013, the Portfolio incurred approximately $1,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 73.9% and 85.7%, for Class I and Class II, respectively.

16

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2013 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCGSAN
701000 EXP [08/31/14]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Universal Institutional Fund, Inc.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

August 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

August 15, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

August 15, 2013